UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd Floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 3rd Avenue, 43rd Floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MLP ETF (ticker: MLPA)

Semi-Annual Report
May 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Fund’s website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments
Global X MLP ETF	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	7
Disclosure of Fund Expenses	24
Liquidity Risk Management Program	26
Supplemental Information	27

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 102.4%
Energy — 102.4%
BP Midstream Partners	1,656,845	$20,727,131
Cheniere Energy Partners	1,220,592	41,182,774
Crestwood Equity Partners	1,764,700	25,076,387
DCP Midstream	3,098,321	34,081,531
Enable Midstream Partners	628,346	2,613,919
Energy Transfer	8,793,010	71,750,962
Enterprise Products Partners	3,908,700	74,656,170
EQM Midstream Partners	1,685,572	33,121,490
Genesis Energy	3,301,657	26,479,289
Holly Energy Partners	1,596,956	25,806,809
Magellan Midstream Partners	1,321,229	59,904,523
MPLX	2,775,355	52,703,991
NGL Energy Partners	4,114,346	20,983,165
Noble Midstream Partners	895,890	8,663,256
NuStar Energy	2,322,158	40,335,885
Phillips 66 Partners	856,414	38,264,578
Plains All American Pipeline	5,173,476	50,182,717
Shell Midstream Partners	2,273,380	30,667,896
TC PipeLines	989,964	34,797,235
Western Midstream Partners	4,029,469	37,635,240
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $902,370,042)		729,634,948
TOTAL INVESTMENTS — 102.4%
(Cost $902,370,042)		$729,634,948

Percentages are based on Net Assets of $712,595,863.
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
1

Statement of Assets and Liabilities
May 31, 2020 (Unaudited)

Global X MLP ETF
Assets:
Cost of Investments	$902,370,042
Investments, at Value	$729,634,948
Cash	1,105,161
Receivable for Investment Securities Sold	40,567,351
Receivable for Capital Shares Sold	5,926,125
Prepaid Income Tax	42,900
Alternative Minimum Tax Credit	41,496
Total Assets	777,317,981
Liabilities:
Payable for Investment Securities Purchased	64,453,816
Payable due to Investment Adviser	251,432
Franchise Tax Payable	8,272
Other Accrued Expenses	8,598
Total Liabilities	64,722,118
Net Assets	$712,595,863
Net Assets Consist of:
Paid-in Capital	$1,201,915,567
Total Distributable Loss	(489,319,704)
Net Assets	$712,595,863
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	24,068,637
Net Asset Value, Offering and Redemption Price Per Share	$29.61

The accompanying notes are an integral part of the financial statements.
2

Statement of Operations
For the period ended May 31, 2020 (Unaudited)

Global X MLP ETF
Investment Income:
Distributions from Master Limited Partnerships	$45,941,318
Less: Return of Capital Distributions	(45,941,318)
Interest Income	11,022
Total Investment Income	11,022
Supervision and Administration Fees(1)	1,873,979
Custodian Fees	4,795
Total Expenses	1,878,774
Net Investment Loss	(1,867,752)
Net Realized Loss on:
Investments	(173,858,137)
Net Realized Loss on Investments	(173,858,137)
Net Change in Unrealized Depreciation on:
Investments	(134,389,981)
Net Change in Unrealized Depreciation on Investments	(134,389,981)
Net Realized and Unrealized Loss on Investments	(308,248,118)
Net Decrease in Net Assets Resulting from Operations	$(310,115,870)

(1)	The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
3

Statement of Changes in Net Assets

	Global X MLP ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Loss	$(1,867,752)	$(4,078,779)
Net Realized Loss on Investments	(173,858,137)	(14,517,319)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(134,389,981)	(49,933,515)
Net Decrease in Net Assets Resulting from Operations	(310,115,870)	(68,529,613)
Distributions	—	—
Return of Capital	(48,450,898)	(77,728,975)
Capital Share Transactions:
Issued	271,376,068	389,112,928
Redeemed	(147,257,971)	(124,431,906)
Increase in Net Assets from Capital Share Transactions	124,118,097	264,681,022
Total Increase (Decrease) in Net Assets	(234,448,671)	118,422,434
Net Assets:
Beginning of Period	947,044,534	828,622,100
End of Period	$712,595,863	$947,044,534
Share Transactions:
Issued	33,431,363	47,050,000
Redeemed	(30,912,726)	(14,800,000)
Net Increase in Shares Outstanding from Share Transactions	2,518,637	32,250,000

The accompanying notes are an integral part of the financial statements.
4

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)
Global X MLP ETF
2020(1)(Unaudited)	43.92	(0.08)	(7.73)	(7.81)	—	(6.50)	(6.50)
2019(1)	51.24	(0.24)	(2.76)	(3.00)	—	(4.32)	(4.32)
2018(1)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	(4.50)	(4.62)
2017(1)	67.44	(0.30)	(5.88)	(6.18)	—	(4.74)	(4.74)
2016(1)	63.36	(0.42)	9.48	9.06	(0.12)	(4.86)	(4.98)
2015(1)	98.70	(0.54)	(28.98)	(29.52)	—	(5.82)	(5.82)

The accompanying notes are an integral part of the financial statements.
5

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)		Net Tax Expense (%)	Total Expenses (%)		Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)†

29.61	(28.41)	712,596	0.45	@	—	0.45	@	(0.45)	—	(0.45)@	13.57
43.92	(6.54)	947,045	0.46		—	0.46		(0.46)	—	(0.46)	55.65
51.24	(1.72)	828,622	0.45		(0.00)	0.45		(0.45)	—	(0.45)	30.35
56.52	(9.85)	692,954	0.46		(0.11)	0.35		(0.46)	—	(0.46)	35.11
67.44	15.34	373,566	0.47		0.03	0.50		(0.47)	(0.23)	(0.70)	37.20
63.36	(31.08)	182,127	0.45		(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44

*	Per share data calculated using average shares method.
**
Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	Annualized.
†	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse share split on April 28, 2020 (See Note 8 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
6

Notes to Financial Statements
May 31, 2020 (unaudited)

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2020, the Trust had eighty-nine portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (the “Fund”). The Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, the interests, or units of MLPs that elect to be taxed as a partnership, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To refrain from being taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. The Fund may also invest in MLPs that elect to be taxed as corporations. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations

7

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the

8

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
New York or London close each day. The Fund does not invest in foreign securities as of May 31, 2020.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Fund’s investment adviser (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2020, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

9

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2020, there have been no significant changes to the Fund’s fair valuation methodology.
FEDERAL INCOME TAXES – The Fund is taxed as a regular C‐corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.
In prior years, the Fund was subject to alternative minimum tax (AMT) on its federal AMT income to the extent that AMT exceeded it regular federal income tax. The Tax Cuts and Jobs Act of 2017 (TCJA) eliminated alternative minimum tax for corporations and allowed them to claim a refundable minimum tax credit for previous AMT paid over an extended period of time. Although, on March 27, 2020 the Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law. The CARES Act accelerated the taxpayers ability to claim the fully refundable amount of minimum tax

10

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
credits. As a result, the Fund’s AMT credit will be requested to be fully refunded on the November 30, 2019 tax return to be filed later this year.
Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s net asset value (“NAV”). From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2020, the Fund did not incur any interest or penalties.
Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.
The Fund’s income tax expense/(benefit) consists of the following:
For the period ended May 31, 2020:
	Current MLP		Deferred MLP		Total MLP
Federal	$	−		$(65,200,353)		$(65,200,353)
State		−		(7,078,895)		(7,078,895)
Valuation allowance		−		72,279,248		72,279,248
Total tax expense (benefit)	$	−	$	−	$	−

11

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Fund’s deferred tax assets and liabilities are as follows:
For the period ended May 31, 2020:
MLP
Deferred tax assets:
Net operating loss carryforward	$15,508,948
Capital loss carryforward	23,157,326
Net unrealized loss on investments	71,994,587
Other	1,900,604
Less valuation allowance	(112,561,465)
Net Deferred Tax Asset	$–

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Prior to the passing of the CARES Act, Net Operating Losses (“NOLs”) were subject to the TCJA but are now governed under the CARES Act. Under the CARES Act, NOLs arising in tax years beginning after December 31, 2017, and before January 1, 2021 may be carried back five tax years and carried forward twenty years. Since the enactment of the TCJA, NOLs generally could not be carried back but could be carried forward indefinitely. Further, the TCJA limited NOL absorption to 80% of taxable income. The CARES Act temporarily removes the 80% limitation, reinstating it for tax years beginning after December 31, 2020.

12

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund has estimated net operating loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$3,371,920	11/30/2036
	11/30/2017	$7,685,726	11/30/2037
	11/30/2018	$4,662,626	11/30/2038
	11/30/2019	$8,197,955	Indefinite
	11/30/2020	$42,700,964	Indefinite
The Fund has estimated capital loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$9,483,687	11/30/2021
	11/30/2019	$54,795,128	11/30/2024
	11/30/2020	$35,194,235	11/30/2025
Based upon the Fund’s assessment, it has been determined that it is not more likely than not that the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

13

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Total income tax expense/(benefit) (current and deferred) during the period ended May 31, 2020, differs from the amount computed by applying the federal statutory income tax rate of 21% for the Fund to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:
For the period ended May 31, 2020:
	MLP
Income tax (benefit) at statutory rate	$(65,124,333)	21.00%
State income taxes (net of federal benefit)	(7,070,642)	2.28%
Permanent differences, net	(77,762)	0.03%
Other adjustments	(6,511)	0.00%
Change in valuation allowance	72,279,248	-23.31%
Net income tax expense/(benefit)	$–	0.00%

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2019, 2018, 2017, and 2016 remain subject to examination by tax   authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state tax returns in several states.

14

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP ETF	$1,038,890,027	$5,108,188	$(314,363,267)	$(309,255,079)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion.
The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability.
The Fund’s quarterly distributions are in an amount that is approximately equal to the distributions the Fund receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Fund, including taxes imposed on the Fund (if any). Based on its investment objective and strategies, the Fund’s distributions normally will be comprised of ordinary income, tax-deferred returns of capital, and/or capital gains for U.S. federal income tax purposes. If the Fund pays  return of capital distributions to shareholders, such distributions   are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

15

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
For the period ended November 30, 2019, the Fund made the following tax basis distributions from MLP distributions received:
MLP
Net investment income	$—
Return of capital	(77,728,975)
Total	$(77,728,975)

CREATION UNITS –The Fund issues and redeems its shares (“Shares”) on a continuous basis at NAV and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2020	Redemption Fee
Global X MLP ETF	50,000	$250	$1,480,000	$250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

16

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s  business affairs and other administrative matters and provides or causes to be furnished all supervisory,  administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is  essentially an “all-in” fee structure.  For the Adviser’s services to the Fund, under the supervision and administration agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Fund bears other expenses that are not covered by the supervision and administration agreement, which may vary and  affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rate of supervision and administration fees paid by the Fund pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2019.

17

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2020, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2020	Purchases	Sales and Maturities
Global X MLP ETF	$113,802,640	$294,448,697

18

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

4. INVESTMENT TRANSACTIONS (continued)
For the period/year ended May 31, 2020 and November 30, 2019, in-kind transactions associated with creations and redemptions were, respectively:
2020	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$270,941,787	$–	$–

2019	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$388,407,175	$–	$–

For the period ended May 31, 2020, there were no purchases or sales of long-term U.S. Government securities by the Fund.
5. CONCENTRATION OF RISKS
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in its underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index).
Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its underlying index, moreover, at least 80% of the Fund’s total assets will be invested in securities that have economic characteristics of the MLP asset class. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor

19

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

5. CONCENTRATION OF RISKS (continued)
performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs operating in energy related sectors are subject to risks that are specific to the industry they serve.
Risks Related to Investing in Energy Infrastructure Companies:
The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:
•  reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
•  new construction and acquisition risk, which can limit growth potential;
•  a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•  changes in the regulatory environment; • extreme weather;
•  rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
•  threats of attack by terrorists.
Risks Related to Investing in Midstream MLPs:
MLPs that operate midstream assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others. Further, MLPs that operate gathering and processing assets are subject to natural declines in the production of the oil and gas fields they serve. In addition, some gathering and processing contracts subject the owner of such assets to direct commodity price risk.
Risks Related to Investing in the Energy Sector:
The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices; international politics;

20

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

5. CONCENTRATION OF RISKS (continued)
energy conservation; the success of exploration projects; natural disasters or other catastrophes; changes in exchange rates, interest rates, or economic conditions; changes in demand for energy products and services; and tax and other government regulatory policies.
Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry:
The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.
A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.
6. LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to

21

Notes to Financial Statements (continued)
May 31, 2020 (unaudited)

6. LOANS OF PORTFOLIO SECURITIES (continued)
any loss on the collateral invested. As of May 31, 2020, the Fund had no securities on loan.
7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts.  Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
8. REVERSE SHARE SPILT
Effective April 28, 2020, the Fund executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
9. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

22

Notes to Financial Statements (concluded)
May 31, 2020 (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.
11. SUBSEQUENT EVENTS
The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

23

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2019 to May 31, 2020).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

24

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$715.90	0.45%	$1.93
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

25

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage the Fund’s Liquidity Risk and operated adequately and effectively to manage the Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

26

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Fund’s website at www.globalxetfs.com.

27

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-005-0800

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X SuperDividend® Alternatives ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X TargetIncomeTM 5 ETF (ticker: TFIV)
Global X TargetIncomeTM Plus 2 ETF (ticker: TFLT)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Semi-Annual Report
May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X MLP & Energy Infrastructure ETF	1
Global X U.S. Preferred ETF	4
Global X SuperDividend® Alternatives ETF	20
Global X S&P 500® Quality Dividend ETF	25
Global X TargetIncomeTM 5 ETF	29
Global X TargetIncomeTM Plus 2 ETF	31
Global X Adaptive U.S. Factor ETF	33
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	51
Notes to Financial Statements	57
Disclosure of Fund Expenses	72
Liquidity Risk Management Program	74
Supplemental Information	75

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 75.3%
CANADA— 23.0%
Energy — 23.0%
Enbridge ^	1,428,662	$46,360,082
Pembina Pipeline	1,410,458	35,303,764
TC Energy	994,844	44,777,928
TOTAL CANADA		126,441,774
UNITED STATES— 52.3%
Energy — 52.3%
Antero Midstream (A)	5,871,757	28,066,999
Archrock	2,643,920	16,788,892
Cheniere Energy *	523,523	23,218,245
EnLink Midstream	5,168,842	12,198,467
Equitrans Midstream (A)	3,029,671	24,510,038
Kinder Morgan	2,949,754	46,606,113
ONEOK	1,108,564	40,673,213
Plains GP Holdings, Cl A	2,573,638	25,710,644
Targa Resources	1,541,787	27,582,569
Williams	2,104,265	42,990,134
TOTAL UNITED STATES		288,345,314
TOTAL COMMON STOCK
(Cost $584,878,343)		414,787,088

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments		May 31, 2020 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 23.8%
Energy — 23.8%
Cheniere Energy Partners	88,674	$2,991,861
DCP Midstream	203,105	2,234,155
Enable Midstream Partners	188,980	786,157
Energy Transfer	3,156,712	25,758,770
Enterprise Products Partners	1,275,486	24,361,783
EQM Midstream Partners	188,847	3,710,843
Holly Energy Partners	102,741	1,660,294
Magellan Midstream Partners	513,599	23,286,579
MPLX	893,707	16,971,496
Phillips 66 Partners	133,048	5,944,585
Plains All American Pipeline	1,084,460	10,519,262
Shell Midstream Partners	281,480	3,797,165
TC PipeLines	136,742	4,806,481
Western Midstream Partners	457,233	4,270,556
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $155,950,478)		131,099,987

SHORT-TERM INVESTMENT(B)(C) — 4.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $24,179,072)	24,179,072	24,179,072

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.050%, dated 05/31/20, to be repurchased on 06/01/20, repurchase price $2,838,322 (collateralized by U.S. Treasury Obligations, ranging in par value $345,339 - $2,546,145, 1.500%, 08/15/2026, with a total market value of $2,891,484)

(Cost $2,838,310)	$2,838,310	2,838,310
TOTAL INVESTMENTS — 104.0%
(Cost $767,846,203)		$572,904,457

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments		May 31, 2020 (Unaudited)
Global X MLP & Energy Infrastructure ETF

Percentages are based on Net Assets of $550,999,052.
*	Non-income producing security.
^	Canadian security listed on New York and Toronto Stock Exchanges.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $26,737,248.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $27,017,382.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$414,787,088	$—	$—	$414,787,088
Master Limited Partnerships	131,099,987	—	—	131,099,987
Short-Term Investment	24,179,072	—	—	24,179,072
Repurchase Agreement	—	2,838,310	—	2,838,310
Total Investments in Securities	$570,066,147	$2,838,310	$—	$572,904,457

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

Sector Weightings †:

60.2% Financials
15.1% Utilities
6.5% Real Estate
4.8% Communication Services
2.5% Information Technology
2.3% Health Care
2.1% Short-Term Investment
2.0% Energy
1.9% Consumer Discretionary
1.8% Industrials
0.5% Materials
0.2% Repurchase Agreement
0.1% Consumer Staples

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.7%
Financials — 1.4%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060% (A)	47,801	$1,226,096
Aspen Insurance Holdings, 5.625% (A)	43,328	1,072,368
Aspen Insurance Holdings, 5.625%	41,561	1,024,479
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	66,719	1,700,667
Enstar Group, 7.000% (A)	20,301	514,224
PartnerRe, 7.250%	48,774	1,282,756
PartnerRe, 5.875% (A)	33,005	833,046
RenaissanceRe Holdings, 5.750%	43,349	1,126,640

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
RenaissanceRe Holdings, 5.375%	48,100	$1,212,601
		9,992,877
Industrials — 0.3%
Triton International, 8.000%	24,611	595,586
Triton International, 7.375%	28,327	678,149
Triton International, 6.875% (A)	24,062	543,801
		1,817,536
TOTAL BERMUDA		11,810,413
CANADA— 0.8%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593% (A)	100,613	2,439,865
Utilities — 0.4%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677% (A)	51,798	1,411,495
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	58,307	1,574,289
		2,985,784
TOTAL CANADA		5,425,649
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	155,771	3,654,388
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875% (A)	45,273	967,031
TOTAL NETHERLANDS		4,621,419
SPAIN— 0.1%
Financials — 0.1%
Banco Santander, 4.000%, VAR ICE LIBOR USD 3 Month+0.520%	39,549	823,015

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED KINGDOM— 1.3%
Financials — 1.3%
HSBC Holdings, 6.200%	249,408	$6,452,185
Prudential, 6.750%	43,382	1,132,270
Prudential, 6.500%	49,819	1,331,164
TOTAL UNITED KINGDOM		8,915,619
UNITED STATES— 95.0%
Communication Services — 4.9%
AT&T, 5.625% (A)	138,942	3,756,992
AT&T, 5.350%	227,661	5,976,101
AT&T, 5.000% (A)	206,852	5,318,165
Qwest, 7.000% (A)	40,597	1,039,283
Qwest, 6.875%	84,500	2,044,055
Qwest, 6.750%	110,807	2,719,204
Qwest, 6.625% (A)	72,164	1,728,328
Qwest, 6.500%	164,660	3,862,924
Qwest, 6.125% (A)	130,260	2,949,086
Telephone & Data Systems, 7.000%	52,174	1,345,046
Telephone & Data Systems, 6.875%	40,789	1,027,067
Telephone & Data Systems, 5.875% (A)	36,722	907,768
United States Cellular, 7.250%	49,791	1,302,532
United States Cellular, 6.950%	60,525	1,558,519
		35,535,070
Consumer Discretionary — 1.9%
Brunswick, 6.500%	34,807	929,347
Brunswick, 6.375%	41,716	1,086,702
Dillard’s Capital Trust I, 7.500%	34,894	694,042
eBay, 6.000% (A)	126,190	3,288,511
Ford Motor, 6.200% (A)	125,708	2,677,580
Ford Motor, 6.000%	134,116	2,648,791
QVC, 6.375%	38,875	866,524

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
QVC, 6.250%	83,490	$1,749,115
		13,940,612
Consumer Staples — 0.1%
Energizer Holdings, 7.500%	9,749	912,409
Energy — 1.6%
Chesapeake Energy, 4.500% (A)	9,802	30,582
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month+4.882%	19,420	378,302
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	30,304	581,534
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	78,806	1,710,090
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	134,362	2,969,400
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	78,726	1,676,864
Nabors Industries, 6.000%	32,499	208,644
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	32,458	693,628
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	42,582	867,821
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	69,765	1,303,210
NuStar Logistics, 7.953%, VAR ICE LIBOR USD 3 Month+6.734%	73,505	1,563,451
		11,983,526
Financials — 57.9%
Affiliated Managers Group, 5.875%	53,141	1,432,150
Allied Capital, 6.875% (A)	40,421	1,020,630
Allstate, 5.625% (A)	96,519	2,639,795
Allstate, 5.100%	198,284	5,151,418

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165% (A)	83,756	$2,187,707
Allstate, 4.750%	49,782	1,273,424
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	66,624	1,499,706
American Financial Group, 6.000% (A)	24,347	619,388
American Financial Group, 5.875%	22,269	590,797
American Financial Group, 5.125% (A)	32,791	813,873
American International Group, 5.850% (A)	83,737	2,208,145
Apollo Global Management, 6.375%	47,747	1,265,296
Apollo Global Management, 6.375%	52,324	1,383,970
Arch Capital Group, 5.450% (A)	54,852	1,390,498
Arch Capital Group, 5.250% (A)	75,187	1,831,555
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	145,196	3,650,227
Athene Holding, 5.625%	59,013	1,449,359
Axis Capital Holdings, 5.500% (A)	92,170	2,180,742
BancorpSouth Bank, 5.500% (A)	28,109	698,228
Bank of America, 7.250%	13,164	17,962,278
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327% (A)	181,209	4,774,857
Bank of America, 6.200%	189,791	4,904,199
Bank of America, 6.000%	151,635	3,945,543
Bank of America, 6.000% (A)	232,259	6,336,025
Bank of America, 5.875%	143,852	3,859,549
Bank of America, 5.375% (A)	240,418	6,298,952
Bank of America, 5.000%	225,618	5,640,450
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	37,859	870,000
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500% (A)	70,176	1,527,030

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350% (A)	55,427	$1,285,906
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650% (A)	51,422	999,644
Bank of New York Mellon, 5.200% (A)	97,733	2,491,214
Brighthouse Financial, 6.600%	70,973	1,830,394
Brighthouse Financial, 6.250% (A)	66,892	1,739,192
Brightsphere Investment Group, 5.125%	21,185	506,957
Capital One Financial, 6.200%	83,729	2,155,184
Capital One Financial, 6.000%	83,747	2,195,846
Capital One Financial, 5.200% (A)	100,666	2,481,417
Capital One Financial, 5.000%	258,210	6,031,786
Capital One Financial, 4.800%	210,803	4,606,046
Charles Schwab, 6.000%	100,714	2,561,157
Charles Schwab, 5.950%	126,193	3,318,876
CIT Group, 5.625% (A)	33,890	702,879
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	160,182	4,382,579
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	256,987	6,956,638
Citigroup, 6.300%	174,538	4,529,261
Citigroup Capital XIII, 7.130%, VAR ICE LIBOR USD 3 Month+6.370%	384,913	10,392,651
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642% (A)	54,751	1,383,558
Citizens Financial Group, 5.000%	75,159	1,699,345
Commerce Bancshares, 6.000%	25,762	675,995
Equitable Holdings, 5.250%	134,539	3,214,137
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	75,303	2,052,007
Fifth Third Bancorp, 4.950% (A)	42,640	1,054,061
First Republic Bank, 5.500% (A)	50,202	1,337,883

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
First Republic Bank, 5.125% (A)	36,092	$937,670
First Republic Bank, 4.700%	65,833	1,589,209
Globe Life, 6.125%	52,617	1,399,612
GMAC Capital Trust I, Ser 2, 6.177%, VAR ICE LIBOR USD 3 Month+5.785%	457,079	10,325,415
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	117,691	3,170,596
Goldman Sachs Group, 6.300%	113,474	2,967,345
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640% (A)	168,586	4,359,634
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750% (A)	32,534	697,529
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670% (A)	231,875	5,003,863
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750% (A)	125,867	2,585,308
Hanover Insurance Group, 6.350% (A)	30,350	792,438
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	100,758	2,732,557
Hartford Financial Services Group, 6.000%	57,474	1,581,110
Huntington Bancshares, 6.250%	100,705	2,585,097
IBERIABANK, 6.100%, VAR ICE LIBOR USD 3 Month+3.859%	17,616	405,696
JPMorgan Chase, 6.150%	198,344	5,041,904
JPMorgan Chase, 6.100%	245,195	6,218,145
JPMorgan Chase, 6.000% (A)	317,416	8,770,204
JPMorgan Chase, 5.750% (A)	291,278	7,847,029
JPMorgan Chase, 4.750%	151,605	3,759,804
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	83,844	2,354,339
KeyCorp, 5.650%	72,297	1,883,337
KeyCorp, 5.625%	75,251	1,944,486

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
KKR, 6.750%	57,973	$1,511,936
Legg Mason, 6.375%	43,335	1,152,711
Legg Mason, 5.450%	83,682	2,136,401
MetLife, 5.625% (A)	135,504	3,588,146
MetLife, 4.750%	168,533	4,182,989
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	100,568	2,357,314
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	145,318	4,023,855
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	144,093	3,912,125
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	168,646	4,602,349
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491% (A)	169,540	4,525,023
Morgan Stanley, 4.875% (A)	83,669	2,040,687
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700% (A)	185,313	4,037,970
Navient, 6.000% (A)	54,437	1,246,607
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	86,290	2,248,717
Northern Trust, 4.700%	66,734	1,677,025
Oaktree Capital Group, 6.625%	30,884	809,161
Oaktree Capital Group, 6.550%	40,639	1,053,769
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020% (A)	43,385	1,124,539
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	257,889	6,808,270
PNC Financial Services Group, 5.375%	80,336	2,039,731
Prospect Capital, 6.250%	38,569	964,225
Prudential Financial, 5.750% (A)	96,456	2,454,805
Prudential Financial, 5.700% (A)	119,364	3,043,782

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Prudential Financial, 5.625% (A)	94,807	$2,539,880
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	83,801	2,225,755
Regions Financial, Ser A, 6.375%	83,723	2,142,472
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148% (A)	83,778	2,153,932
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	66,764	1,643,730
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	67,100	1,640,595
SLM, 2.441%, VAR ICE LIBOR USD 3 Month+1.700% (A)	18,846	705,594
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108% (A)	126,194	3,250,757
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	83,794	2,250,707
Stifel Financial, 6.250% (A)	28,741	735,770
SVB Financial Group, 5.250%	58,243	1,438,020
Synchrony Financial, 5.625%	125,873	2,574,103
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	32,692	772,839
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	62,264	1,360,468
Truist Financial, 5.625% (A)	77,801	2,002,598
Truist Financial, 5.200% (A)	75,233	1,928,222
Truist Financial, 5.200% (A)	83,715	2,126,361
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530% (A)	27,993	639,360
Unum Group, 6.250%	52,218	1,262,631
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	189,707	5,074,662
US Bancorp, 5.500% (A)	96,494	2,637,181

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 4.500% (A)	83,727	$2,124,991
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600% (A)	168,264	3,385,472
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	53,214	1,369,196
Wells Fargo, 7.500%	16,946	22,877,100
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	141,481	3,769,054
Wells Fargo, 6.000%	21,287	546,011
Wells Fargo, 6.000%	168,601	4,331,360
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	296,340	7,438,134
Wells Fargo, 5.700%	168,586	4,314,116
Wells Fargo, 5.625% (A)	115,996	3,001,976
Wells Fargo, 5.500%	198,354	5,010,422
Wells Fargo, 5.250%	104,920	2,631,394
Wells Fargo, 5.200% (A)	126,131	3,159,582
Wells Fargo, 5.125% (A)	109,146	2,721,010
Wells Fargo, 4.750%	345,458	8,197,718
WR Berkley, 5.900%	18,495	488,453
WR Berkley, 5.750% (A)	50,428	1,292,470
WR Berkley, 5.700%	34,801	922,922
WR Berkley, 5.625% (A)	58,260	1,520,586
WR Berkley, 5.100%	49,746	1,235,193
		421,927,665
Health Care — 2.4%
Avantor, 6.250%	89,160	5,729,421
Change Healthcare, 6.000% (A)	25,313	1,234,009
Danaher, 4.750%	7,046	8,505,790

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Health Care — continued
Elanco Animal Health, 5.000%	46,057	$1,751,548
		17,220,768
Industrials — 1.6%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650% (A)	45,494	1,003,143
Colfax, 5.750%	19,355	2,363,245
Fortive, 5.000%	5,914	4,759,292
Pitney Bowes, 6.700% (A)	74,184	1,260,386
Stanley Black & Decker, 5.250%	28,301	2,322,946
		11,709,012
Information Technology — 2.5%
Broadcom, 8.000%	17,095	18,564,315
Materials — 0.5%
International Flavors & Fragrances, 6.000%	69,917	3,358,813
Real Estate — 6.6%
American Homes 4 Rent, 6.350% ‡	37,889	994,207
Brookfield Property Partners, 6.500%	33,126	668,814
Brookfield Property Partners, 6.375%	41,074	821,480
CBL & Associates Properties, Ser D, 7.375% ‡ (A)	40,192	31,036
CBL & Associates Properties, 6.625% ‡	4,059	2,853
Digital Realty Trust, 6.350% ‡	43,858	1,124,080
Digital Realty Trust, 5.875% ‡ (A)	43,284	1,118,026
Digital Realty Trust, 5.850% ‡ (A)	38,002	1,026,054
Digital Realty Trust, 5.200% ‡	57,408	1,466,200
Diversified Healthcare Trust, 6.250% ‡	43,305	813,701
Diversified Healthcare Trust, 5.625% ‡	60,998	1,151,642
EPR Properties, 5.750% ‡	26,848	466,887
Kimco Realty, 5.250% ‡	46,338	1,119,526
Kimco Realty, 5.125% ‡ (A)	38,835	947,962

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
National Retail Properties, 5.200% ‡ (A)	61,188	$1,443,425
Office Properties Income Trust, 5.875% ‡	55,239	1,345,070
PS Business Parks, 5.250% ‡	39,740	1,018,934
PS Business Parks, 5.200% ‡	35,708	904,484
PS Business Parks, 5.200% ‡	37,613	965,526
PS Business Parks, 4.875% ‡	53,962	1,326,386
Public Storage, 5.600% ‡	51,928	1,432,174
Public Storage, 5.400% ‡	52,666	1,356,149
Public Storage, 5.375% ‡	82,871	2,117,354
Public Storage, 5.200% ‡	83,716	2,149,827
Public Storage, 5.150% ‡	48,626	1,274,001
Public Storage, 5.125% ‡	32,820	846,756
Public Storage, 5.050% ‡ (A)	53,717	1,412,220
Public Storage, 4.950% ‡	57,724	1,474,271
Public Storage, 4.900% ‡	58,269	1,479,450
Public Storage, 4.875% ‡	52,529	1,364,703
Public Storage, 4.750% ‡ (A)	37,889	983,599
Public Storage, 4.700% ‡ (A)	42,762	1,092,142
QTS Realty Trust, 6.500% ‡	13,219	2,015,633
RLJ Lodging Trust, 1.950% ‡	57,596	1,290,150
SITE Centers, 6.375% ‡	28,251	568,410
SITE Centers, 6.250% ‡ (A)	23,936	477,523
Spirit Realty Capital, 6.000% ‡	32,453	775,627
VEREIT, Ser F, 6.700% ‡	129,812	3,275,157
Vornado Realty Trust, 5.700% ‡	52,504	1,288,973
Vornado Realty Trust, 5.400% ‡	52,307	1,211,430
Vornado Realty Trust, 5.250% ‡	56,184	1,293,356
Washington Prime Group, 7.500% ‡ (A)	18,704	133,341
		48,068,539

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 15.0%
Alabama Power, 5.000% (A)	43,342	$1,197,539
American Electric Power, 6.125% (A)	67,738	3,541,343
CenterPoint Energy, 7.000%	82,120	2,826,570
CMS Energy, 5.875% (A)	105,892	2,817,786
CMS Energy, 5.875%	49,188	1,329,060
CMS Energy, 5.625%	32,859	867,806
Dominion Energy, 7.250% (A)	69,168	7,247,423
Dominion Energy, 5.250% (A)	134,660	3,530,785
DTE Energy, 6.250%	96,907	4,117,579
DTE Energy, 6.000%	49,744	1,328,662
DTE Energy, 5.375% (A)	49,799	1,289,296
DTE Energy, 5.250% (A)	66,759	1,735,734
DTE Energy, 5.250%	36,124	913,576
Duke Energy, 5.750%	168,667	4,670,389
Duke Energy, 5.625% (A)	83,798	2,317,015
Duke Energy, 5.125% (A)	83,727	2,133,364
Entergy Arkansas, 4.875% (A)	69,294	1,782,242
Entergy Louisiana, 4.875% (A)	46,836	1,219,141
Entergy Mississippi, 4.900% (A)	45,096	1,200,005
Entergy New Orleans, 5.500% (A)	18,153	483,051
Essential Utilities, 6.000%	40,634	2,368,556
Georgia Power, 5.000%	46,823	1,218,334
Interstate Power and Light, 5.100% (A)	32,821	837,592
National Rural Utilities Cooperative Finance, 5.500%	44,083	1,177,016
NextEra Energy, 4.872% (A)	129,001	6,545,511
NextEra Energy Capital Holdings, 5.650% (A)	115,613	3,113,458
NextEra Energy Capital Holdings, 5.250% (A)	95,623	2,451,774
NextEra Energy Capital Holdings, 5.125%	83,726	2,118,268
NextEra Energy Capital Holdings, 5.000% (A)	75,237	1,905,753

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	83,799	$2,208,104
PPL Capital Funding, Ser B, 5.900%	75,241	1,896,073
SCE Trust II, 5.100%	66,677	1,607,582
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	49,652	1,149,444
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132% (A)	56,543	1,251,862
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	52,120	1,184,166
SCE Trust VI, 5.000%	79,334	1,734,241
Sempra Energy, 6.750%	24,120	2,481,224
Sempra Energy, 5.750% (A)	127,447	3,251,173
South Jersey Industries, 5.625%	34,255	858,430
Southern, 6.750%	146,177	7,006,264
Southern, 6.250%	168,602	4,312,839
Southern, 5.250%	75,836	1,986,145
Southern, 5.250%	134,661	3,464,828
Southern, 4.950% (A)	168,544	4,205,173
Spire, 5.900%	44,121	1,186,855
Tennessee Valley Authority, 2.350%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	45,404	1,154,170
		109,223,201
TOTAL UNITED STATES		692,443,930
TOTAL PREFERRED STOCK
(Cost $739,498,127)		724,040,045

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 2.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $15,315,555)	15,315,555	$15,315,555

REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $1,797,855 (collateralized by U.S. Treasury Obligations, ranging in par value $218,746 - $1,612,784, 1.500%, 08/15/2026, with a total market value of $1,831,530)

(Cost $1,797,848)	$1,797,848	1,797,848

TOTAL INVESTMENTS — 101.8%
(Cost $756,611,530)		$741,153,448

Percentages are based on Net Assets of $728,244,482.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $16,763,661.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $17,113,403.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Preferred ETF

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$666,820,735	$57,219,310	$—	$724,040,045
Short-Term Investment	15,315,555	—	—	15,315,555
Repurchase Agreement	—	1,797,848	—	1,797,848
Total Investments in Securities	$682,136,290	$59,017,158	$—	$741,153,448

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		May 31, 2020 (Unaudited)
Global X SuperDividend® Alternatives ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 32.4%
Energy — 4.1%
Kinder Morgan	16,842	$266,104
ONEOK	10,998	403,516
		669,620
Financials — 18.9%
Apollo Investment	26,277	265,398
Ares Capital	16,597	244,806
BlackRock Capital Investment	80,604	218,437
BlackRock TCP Capital	28,381	289,486
Hercules Capital	23,709	264,118
Main Street Capital (A)	8,831	275,527
New Mountain Finance	26,067	247,637
PennantPark Floating Rate Capital	37,271	310,094
PennantPark Investment	68,446	224,503
Prospect Capital (A)	42,620	216,083
Sixth Street Specialty Lending	13,013	239,439
Solar Capital	15,238	256,303
		3,051,831

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		May 31, 2020 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 9.4%
Avista	5,518	$216,140
CenterPoint Energy	15,168	269,687
Dominion Energy	3,248	276,112
Duke Energy	2,899	248,241
PPL	9,496	265,319
Southern	4,330	247,113
		1,522,612
TOTAL COMMON STOCK
(Cost $6,554,678)		5,244,063

CLOSED-END FUNDS — 26.7%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	31,276	346,225
BlackRock Income Trust	52,782	324,609
Brookfield Real Assets Income Fund	20,700	342,378
Eaton Vance Risk-Managed Diversified Equity Income Fund	36,531	339,738
Eaton Vance Tax Managed Global Buy-Write Opportunities Fund (A)	40,741	341,002
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	25,199	347,998
Morgan Stanley Emerging Markets Domestic Debt Fund	57,672	327,577
Nuveen Mortgage and Income Fund	18,482	341,917
Stone Harbor Emerging Markets Income Fund (A)	41,322	298,345
Templeton Emerging Markets Income Fund (A)	40,638	314,132
Voya Global Equity Dividend and Premium Opportunity Fund	67,372	334,839
Western Asset Emerging Markets Debt Fund (A)	28,868	349,015
Western Asset Mortgage Opportunity Fund	23,734	311,153
TOTAL CLOSED-END FUNDS
(Cost $5,175,363)		4,318,928

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		May 31, 2020 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUND — 18.6%
Global X SuperDividend REIT ETF (A)(B)	408,694	$2,995,727
TOTAL EXCHANGE TRADED FUND
(Cost $5,497,074)		2,995,727

MASTER LIMITED PARTNERSHIPS — 17.2%
Energy — 15.7%
Alliance Resource Partners *	75,624	239,728
Black Stone Minerals	50,124	317,786
Enable Midstream Partners	90,371	375,943
Holly Energy Partners	16,929	273,573
MPLX	20,820	395,372
Sunoco	15,355	396,160
USA Compression Partners	43,623	525,657
		2,524,219
Utilities — 1.5%
Suburban Propane Partners	17,111	249,649
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,618,753)		2,773,868

BUSINESS DEVELOPMENT COMPANIES — 4.5%
Goldman Sachs BDC	14,383	241,634
Golub Capital BDC (A)	14,422	175,083
TCG BDC	34,008	303,012
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,036,568)		719,729

SHORT-TERM INVESTMENT(C)(D) — 9.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $1,469,392)	1,469,392	1,469,392

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		May 31, 2020 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.1%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $172,489 (collateralized by U.S. Treasury Obligations, ranging in par value $20,987 - $154,732, 1.500%, 08/15/2026, with a total market value of $175,719)

(Cost $172,488)	$172,488	$172,488

TOTAL INVESTMENTS — 109.6%
(Cost $22,524,316)		$17,694,195
Percentages are based on Net Assets of $16,138,616.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $1,564,264.
(B)	Affiliated Investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $1,641,880.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

BDC — Business Development Companies
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,244,063	$—	$—	$5,244,063
Closed-End Funds	4,318,928	—	—	4,318,928
Exchange Traded Fund	2,995,727	—	—	2,995,727
Master Limited Partnerships	2,773,868	—	—	2,773,868
Business Development Companies	719,729	—	—	719,729
Short-Term Investment	1,469,392	—	—	1,469,392
Repurchase Agreement	—	172,488	—	172,488
Total Investments in Securities	$17,521,707	$172,488	$—	$17,694,195

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		May 31, 2020 (Unaudited)
Global X SuperDividend® Alternatives ETF

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.
The following is a summary of the transactions with affiliates for the period ended May 31, 2020:
	Value at 11/30/2019	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 5/31/2020	Shares	Dividend Income
Global X SuperDividend® REIT ETF	$6,423,112	$602,930	$(1,110,015)	$(2,683,843)	$(236,457)	$2,995,727	408,694	$165,760

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		May 31, 2020 (Unaudited)
Global X S&P 500® Quality Dividend ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
UNITED KINGDOM— 0.7%
Energy — 0.7%
TechnipFMC	4,906	$36,304
UNITED STATES— 98.9%
Consumer Discretionary — 7.4%
Best Buy	1,139	88,945
Garmin	992	89,448
Genuine Parts	919	76,654
Newell Brands	5,031	66,158
Whirlpool	651	79,304
Total Consumer Discretionary		400,509
Consumer Staples — 13.3%
Archer-Daniels-Midland	2,137	84,005
Clorox	643	132,619
Coca-Cola	1,775	82,857
Kraft Heinz	3,056	93,117
Molson Coors Beverage, Cl B	1,901	72,162
PepsiCo	701	92,216

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments		May 31, 2020 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	770	$89,258
Walgreens Boots Alliance	1,670	71,710
Total Consumer Staples		717,944
Energy — 9.7%
Baker Hughes, Cl A	4,136	68,286
Cabot Oil & Gas	6,060	120,229
Chevron	819	75,102
ConocoPhillips	1,559	65,759
Exxon Mobil	1,412	64,204
HollyFrontier	1,948	61,265
Phillips 66	865	67,695
Total Energy		522,540
Financials — 17.0%
American International Group	1,897	57,024
Ameriprise Financial	583	81,661
Bank of New York Mellon	1,925	71,552
BlackRock, Cl A	196	103,613
Fifth Third Bancorp	3,159	61,253
Huntington Bancshares	6,377	56,692
Lincoln National	1,638	62,129
MetLife	1,919	69,103
Principal Financial Group	1,801	69,555
Prudential Financial	1,039	63,337
T Rowe Price Group	784	94,786
Travelers	712	76,171
Unum Group	3,228	48,904
Total Financials		915,780
Health Care — 10.9%
Amgen	412	94,636
Bristol-Myers Squibb	1,514	90,416
Gilead Sciences	1,484	115,500
Johnson & Johnson	690	102,637

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments		May 31, 2020 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merck	1,083	$87,420
Pfizer	2,547	97,270
Total Health Care		587,879
Industrials — 16.7%
3M	572	89,484
CH Robinson Worldwide	1,262	102,386
Cummins	530	89,888
Eaton	1,032	87,617
Emerson Electric	1,286	78,472
Fastenal	2,636	108,761
Illinois Tool Works	551	95,025
Johnson Controls International	2,390	75,070
Lockheed Martin	250	97,110
Snap-On	567	73,534
Total Industrials		897,347
Information Technology — 11.9%
Cisco Systems	2,132	101,952
Hewlett Packard Enterprise	6,100	59,231
Juniper Networks	4,003	97,113
Maxim Integrated Products	1,621	93,499
NetApp	1,545	68,814
Seagate Technology	1,645	87,251
Texas Instruments	763	90,599
Xerox Holdings	2,659	42,225
Total Information Technology		640,684
Materials — 3.0%
Nucor	1,711	72,307
Packaging Corp of America	870	88,227
Total Materials		160,534
Real Estate — 9.0%
AvalonBay Communities ‡	463	72,233
Healthpeak Properties ‡	2,995	73,797

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments		May 31, 2020 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	5,447	$65,037
Kimco Realty ‡	4,819	53,539
Public Storage ‡	470	95,287
Regency Centers ‡	1,605	68,678
Vornado Realty Trust ‡	1,499	54,279
Total Real Estate		482,850
TOTAL UNITED STATES		5,326,067
TOTAL COMMON STOCK
(Cost $6,231,376)		5,362,371
TOTAL INVESTMENTS — 99.6%
(Cost $6,231,376)		$5,362,371

Percentages are based on Net Assets of $5,383,315.
‡	Real Estate Investment Trust

Cl — Class
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments		May 31, 2020 (Unaudited)
Global X TargetIncomeTM 5 ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X SuperDividend® ETF(A)	23,399	$245,689
Global X SuperDividend® U.S. ETF(A)	8,683	134,066
Global X U.S. Preferred ETF(A)	29,487	704,444
iShares 20+ Year Treasury Bond ETF	2,292	374,948
SPDR Blackstone	15,674	675,863
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	16,475	507,924
Xtrackers USD High Yield Corporate Bond ETF	14,494	682,378
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,603,221)		3,325,312

TOTAL INVESTMENTS — 99.9%
(Cost $3,603,221)		$3,325,312

Percentages are based on Net Assets of $3,328,757.
(A)	Affiliated investment.

ETF — Exchange Traded Fund
EM — Emerging Markets
SPDR — Standard & Poor’s Depository Receipts
USD — U.S. Dollar
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments		May 31, 2020 (Unaudited)
Global X TargetIncomeTM 5 ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2020:
	Value at 11/30/2019	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation/(Depreciation)	Realized Gain/(Loss)	Value at 5/31/2020	Shares	Dividend Income
Global X SuperDividend® ETF	$191,394	$943,366	$(595,487)	$(157,036)	$(136,548)	$245,689	23,399	$18,607
Global X SuperDividend® U.S. ETF	$–	$111,291	$(1,492)	$22,775	$1,492	$134,066	8,683	$444
Global X U.S. Preferred ETF	$240,642	$1,230,166	$(711,913)	$(45,096)	$(9,355)	$704,444	29,487	$20,988
Totals:	$432,036	$2,284,823	$(1,308,892)	$(179,357)	$(144,411)	$1,084,199	61,569	$40,038

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments		May 31, 2020 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X U.S. Preferred ETF(A)	29,732	$710,297
iShares Core U.S. Aggregate Bond ETF	6,179	726,959
Schwab US TIPS ETF *	12,302	730,247
SPDR Blackstone	15,805	681,512
Xtrackers USD High Yield Corporate Bond ETF	14,614	688,027
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,655,105)		3,537,042

TOTAL INVESTMENTS — 100.0%
(Cost $3,655,105)		$3,537,042

Percentages are based on Net Assets of $3,538,420.
*	Non-income producing security.
(A)	Affiliated investment.

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security
USD — U.S. Dollar
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments		May 31, 2020 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2020:
	Value at 11/30/2019	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 5/31/2020	Shares	Dividend Income
Global X U.S. Preferred ETF	$1,950,330	$5,936,078	$(6,130,811)	$(46,328)	$(998,972)	$710,297	29,732	$92,282

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 4.2%
Activision Blizzard	12,739	$916,953
AT&T	27,550	850,193
Cable One	122	230,200
Charter Communications, Cl A *	2,975	1,618,400
Cogent Communications Group	843	64,506
Liberty Broadband, Cl C *	414	56,561
Omnicom Group	719	39,394
Roku, Cl A *	1,609	176,202
Take-Two Interactive Software *	1,633	222,366
T-Mobile US *	568	56,823
Verizon Communications	13,147	754,375
ViacomCBS, Cl B	33,820	701,427
Walt Disney	361	42,345
Total Communication Services		5,729,745

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 11.8%
AutoZone *	44	$50,506
Bright Horizons Family Solutions *	551	61,646
Carnival	43,378	682,770
Dollar General	5,437	1,041,240
Domino’s Pizza	607	234,205
Dunkin’ Brands Group *	619	39,535
Foot Locker *	23,425	648,872
Ford Motor	106,005	605,288
Gap	71,013	632,016
Garmin	9,649	870,050
General Motors	23,732	614,184
Harley-Davidson	27,642	589,880
Kohl’s *	32,814	630,685
McDonald’s	4,087	761,490
MGM Resorts International	38,020	653,184
Norwegian Cruise Line Holdings *	46,418	726,906
PVH	12,892	586,199
Royal Caribbean Cruises *	14,837	769,595
Starbucks	534	41,647
Tapestry *	36,648	498,413
Target	9,646	1,179,995
Tesla *	3,418	2,854,030
Tiffany	2,811	360,173
Toll Brothers	24,854	803,033
Yum! Brands	675	60,568
Total Consumer Discretionary		15,996,110
Consumer Staples — 8.4%
Boston Beer, Cl A	138	77,933
Campbell Soup	3,539	180,418
Church & Dwight	648	48,645
Clorox	2,501	515,831
Coca-Cola	14,757	688,857
Costco Wholesale	8,091	2,495,831

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Flowers Foods	27,945	$659,223
Freshpet *	653	50,399
Hershey	2,186	296,596
Hormel Foods	4,542	221,786
Kraft Heinz	17,087	520,641
Kroger	36,878	1,202,960
Mondelez International, Cl A	838	43,677
PepsiCo	4,426	582,240
Procter & Gamble	614	71,175
Sysco	12,505	689,776
Walmart	24,706	3,065,026
Total Consumer Staples		11,411,014
Energy — 3.7%
Chevron	432	39,614
ConocoPhillips	14,454	609,670
Exxon Mobil	13,124	596,748
HollyFrontier	18,284	575,032
Kinder Morgan	2,485	39,263
Marathon Oil	111,546	595,656
Marathon Petroleum	20,450	718,613
Occidental Petroleum	37,748	488,836
Phillips 66	8,642	676,323
Valero Energy	9,990	665,734
Total Energy		5,005,489
Financials — 25.3%
AGNC Investment ‡	93,647	1,211,792
Ally Financial	36,049	628,695
American Financial Group	7,890	475,294
American International Group	22,692	682,121
Annaly Capital Management ‡	46,019	283,477
Assured Guaranty	18,854	488,884
Athene Holding, Cl A *	22,139	639,596

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Axis Capital Holdings	14,013	$526,048
Bank of New York Mellon	13,835	514,247
Bank OZK	29,119	654,886
Blackstone Group, Cl A	7,515	426,852
Blackstone Mortgage Trust, Cl A ‡	27,780	655,330
Brown & Brown	3,337	134,147
Capital One Financial	9,807	667,268
Citigroup	11,634	557,385
Citizens Financial Group	25,816	622,166
Comerica	16,602	603,483
East West Bancorp	18,723	654,369
eHealth *	638	83,208
Fifth Third Bancorp	30,015	581,991
First American Financial	12,448	628,499
First Hawaiian	32,234	556,036
First Horizon National	64,230	600,550
FNB	70,226	520,375
Franklin Resources	30,468	574,931
Hartford Financial Services Group	13,772	527,330
Huntington Bancshares	62,017	551,331
Invesco	53,522	426,570
Jefferies Financial Group	41,998	615,271
KeyCorp	48,038	569,250
KKR	22,803	632,783
Legg Mason	18,673	930,476
Lincoln National	17,395	659,792
MarketAxess Holdings	567	288,371
MetLife	15,474	557,219
MGIC Investment	84,960	697,522
Morgan Stanley	12,997	574,467
New Residential Investment ‡	91,362	655,066
New York Community Bancorp	49,892	501,415
Old Republic International	32,244	502,684

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
People’s United Financial	44,839	$513,407
Principal Financial Group	17,388	671,525
Prudential Financial	9,168	558,881
Radian Group	40,257	639,281
Regions Financial	54,326	614,427
Reinsurance Group of America, Cl A	4,968	450,846
Starwood Property Trust ‡	46,558	617,359
State Street	8,551	521,269
Synchrony Financial	31,489	641,431
Synovus Financial	29,571	567,467
TCF Financial	22,661	655,356
Truist Financial	14,454	531,618
Umpqua Holdings	46,560	530,318
United Bankshares	19,921	579,303
Unum Group	33,590	508,888
Valley National Bancorp	72,167	575,893
Webster Financial	21,866	618,808
Wells Fargo	18,336	485,354
White Mountains Insurance Group	44	40,285
Wintrust Financial	14,464	612,695
WR Berkley	711	41,202
Zions Bancorp	17,004	559,517
Total Financials		34,196,307
Health Care — 14.2%
ACADIA Pharmaceuticals *	2,338	116,152
Acceleron Pharma *	1,490	147,257
Alnylam Pharmaceuticals *	2,174	294,077
Amedisys *	742	142,501
AmerisourceBergen, Cl A	2,251	214,610
Amgen	8,789	2,018,833
Arrowhead Pharmaceuticals *	2,116	68,220
Biogen Idec *	3,009	924,034
Bio-Rad Laboratories, Cl A *	317	155,749

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	37,340	$2,229,945
Chemed	323	154,559
Danaher	304	50,649
DaVita *	1,584	128,241
DENTSPLY SIRONA	14,936	694,823
DexCom *	3,159	1,195,081
Eli Lilly	342	52,309
Gilead Sciences	23,304	1,813,750
Insulet *	2,227	419,945
Iovance Biotherapeutics *	2,950	94,666
Johnson & Johnson	4,983	741,221
LHC Group *	484	78,655
Masimo *	1,058	254,121
Medtronic	456	44,953
Merck	5,007	404,165
Mirati Therapeutics *	560	55,546
Moderna *	3,782	232,593
Momenta Pharmaceuticals *	2,866	90,222
Natera *	1,379	60,469
NeoGenomics *	1,744	46,547
Pfizer	21,005	802,181
QIAGEN *	868	38,010
Quest Diagnostics	514	60,796
Quidel *	799	139,825
Reata Pharmaceuticals, Cl A *	572	83,123
Regeneron Pharmaceuticals *	1,842	1,128,796
Repligen *	1,724	225,792
ResMed	2,104	338,365
Seattle Genetics *	3,090	485,779
Teladoc Health *	3,062	532,972
Universal Health Services, Cl B *	372	39,227
Vertex Pharmaceuticals *	4,593	1,322,600
West Pharmaceutical Services	1,226	264,865

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	5,597	$780,166
Total Health Care		19,166,390
Industrials — 4.8%
Aerojet Rocketdyne Holdings *	1,171	51,348
Air Lease, Cl A	25,228	759,615
Alaska Air Group	18,362	627,797
CH Robinson Worldwide	509	41,295
CoStar Group *	538	353,358
Delta Air Lines	21,869	551,318
FTI Consulting *	1,094	131,783
Generac Holdings *	1,453	161,675
JetBlue Airways *	64,276	647,259
L3Harris Technologies	228	45,475
Lockheed Martin	2,003	778,045
Northrop Grumman	128	42,906
Republic Services, Cl A	9,774	835,286
Tetra Tech	717	56,571
United Airlines Holdings *	18,987	532,396
Waste Management	7,709	822,936
Total Industrials		6,439,063
Information Technology — 13.4%
Acacia Communications *	11,742	792,585
Accenture, Cl A	254	51,211
Advanced Micro Devices *	25,658	1,380,400
Amdocs	12,172	757,829
Anixter International *	590	56,469
ANSYS *	1,249	353,467
Apple	9,062	2,881,172
Automatic Data Processing	263	38,527
Black Knight *	903	69,513
Booz Allen Hamilton Holding, Cl A	1,625	129,610
Cirrus Logic *	922	66,827

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Citrix Systems	7,337	$1,086,756
Coupa Software *	1,514	344,450
DocuSign, Cl A *	3,935	549,877
Enphase Energy *	4,190	243,816
Everbridge *	741	108,379
Fidelity National Information Services	6,209	861,995
Five9 *	1,262	131,500
Genpact	1,180	42,421
Hewlett Packard Enterprise	54,422	528,438
Inphi *	789	99,154
Jack Henry & Associates	3,950	714,397
Lattice Semiconductor *	1,915	47,626
Leidos Holdings	2,050	215,845
LogMeIn	1,652	140,255
Microsoft	14,422	2,642,832
Motorola Solutions	273	36,945
NortonLifeLock	48,653	1,108,315
Okta, Cl A *	2,214	433,014
Paychex	545	39,393
Paycom Software *	561	166,746
RingCentral, Cl A *	1,825	500,506
Tech Data *	524	71,390
Teradyne	1,819	121,909
Tyler Technologies *	681	255,586
Xerox Holdings	28,754	456,614
Zoom Video Communications, Cl A *	3,230	579,720
Total Information Technology		18,105,489
Materials — 2.8%
Air Products & Chemicals	204	49,297
AptarGroup	574	63,938
Ecolab	251	53,358
Huntsman	32,309	586,408
LyondellBasell Industries, Cl A	10,628	677,641

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
NewMarket	92	$40,124
Newmont	17,753	1,038,018
Royal Gold	5,210	693,972
Silgan Holdings	1,098	36,717
Sonoco Products	827	42,847
Westrock	17,258	484,259
Total Materials		3,766,579
Real Estate — 8.0%
American Tower, Cl A ‡	5,375	1,387,664
Brixmor Property Group ‡	56,715	632,939
CubeSmart ‡	1,466	41,722
Equinix ‡	1,331	928,546
Equity Commonwealth ‡	22,323	752,285
Equity LifeStyle Properties ‡	10,226	637,080
Equity Residential ‡	554	33,550
Essex Property Trust ‡	159	38,600
Extra Space Storage ‡	425	41,119
Host Hotels & Resorts ‡	46,273	552,500
Kimco Realty ‡	60,611	673,388
Medical Properties Trust ‡	31,604	571,400
MGM Growth Properties, Cl A ‡	20,947	580,860
Omega Healthcare Investors ‡	17,327	539,563
Public Storage ‡	214	43,386
Sabra Health Care ‡	42,865	576,963
SBA Communications, Cl A ‡	1,651	518,629
SL Green Realty ‡	10,997	463,194
Spirit Realty Capital ‡	19,204	545,970
Sun Communities ‡	623	85,469
Terreno Realty ‡	829	42,436
VICI Properties ‡	32,615	639,906
Vornado Realty Trust ‡	13,614	492,963
WP Carey ‡	615	36,845
Total Real Estate		10,856,977

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.2%
Alliant Energy	810	$39,982
Ameren	570	42,596
American Electric Power	660	56,265
American States Water	759	62,246
CMS Energy	812	47,567
Consolidated Edison	491	36,854
Duke Energy	2,309	197,720
El Paso Electric	1,731	117,656
Evergy	611	37,693
Eversource Energy	4,307	360,496
Hawaiian Electric Industries	19,986	788,647
National Fuel Gas	1,138	47,762
NextEra Energy	6,275	1,603,639
PPL	19,416	542,483
Southern	1,759	100,386
WEC Energy Group	3,492	320,321
Total Utilities		4,402,313
TOTAL COMMON STOCK
(Cost $147,053,632)		135,075,476
TOTAL INVESTMENTS — 99.8%
(Cost $147,053,632)		$135,075,476

Percentages are based on Net Assets of $135,285,187.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
42

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X MLP & Energy Infrastructure ETF		Global X U.S. Preferred ETF		Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
Assets:
Cost of Investments	$765,007,893		$754,813,682		$16,854,754		$6,231,376
Cost of Repurchase Agreement	2,838,310		1,797,848		172,488		—
Cost of Affiliated Investments	—		—		5,497,074		—
Investments, at Value	$570,066,147	*	$739,355,600	*	$14,525,980	*	$5,362,371
Repurchase Agreement, at Value	2,838,310		1,797,848		172,488		—
Cash	—		3,835,887		53,093		—
Affiliated Investments, at Value	—		—		2,995,727		—
Receivable for Investment Securities Sold	52,722,675		45,476		—		—
Dividend and Interest Receivable	1,023,176		4,182,426		42,853		23,927
Reclaim Receivable	1,485		402		—		181
Total Assets	626,651,793		749,217,639		17,790,141		5,386,479
Liabilities:
Obligation to Return Securities Lending Collateral	27,017,382		17,113,403		1,641,880		—
Payable for Investment Securities Purchased	48,236,528		3,723,430		—		—
Payable due to Investment Adviser	200,505		136,324		9,645		987
Cash Overdraft	198,326		—		—		2,177
Total Liabilities	75,652,741		20,973,157		1,651,525		3,164
Net Assets	$550,999,052		$728,244,482		$16,138,616		$5,383,315
Net Assets Consist of:
Paid-in Capital	$911,723,189		$751,671,186		$23,800,427		$5,582,939
Total Distributable Loss	(360,724,137)		(23,426,704)		(7,661,811)		(199,624)
Net Assets	$550,999,052		$728,244,482		$16,138,616		$5,383,315
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	21,447,506		30,500,000		1,500,000		250,002
Net Asset Value, Offering and Redemption Price Per Share	$25.69		$23.88		$10.76		$21.53
*Includes Market Value of Securities on Loan	$26,737,248		$16,763,661		$1,564,264		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
43

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Assets:
Cost of Investments	$2,318,594	$2,894,560	$147,053,632
Cost of Affiliated Investments	1,284,627	760,545	—
Investments, at Value	$2,241,113	$2,826,745	$135,075,476
Cash	4,516	2,528	94,201
Affiliated Investments, at Value	1,084,199	710,297	—
Receivable for Investment Securities Sold	—	—	767,924
Dividend and Interest Receivable	—	—	298,004
Reclaim Receivable	—	—	1,476
Total Assets	3,329,828	3,539,570	136,237,081
Liabilities:
Payable due to Investment Adviser	1,071	1,150	29,673
Payable for Investment Securities Purchased	—	—	922,221
Total Liabilities	1,071	1,150	951,894
Net Assets	$3,328,757	$3,538,420	$135,285,187
Net Assets Consist of:
Paid-in Capital	$3,839,800	$7,052,545	$167,356,495
Total Distributable Loss	(511,043)	(3,514,125)	(32,071,308)
Net Assets	$3,328,757	$3,538,420	$135,285,187
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,002	150,002	6,550,002
Net Asset Value, Offering and Redemption Price Per Share	$22.19	$23.59	$20.65

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
44

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Investment Income:
Dividend Income	$5,256,907	$19,243,483	$224,918	$102,693
Dividend Income, from Affiliated Investments	—	—	165,760	—
Interest Income	3,289	24,211	149	—
Security Lending Income	221,650	112,048	130,788	—
Less: Foreign Taxes Withheld	(699,140)	(2,183)	—	—
Total Investment Income	4,782,706	19,377,559	521,615	102,693
Supervision and Administration Fees(1)	1,430,677	768,656	79,042	5,877
Custodian Fees(2)	2,850	2,223	205	64
Total Expenses	1,433,527	770,879	79,247	5,941
Waiver of Supervision and Administration Fees	–	(116)	–	–
Net Expenses	1,433,527	770,763	79,247	5,941
Net Investment Income	3,349,179	18,606,796	442,368	96,752
Net Realized Gain (Loss) on:
Investments(3)	(24,728,908)	(6,427,672)	(1,816,409)	869,485
Affiliated Investments	—	—	(236,457)	—
Net Realized Gain (Loss) on Investments	(24,728,908)	(6,427,672)	(2,052,866)	869,485
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(133,639,556)	(22,361,161)	(1,746,436)	(1,565,143)
Affiliated Investments	—	—	(2,683,843)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(133,639,556)	(22,361,161)	(4,430,279)	(1,565,143)
Net Realized and Unrealized Loss on Investments	(158,368,464)	(28,788,833)	(6,483,145)	(695,658)
Net Decrease in Net Assets Resulting from Operations	$(155,019,285)	$(10,182,037)	$(6,040,777)	$(598,906)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
45

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Investment Income:
Dividend Income	$52,430	$255,537	$1,991,869
Dividend Income, from Affiliated Investments	40,038	92,282	—
Total Investment Income	92,468	347,819	1,991,869
Supervision and Administration Fees(1)	8,220	33,556	225,518
Custodian Fees(2)	—	4	1,767
Total Expenses	8,220	33,560	227,285
Net Expenses	8,220	33,560	227,285
Net Investment Income	84,248	314,259	1,764,584
Net Realized Gain (Loss) on:
Investments(3)	3,414	(2,322,464)	(17,831,138)
Affiliated Investments	(144,411)	(998,972)	—
Net Realized Gain (Loss) on Investments	(140,997)	(3,321,436)	(17,831,138)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(84,065)	(77,696)	(21,488,812)
Affiliated Investments	(179,357)	(46,328)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(263,422)	(124,024)	(21,488,812)
Net Realized and Unrealized Loss on Investments	(404,419)	(3,445,460)	(39,319,950)
Net Decrease in Net Assets Resulting from Operations	$(320,171)	$(3,131,201)	$(37,555,366)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
46

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF		Global X U.S. Preferred ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$3,349,179	$22,064,964	$18,606,796	$18,317,470
Net Realized Gain (Loss) on Investments(1)	(24,728,908)	(4,353,061)	(6,427,672)	1,226,274
Net Change in Unrealized Appreciation (Depreciation) on Investments	(133,639,556)	(23,439,187)	(22,361,161)	16,220,217
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,019,285)	(5,727,284)	(10,182,037)	35,763,961
Distributions	(24,515,197)	(40,058,250)	(18,806,950)	(17,959,180)
Return of Capital	—	(3,644,335)	—	—
Capital Share Transactions:
Issued	237,316,860	494,176,845	245,508,586	435,976,798
Redeemed	(119,083,140)	(372,827,734)	(73,425,255)	(56,945,881)
Increase in Net Assets from Capital Share Transactions	118,233,720	121,349,111	172,083,331	379,030,917
Total Increase (Decrease) in Net Assets	(61,300,762)	71,919,242	143,094,344	396,835,698
Net Assets:
Beginning of Period	612,299,814	540,380,572	585,150,138	188,314,440
End of Period	$550,999,052	$612,299,814	$728,244,482	$585,150,138
Share Transactions:
Issued	7,700,000	40,550,000	10,050,000	17,750,000
Redeemed	(4,535,827)	(30,200,000)	(3,150,000)	(2,350,000)
Net Increase in Shares Outstanding from Share Transactions	3,164,173	10,350,000	6,900,000	15,400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
47

Statements of Changes in Net Assets

	Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$442,368	$1,424,973	$96,752	$199,835
Net Realized Gain (Loss) on Investments(1)	(2,052,866)	331,324	869,485	197,625
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,430,279)	171,793	(1,565,143)	740,007
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,040,777)	1,928,090	(598,906)	1,137,467
Distributions	(1,238,804)	(1,722,480)	(115,507)	(188,336)
Capital Share Transactions:
Issued	—	12,578,798	7,293,854	9,451,209
Redeemed	(4,593,895)	(1,470,485)	(10,474,332)	(3,581,825)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,593,895)	11,108,313	(3,180,478)	5,869,384
Total Increase (Decrease) in Net Assets	(11,873,476)	11,313,923	(3,894,891)	6,818,515
Net Assets:
Beginning of Period	28,012,092	16,698,169	9,278,206	2,459,691
End of Period	$16,138,616	$28,012,092	$5,383,315	$9,278,206
Share Transactions:
Issued	—	850,000	300,000	400,000
Redeemed	(400,000)	(100,000)	(400,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	750,000	(100,000)	250,000
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
48

Statements of Changes in Net Assets

	Global X TargetIncomeTM 5 ETF		Global X TargetIncomeTM Plus 2 ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$84,248	$98,277	$314,259	$120,186
Net Realized Loss on Investments(1)	(140,997)	(75,388)	(3,321,436)	(77,274)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(263,422)	104,171	(124,024)	120,084
Net Increase (Decrease) in Net Assets Resulting from Operations	(320,171)	127,060	(3,131,201)	162,996
Distributions	(106,007)	(106,201)	(336,651)	(129,966)
Capital Share Transactions:
Issued	6,103,290	—	29,445,571	8,525,580
Redeemed	(3,560,072)	(1,204,575)	(32,186,390)	(1,210,064)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,543,218	(1,204,575)	(2,740,819)	7,315,516
Total Increase (Decrease) in Net Assets	2,117,040	(1,183,716)	(6,208,671)	7,348,546
Net Assets:
Beginning of Period	1,211,717	2,395,433	9,747,091	2,398,545
End of Period	$3,328,757	$1,211,717	$3,538,420	$9,747,091
Share Transactions:
Issued	250,000	—	1,200,000	350,000
Redeemed	(150,000)	(50,000)	(1,450,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(50,000)	(250,000)	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
49

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$1,764,584	$5,342,279
Net Realized Gain (Loss) on Investments (1)	(17,831,138)	1,114,850
Net Change in Unrealized Appreciation (Depreciation) on Investments	(21,488,812)	10,482,959
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,555,366)	16,940,088
Distributions	(3,858,043)	(6,134,537)
Capital Share Transactions:
Issued	78,754,307	80,979,739
Redeemed	(91,619,577)	(4,658,957)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,865,270)	76,320,782
Total Increase (Decrease) in Net Assets	(54,278,679)	87,126,333
Net Assets:
Beginning of Period	189,563,866	102,437,533
End of Period	$135,285,187	$189,563,866
Share Transactions:
Issued	3,050,000	3,350,000
Redeemed	(3,850,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(800,000)	3,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
50

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MLP & Energy Infrastructure ETF
2020(3) (Unaudited)	33.45	0.15		(6.80)	(6.65)	(1.11)	—
2019(3)	36.39	1.14		(1.89)	(0.75)	(2.01)	—
2018(3)	38.40	1.05		(1.11)	(0.06)	(1.56)	—
2017(3)	44.46	0.93		(4.62)	(3.69)	(2.16)	—
2016(3)	40.41	1.08		4.77	5.85	(1.80)	—
2015(3)	56.76	0.81		(15.45)	(14.64)	(0.99)	—
Global X U.S. Preferred ETF
2020 (Unaudited)	24.79	0.67		(0.90)	(0.23)	(0.68)	—
2019	22.97	1.36		1.83	3.19	(1.37)	—
2018	25.03	1.44		(2.08)	(0.64)	(1.42)	—
2017(1)	25.08	0.44		(0.25)	0.19	(0.24)	—
Global X SuperDividend® Alternatives ETF
2020 (Unaudited)	14.74	0.26		(3.52)	(3.26)	(0.57)	(0.15)
2019	14.52	0.94		0.44	1.38	(1.07)	(0.09)
2018	15.40	0.92		(0.64)	0.28	(1.16)	—
2017	14.65	1.04		0.85	1.89	(1.01)	—
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	—
2015(2)	15.04	0.45		(0.76)	(0.31)	(0.30)	—

The accompanying notes are an integral part of the financial statements.
51

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.11)	25.69	(20.08)	550,999	0.45	†	1.05	†	18.70
(0.18)	(2.19)	33.45	(2.34)	612,300	0.45		3.03		36.57
(0.39)	(1.95)	36.39	(0.43)	540,381	0.45		2.65		25.68
(0.21)	(2.37)	38.40	(8.71)	305,980	0.45		2.20		40.42
—	(1.80)	44.46	15.45	130,451	0.45		2.79		56.14
(0.72)	(1.71)	40.41	(26.30)	97,682	0.45		1.56		33.36

—	(0.68)	23.88	(0.90)	728,244	0.23	†	5.57	†	24.58
—	(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
—	(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

—	(0.72)	10.76	(22.64)	16,139	0.75	†	4.20	†	13.09
—	(1.16)	14.74	9.89	28,012	0.75		6.39		18.16
—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 11, 2017.

The accompanying notes are an integral part of the financial statements.
52

Financial Highlights

(2)	The Fund commenced operations on July 13, 2015.
(3)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 8 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
53

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54

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X S&P 500® Quality Dividend ETF
2020 (Unaudited)	26.51	0.39	(4.94)	(4.55)	(0.43)
2019	24.60	0.75	1.89	2.64	(0.73)
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)
Global X TargetIncomeTM 5 ETF
2020 (Unaudited)	24.23	0.46	(1.83)	(1.37)	(0.67)
2019	23.95	1.43	0.30	1.73	(1.44)
2018(2)	25.00	0.48	(1.19)	(0.71)	(0.34)
Global X TargetIncomeTM Plus 2 ETF
2020 (Unaudited)	24.37	0.44	(0.75)	(0.31)	(0.47)
2019	23.98	1.06	0.67	1.73	(1.33)
2018(2)	25.00	0.47	(1.15)	(0.68)	(0.34)
Global X Adaptive U.S. Factor ETF
2020 (Unaudited)	25.79	0.24	(4.86)	(4.62)	(0.47)
2019	24.39	0.89	1.53	2.42	(1.02)
2018(3)	25.00	0.22	(0.61)	(0.39)	(0.19)

The accompanying notes are an integral part of the financial statements.
55

Financial Highlights

Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	(0.43)	21.53	(17.26)	5,383	0.20	†	3.30	†	44.50
—	—	(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
—	—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

—	—	(0.67)	22.19	(5.74)	3,329	0.39	†	3.97	†	13.14
(0.01)	—	(1.45)	24.23	7.54	1,212	0.40		5.98		63.30
—	—	(0.34)	23.95	(2.86)	2,395	0.39	†	5.65	†	16.00

—	—	(0.47)	23.59	(1.30)	3,538	0.39	†	3.65	†	10.28
(0.01)	—	(1.34)	24.37	7.44	9,747	0.39		4.37		31.54
—	—	(0.34)	23.98	(2.74)	2,399	0.39	†	5.57	†	11.11

(0.05)	—	(0.52)	20.65	(18.14)	135,285	0.27	†	2.11	†	94.36
— ^	—	(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
—	(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1,2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% and 0.35%, for the years ended November 30, 2019 and 2018, respectively.

(1)	The Fund commenced operations on July 13, 2018.
(2)	The Fund commenced operations on July 27, 2018.
(3)	The Fund commenced operations on August 24, 2018.
^	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.
56

Notes to Financial Statements (unaudited)
May 31, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2020, the Trust had eighty nine portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, Global X SuperDividend® Alternatives ETF, Global X S&P 500® Quality Dividend ETF, Global X TargetIncomeTM 5 ETF, Global X TargetIncomeTM Plus 2 ETF and Global X Adaptive U.S. Factor ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X SuperDividend® Alternatives ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and

57

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid

58

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2020, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

59

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the  Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

60

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of May 31, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MLP & Energy Infrastructure ETF
BNP Paribas	$2,838,310	$2,838,310	$–	$–
Global X U.S. Preferred ETF
BNP Paribas	1,797,848	1,797,848	–	–
Global X SuperDividend® Alternatives ETF
BNP Paribas	172,488	172,488	–	–

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the

61

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2020	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$1,284,500	$250
Global X U.S. Preferred ETF	50,000	650	1,194,000	650
Global X SuperDividend® Alternatives ETF	50,000	300	538,000	300
Global X S&P 500® Quality Dividend ETF	50,000	500	1,076,500	500
Global X TargetIncomeTM 5 ETF	50,000	250	1,109,500	250
Global X TargetIncomeTM Plus 2 ETF	50,000	250	1,179,500	250
Global X Adaptive U.S. Factor ETF	50,000	700	1,032,500	700

62

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.
3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rates of Supervision and Administration Fees paid by the Funds pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X U.S. Preferred ETF*	0.23%
Global X SuperDividend® Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF**	0.20%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%

63

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
*  Pursuant to an expense limitation agreement in existence between the Global X U.S. Preferred ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) will not exceed 0.23% of the Fund’s average daily net assets per year, effective April 1, 2020, until at least April 1, 2021.
**  Pursuant to an expense limitation agreement in effect between the Global X S&P 500® Quality Dividend ETF (the “Fund”) and the Adviser from July 26, 2019 until September 13, 2019, the Adviser contractually agreed to waive 0.15% of the management fee it received from the Fund. After giving effect to such waiver, the net management fee received by the Adviser from the Fund was 0.20%. Effective September 13, 2019, the Board of Trustees voted to permanently reduce the Fund’s management fee to 0.20%.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its

64

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:
2020	Purchases	Sales and Maturities
Global X MLP & Energy Infrastructure ETF	$118,116,606	$164,945,272
Global X U.S. Preferred ETF	162,080,894	162,344,075
Global X SuperDividend® Alternatives ETF	2,762,037	3,778,023
Global X S&P 500® Quality Dividend ETF	2,801,364	2,783,758
Global X TargetIncomeTM 5 ETF	505,109	499,514
Global X TargetIncomeTM Plus 2 ETF	1,529,782	1,541,254
Global X Adaptive U.S. Factor ETF	156,469,663	157,624,813

For the periods ended May 31, 2020 and November 30, 2019, in-kind transactions associated with creations and redemptions were, respectively:
2020	Purchases	Sales	Realized Gain / (Loss)
Global X MLP & Energy Infrastructure ETF	$236,734,533	$91,406,008	$10,109,134
Global X U.S. Preferred ETF	243,589,035	73,200,747	1,414,322
Global X SuperDividend® Alternatives ETF	–	4,105,421	(523,501)
Global X S&P 500® Quality Dividend ETF	7,277,158	10,467,612	1,121,849
Global X TargetIncomeTM 5 ETF	6,099,762	3,579,421	(49,094)
Global X TargetIncomeTM Plus 2 ETF	29,437,596	32,171,555	(3,229,381)
Global X Adaptive U.S. Factor ETF	78,546,103	91,619,416	2,529,774

2019	Purchases	Sales	Realized Gain / (Loss)
Global X MLP & Energy Infrastructure ETF	$493,182,191	$284,980,056	$31,252,724
Global X U.S. Preferred ETF	435,632,340	55,599,414	2,931,505
Global X SuperDividend® Alternatives ETF	12,537,203	1,303,100	94,283
Global X S&P 500® Quality Dividend ETF	9,443,686	3,574,879	393,983
Global X TargetIncomeTM 5 ETF	–	1,204,732	1,260
Global X TargetIncomeTM Plus 2 ETF	8,518,609	1,210,230	(22,076)
Global X Adaptive U.S. Factor ETF	80,114,085	4,658,062	329,700

During the period ended May 31, 2020, there were no purchases or sales of long-term U.S. Government securities by the Funds.

65

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended November 30, 2019 and November 30, 2018 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2019	$40,058,250	$–	$3,644,335	$43,702,585
2018	19,402,441	–	4,853,774	24,256,215
Global X U.S. Preferred ETF
2019	$17,959,180	$–	$–	$17,959,180
2018	4,563,490	–	–	4,563,490
Global X SuperDividend® Alternatives ETF
2019	$1,697,638	$24,842	$–	$1,722,480
2018	1,065,740	–	–	1,065,740
Global X S&P 500® Quality Dividend ETF
2019	$187,572	$764	$–	$188,336
2018	22,480	–	–	22,480
Global X TargetIncomeTM 5 ETF
2019	$106,201	$–	$–	$106,201
2018	33,991	–	–	33,991
Global X TargetIncomeTM Plus 2 ETF
2019	$129,966	$–	$–	$129,966
2018	33,891	–	–	33,891
Global X Adaptive U.S. Factor ETF
2019	$5,613,976	$520,561	$–	$6,134,537
2018	662,778	–	101,182	763,960

66

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)
As of November 30, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$–	$1,830,288	$–	$17,961
Undistributed Long-Term Capital Gain	–	–	184,432	–
Post October Losses	–	–	(18,772)	–
Capital Loss Carryforwards	(76,432,065)	(554,032)	–	(183,482)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(101,113,250)	5,844,435	(547,884)	680,311
Other Temporary Differences	(5)	(1,558,408)	(6)	(1)
Total Distributable Earnings (Accumulated Losses)	$(177,545,320)	$5,562,283	$(382,230)	$514,789

	Global X Funds
	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Undistributed Ordinary Income	$6,272	$3,213	$–
Undistributed Long-Term Capital Gain	–	–	376,896
Capital Loss Carryforwards	(76,603)	(52,821)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,534)	3,335	8,965,201
Other Temporary Differences	–	–	4
Total Distributable Earnings (Accumulated Losses)	$(84,865)	$(46,273)	$9,342,101

67

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$26,646,056	$49,786,009	$76,432,065
Global X U.S. Preferred ETF	$554,032	$–	$554,032
Global X S&P 500® Quality Dividend ETF	$183,482	$–	$183,482
Global X TargetIncomeTM 5 ETF	$72,558	$4,045	$76,603
Global X TargetIncomeTM Plus 2 ETF	$39,129	$13,692	$52,821

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2020, were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP & Energy Infrastructure ETF	$767,846,203	$825,500	$(195,767,246)	$(194,941,746)
Global X U.S. Preferred ETF	756,664,800	5,540,525	(21,051,877)	(15,511,352)
Global X SuperDividend® Alternatives ETF	22,521,309	667,072	(5,494,186)	(4,827,114)
Global X S&P 500® Quality Dividend ETF	6,231,376	65,174	(934,179)	(869,005)
Global X TargetIncomeTM 5 ETF	3,603,221	75,480	(353,389)	(277,909)
Global X TargetIncomeTM Plus 2 ETF	3,655,105	42,902	(160,965)	(118,063)
Global X Adaptive U.S. Factor ETF	147,053,632	6,163,710	(18,141,866)	(11,978,156)

6. CONCENTRATION OF RISKS
The Funds may invest in securities in a particular asset class.  Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes. The Funds, except for Global X U.S. Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. These Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal

68

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

6. CONCENTRATION OF RISKS (continued)
restrictions (such as diversification requirements that apply to the Funds but not the underlying index). The Global X U.S. Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics. A more complete description of risks is included in each Funds’ prospectus and statement of additional information.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2020, the value of securities on loan was $26,737,248, $16,763,661, and $1,564,264 for the Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Global X SuperDividend® Alternatives ETF, respectively, and the cash collateral received from securities on loan was $27,017,382, $17,113,403 and $1,641,880 for Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Global X SuperDividend® Alternatives ETF, respectively.

69

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
As of May 31, 2020, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X MLP & Energy Infrastructure
Barclays Capital, Inc.	$25,724,226	$25,984,325	(1)
BOFA Securities, Inc.	1,013,022	1,033,057
Global X U.S. Preferred ETF
JPMorgan	6,641,204	6,787,673
National Financial Services	4,049,271	4,128,015
UBS Securities, LLC	2,908,141	2,961,090
Wells Fargo Securities, LLC	3,165,045	3,236,625
Global X SuperDividend® Alternatives ETF
BOFA Securities, Inc.	506,893	534,075
JPMorgan	873,359	919,625
Scotia Capital	131,112	133,380
UBS Securities, LLC	15,460	15,800
Wells Fargo Securities, LLC	37,440	39,000

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of

70

Notes to Financial Statements (unaudited) (concluded)
May 31, 2020

9. REVERSE SHARE SPLIT (continued)
the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosure requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
12. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

71

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2019 to May 31, 2020).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

72

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$913.80	0.45%	$2.16
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$991.00	0.23%	$1.14
Hypothetical 5% Return	1,000.00	1,023.85	0.23	1.16

Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$773.60	0.75%	$3.33
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$827.40	0.20%	$0.91
Hypothetical 5% Return	1,000.00	1,024.00	0.20	1.01

Global X TargetIncomeTM 5 ETF
Actual Fund Return	$1,000.00	$942.60	0.39%	$1.89
Hypothetical 5% Return	1,000.00	1,023.05	0.39	1.97

Global X TargetIncomeTM Plus 2 ETF
Actual Fund Return	$1,000.00	$987.00	0.39%	$1.94
Hypothetical 5% Return	1,000.00	1,023.05	0.39	1.97

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$815.60	0.27%	$1.23
Hypothetical 5% Return	1,000.00	1,023.65	0.27	1.37

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

73

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

74

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

75

Notes

76

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0700

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Future Analytics Tech ETF (ticker: AIQ)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Video Games and Esports ETF (ticker: HERO)
Global X Cybersecurity ETF (ticker: BUG)
Global X Millennials Thematic ETF (ticker: MILN)
Global X Longevity Thematic ETF (ticker: LNGR)
Global X Health & Wellness Thematic ETF (ticker: BFIT)
Global X Cannabis ETF (ticker: POTX)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Founder-Run Companies ETF (ticker: BOSS)
Global X Thematic Growth ETF (ticker: GXTG)

Semi-Annual Report
May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	1
Global X FinTech ETF	6
Global X Internet of Things ETF	10
Global X Cloud Computing ETF	15
Global X Future Analytics Tech ETF	18
Global X Autonomous & Electric Vehicles ETF	25
Global X Genomics & Biotechnology ETF	32
Global X Video Games & Esports ETF	35
Global X Cybersecurity ETF	39
Global X Millennials Thematic ETF	41
Global X Longevity Thematic ETF	47
Global X Health & Wellness Thematic ETF	53
Global X Cannabis ETF	58
Global X U.S. Infrastructure Development ETF	62
Global X Conscious Companies ETF	68
Global X Founder-Run Companies ETF	75
Global X Thematic Growth ETF	80
Statements of Assets and Liabilities	82
Statements of Operations	87
Statements of Changes in Net Assets	92
Financial Highlights	101
Notes to Financial Statements	109
Disclosure of Fund Expenses	130
Liquidity Risk Management Program	133
Supplemental Information	134

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.2%

CANADA— 1.4%
Industrials — 1.4%
ATS Automation Tooling Systems *	1,362,380	$19,723,067
FINLAND— 1.2%
Industrials — 1.2%
Cargotec, Cl B	815,089	17,861,238
GERMANY— 0.8%
Information Technology — 0.8%
Isra Vision (A)	211,473	10,938,259
JAPAN— 43.0%
Communication Services — 0.5%
RPA Holdings *(A)	841,890	7,165,853
Health Care — 0.7%
CYBERDYNE *(A)	2,014,084	9,534,347
Industrials — 28.3%
Daifuku (A)	966,946	75,212,396

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FANUC	427,743	$76,289,801
Hirata (A)	156,809	9,009,586
Idec	497,660	8,226,969
Mitsubishi Electric	6,121,837	80,603,572
Nachi-Fujikoshi	365,075	11,775,520
Shibaura Machine	437,752	9,642,043
SMC	146,120	73,741,536
Yaskawa Electric (A)	1,672,759	60,087,969
		404,589,392
Information Technology — 13.5%
Autonomous Control Systems Laboratory * (A)	143,430	3,594,570
Keyence	265,424	109,263,975
Omron	1,027,364	68,087,241
PKSHA Technology *(A)	392,352	11,508,167
		192,453,953
TOTAL JAPAN		613,743,545
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Robostar *	166,375	2,068,856
Robotis *	234,428	2,527,041
TOTAL SOUTH KOREA		4,595,897
SWITZERLAND— 9.8%
Health Care — 4.3%
Tecan Group	176,508	61,659,295
Industrials — 5.5%
ABB	3,997,854	78,608,787
TOTAL SWITZERLAND		140,268,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 3.6%
Information Technology — 3.6%
Renishaw	1,068,532	$50,859,201
UNITED STATES— 40.1%
Consumer Discretionary — 2.1%
iRobot * (A)	416,039	30,670,395
Energy — 0.5%
Helix Energy Solutions Group *	2,180,688	7,327,112
Health Care — 6.2%
Accuray *	1,221,986	2,566,171
Intuitive Surgical *	148,252	85,990,607
TransEnterix *	261,715	110,784
		88,667,562
Industrials — 5.3%
AeroVironment *	354,307	25,095,564
John Bean Technologies	455,235	37,397,555
Maxar Technologies (A)	871,953	13,064,786
		75,557,905
Information Technology — 26.0%
Brooks Automation	1,073,007	42,888,090
Dynatrace *	2,239,641	86,158,990
FARO Technologies *	253,532	14,268,781
Medallia *	1,490,369	42,147,635
NVIDIA	513,469	182,291,764
Veritone * (A)	394,503	3,349,330
		371,104,590
TOTAL UNITED STATES		573,327,564
TOTAL COMMON STOCK
(Cost $1,481,487,682)		1,431,316,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 8.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $117,433,490)	117,433,490	$117,433,490

REPURCHASE AGREEMENT(B) — 1.0%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $13,785,227 (collateralized by U.S. Treasury Obligations, ranging in par value $1,677,253 - $12,366,175, 1.500%, 08/15/2026, with a total market value of $14,043,428)

(Cost $13,785,170)	$13,785,170	13,785,170
TOTAL INVESTMENTS — 109.4%
(Cost $1,612,706,342)		$1,562,535,513

Percentages are based on Net Assets of $1,428,054,272.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $122,421,080.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $131,218,660.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

Cl - Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,426,720,956	$4,595,897	$—	$1,431,316,853
Short-Term Investment	117,433,490	—	—	117,433,490
Repurchase Agreement	—	13,785,170	—	13,785,170
Total Investments in Securities	$1,544,154,446	$18,381,067	$—	$1,562,535,513

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X FinTech ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 6.3%
Financials — 0.8%
HUB24 (A)	200,813	$1,416,973
Zip * (A)	1,116,173	2,778,430
		4,195,403
Information Technology — 5.5%
Afterpay * (A)	784,231	24,680,309
IRESS	539,897	4,017,475
		28,697,784
TOTAL AUSTRALIA		32,893,187
BRAZIL— 5.7%
Information Technology — 5.7%
Pagseguro Digital, Cl A *	503,514	15,976,499
StoneCo, Cl A *	450,606	14,275,198
TOTAL BRAZIL		30,251,697
CHINA— 0.1%
Financials — 0.1%
Yiren Digital ADR * (A)	199,594	762,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
DENMARK— 2.6%
Information Technology — 2.6%
SimCorp	126,055	$13,874,008
GERMANY— 4.7%
Financials — 1.7%
Hypoport *	19,701	8,765,739
Information Technology — 3.0%
Wirecard (A)	152,369	16,026,710
TOTAL GERMANY		24,792,449
ITALY— 5.1%
Information Technology — 5.1%
Nexi *	1,631,745	26,808,536
JAPAN— 0.2%
Information Technology — 0.2%
Metaps *(A)	133,830	968,927
NETHERLANDS— 8.4%
Information Technology — 8.4%
Adyen *	33,652	44,282,888
NEW ZEALAND— 4.7%
Information Technology — 4.7%
Xero *	438,281	24,807,645
SWITZERLAND— 3.9%
Financials — 0.4%
Leonteq	58,378	2,090,354
Information Technology — 3.5%
Temenos (A)	120,724	18,434,694
TOTAL SWITZERLAND		20,525,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 58.3%
Financials — 4.2%
Blucora *	148,985	$1,810,168
LendingClub *	274,182	1,466,874
LendingTree * (A)	39,942	10,385,718
On Deck Capital *	340,065	254,335
Virtu Financial, Cl A (A)	333,864	7,962,657
		21,879,752
Health Care — 2.3%
HealthEquity *	194,594	12,058,990
Information Technology — 51.8%
Black Knight *	356,509	27,444,063
Bottomline Technologies *	134,571	6,809,293
Envestnet *	161,029	11,692,316
Fidelity National Information Services	209,340	29,062,672
Fiserv *	570,898	60,954,780
GreenSky, Cl A * (A)	197,885	795,498
Guidewire Software *	218,380	22,401,420
Intuit	97,229	28,227,522
Mitek Systems *	152,329	1,421,230
PayPal Holdings *	218,228	33,827,522
Square, Cl A *	348,284	28,238,867
SS&C Technologies Holdings	373,298	21,612,088
		272,487,271
TOTAL UNITED STATES		306,426,013
TOTAL COMMON STOCK
(Cost $457,875,233)		526,392,847

SHORT-TERM INVESTMENT(B)(C) — 7.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $37,918,708)	37,918,708	37,918,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $4,451,183 (collateralized by U.S. Treasury Obligations, ranging in par value $541,577 - $3,992,978, 1.500%, 08/15/2026, with a total market value of $4,534,555)

(Cost $4,451,165)	$4,451,165	$4,451,165
TOTAL INVESTMENTS — 108.0%
(Cost $500,245,106)		$568,762,720

Percentages are based on Net Assets of $526,579,348.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $40,174,322.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $42,369,873.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$526,392,847	$—	$—	$526,392,847
Short-Term Investment	37,918,708	—	—	37,918,708
Repurchase Agreement	—	4,451,165	—	4,451,165
Total Investments in Securities	$564,311,555	$4,451,165	$—	$568,762,720

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Internet of Things ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRIA— 3.0%
Information Technology — 3.0%
AMS*	342,550	$5,152,334
CANADA— 0.2%
Information Technology — 0.2%
Sierra Wireless * (A)	43,361	379,842
CHINA— 2.2%
Information Technology — 2.2%
Xiaomi, Cl B *	2,459,770	3,814,532
FRANCE— 3.3%
Industrials — 3.3%
Legrand	29,969	2,043,492
Schneider Electric	35,359	3,509,941
TOTAL FRANCE		5,553,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 0.5%
Information Technology — 0.5%
Datalogic	73,098	$919,620
JAPAN— 1.2%
Communication Services — 0.2%
And Factory * (A)	24,760	288,888
Information Technology — 1.0%
Nippon Ceramic	33,810	648,364
Renesas Electronics *	190,600	988,958
		1,637,322
TOTAL JAPAN		1,926,210
NETHERLANDS— 1.8%
Information Technology — 1.8%
NXP Semiconductors	31,897	3,065,302
NORWAY— 0.9%
Information Technology — 0.9%
Nordic Semiconductor *	224,143	1,468,898
SWEDEN— 0.3%
Information Technology — 0.3%
Fingerprint Cards, Cl B *	236,114	487,729
SWITZERLAND— 11.2%
Consumer Discretionary — 0.1%
Garrett Motion *	29,059	150,235
Industrials — 1.8%
ABB	159,051	3,127,379
Information Technology — 9.3%
Landis+Gyr Group *	36,891	2,426,888
STMicroelectronics	547,605	13,455,611
		15,882,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWITZERLAND		$19,160,113
TAIWAN— 7.4%
Information Technology — 7.4%
Advantech	871,743	8,623,070
eMemory Technology	93,762	1,139,821
MediaTek	178,500	2,752,556
TOTAL TAIWAN		12,515,447
UNITED KINGDOM— 0.4%
Information Technology — 0.4%
Spirent Communications	250,690	770,167
UNITED STATES— 67.3%
Communication Services — 0.2%
ORBCOMM *	95,142	260,689
Consumer Discretionary — 6.1%
Garmin	114,748	10,346,827
Health Care — 13.5%
DexCom *	60,266	22,799,230
Senseonics Holdings * (A)	217,600	101,554
		22,900,784
Industrials — 14.5%
ADT (A)	943,983	6,683,400
Emerson Electric	47,703	2,910,837
Honeywell International	17,723	2,584,900
Johnson Controls International	78,721	2,472,627
Resideo Technologies *	20,907	147,603
Rockwell Automation	13,301	2,875,144
Sensata Technologies Holding *	193,621	6,902,589
		24,577,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 33.0%
Alarm.com Holdings *	60,272	$2,850,263
Ambarella *	40,816	2,315,900
Analog Devices	27,764	3,135,944
Arlo Technologies *	110,168	243,471
Badger Meter	36,299	2,221,136
Belden	49,185	1,674,257
Cisco Systems	54,435	2,603,082
Fitbit, Cl A *	278,975	1,768,702
Impinj * (A)	26,751	691,513
Intel	66,247	4,168,924
InterDigital	39,556	2,174,393
International Business Machines	22,507	2,811,124
Itron *	49,067	3,160,895
NETGEAR *	39,239	1,009,619
QUALCOMM	42,980	3,476,222
Rambus *	137,172	2,131,653
Silicon Laboratories *	54,070	5,064,196
Skyworks Solutions	123,688	14,661,977
		56,163,271
TOTAL UNITED STATES		114,248,671
TOTAL COMMON STOCK
(Cost $154,580,984)		169,462,298

SHORT-TERM INVESTMENT(B)(C) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $3,938,827)	3,938,827	3,938,827

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $462,370 (collateralized by U.S. Treasury Obligations, ranging in par value $56,257 - $414,773, 1.500%, 08/15/2026, with a total market value of $471,030)

(Cost $462,367)	$462,367	$462,367
TOTAL INVESTMENTS — 102.3%
(Cost $158,982,178)		$173,863,492

Percentages are based on Net Assets of $170,036,618.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $4,293,915.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $4,401,194.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

Cl – Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$164,507,945	$4,954,353	$—	$169,462,298
Short-Term Investment	3,938,827	—	—	3,938,827
Repurchase Agreement	—	462,367	—	462,367
Total Investments in Securities	$168,446,772	$5,416,720	$—	$173,863,492

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cloud Computing ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA— 4.1%
Information Technology — 4.1%
Shopify, Cl A *	36,837	$27,915,079
CHINA— 2.7%
Consumer Discretionary — 1.4%
Alibaba Group Holding ADR *	43,980	9,121,012
Information Technology — 1.3%
21Vianet Group ADR *	509,954	7,445,328
Kingsoft	492,700	1,592,328
		9,037,656
TOTAL CHINA		18,158,668
NEW ZEALAND— 3.8%
Information Technology — 3.8%
Xero *	447,692	25,340,328
UNITED STATES— 89.4%
Communication Services — 4.5%
Alphabet, Cl A *	4,890	7,009,913
Netflix *	55,536	23,310,125
		30,320,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.7%
Amazon.com *	4,711	$11,506,005
Information Technology — 77.6%
2U *	385,573	14,061,847
Akamai Technologies *	238,598	25,243,668
Anaplan *	570,490	26,196,901
Benefitfocus *	193,145	2,458,736
Box, Cl A *	913,799	18,257,704
Cornerstone OnDemand *	386,556	14,940,389
Coupa Software *	132,372	30,115,954
Dropbox, Cl A *	1,108,215	25,012,413
Everbridge *	208,376	30,477,074
International Business Machines	14,358	1,793,314
Microsoft	64,987	11,908,868
Mimecast *	379,088	15,838,297
Paycom Software *	89,339	26,554,231
Paylocity Holding *	203,534	26,460,438
Proofpoint *	191,475	22,262,798
Qualys *	221,092	25,496,329
RealPage *	361,466	24,514,624
salesforce.com *	143,921	25,155,952
SPS Commerce *	212,249	14,466,892
Twilio, Cl A *	207,637	41,029,071
Workday, Cl A *	151,440	27,778,639
Workiva, Cl A *	232,890	10,372,921
Zoom Video Communications, Cl A *	172,451	30,951,505
Zscaler *	347,502	34,086,471
		525,435,036
Real Estate — 5.6%
CoreSite Realty ‡	33,567	4,189,833
CyrusOne ‡	102,042	7,585,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Digital Realty Trust ‡	155,941	$22,386,890
QTS Realty Trust, Cl A ‡	53,368	3,661,045
		37,823,570
TOTAL UNITED STATES		605,084,649
TOTAL COMMON STOCK
(Cost $575,080,705)		676,498,724
TOTAL INVESTMENTS — 100.0%
(Cost $575,080,705)		$676,498,724

Percentages are based on Net Assets of $676,825,289.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR – American Depository Receipt
Cl – Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$674,906,396	$1,592,328	$—	$676,498,724
Total Investments in Securities	$674,906,396	$1,592,328	$—	$676,498,724

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL— 0.2%
Information Technology — 0.2%
StoneCo, Cl A *	3,111	$98,556
CANADA— 4.9%
Industrials — 1.3%
Thomson Reuters	8,756	589,804
Information Technology — 3.6%
BlackBerry * (A)	20,590	95,538
Open Text	4,723	195,453
Shopify, Cl A *	1,816	1,376,165
		1,667,156
TOTAL CANADA		2,256,960
CHINA— 11.5%
Communication Services — 4.5%
Baidu ADR *	4,805	511,973
Tencent Holdings	27,780	1,470,896
Tencent Music Entertainment Group ADR *	10,384	134,161
		2,117,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 7.0%
Alibaba Group Holding ADR *	6,339	$1,314,645
Meituan Dianping, Cl B *	104,500	1,977,829
		3,292,474
TOTAL CHINA		5,409,504
GERMANY— 3.8%
Industrials — 2.5%
Siemens	10,803	1,184,004
Information Technology — 1.3%
Infineon Technologies	21,889	459,109
Software	3,713	143,646
		602,755
TOTAL GERMANY		1,786,759
ISRAEL— 0.5%
Information Technology — 0.5%
Wix.com *	976	216,994
JAPAN— 0.5%
Industrials — 0.5%
Toshiba	7,970	217,791
NEW ZEALAND— 0.3%
Information Technology — 0.3%
Xero *	2,472	139,921
SOUTH KOREA— 3.1%
Information Technology — 3.1%
Samsung Electronics	26,532	1,086,174
SK Hynix	5,437	357,798
TOTAL SOUTH KOREA		1,443,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.7%
Information Technology — 0.7%
Hexagon, Cl B	6,149	$337,667
SWITZERLAND— 0.8%
Information Technology — 0.8%
STMicroelectronics	15,947	391,846
TAIWAN— 0.7%
Information Technology — 0.7%
Macronix International	103,400	110,546
Phison Electronics	11,590	106,153
Winbond Electronics	213,600	97,818
TOTAL TAIWAN		314,517
UNITED KINGDOM— 1.4%
Industrials — 1.2%
Experian	15,908	553,231
Information Technology — 0.2%
Computacenter	5,933	117,652
TOTAL UNITED KINGDOM		670,883
UNITED STATES— 71.6%
Communication Services — 11.3%
Alphabet, Cl A *	937	1,343,208
Facebook, Cl A *	6,323	1,423,244
Netflix *	3,971	1,666,748
Snap, Cl A *	19,915	377,190
Twitter *	13,585	420,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	3,818	$83,003
		5,314,121
Consumer Discretionary — 5.2%
Amazon.com *	738	1,802,469
eBay	14,239	648,444
		2,450,913
Industrials — 5.7%
Nielsen Holdings	6,418	89,146
Northrop Grumman	2,976	997,555
Uber Technologies *	30,113	1,093,704
Verisk Analytics, Cl A	2,868	495,247
		2,675,652
Information Technology — 49.4%
Adobe *	3,949	1,526,683
Advanced Micro Devices *	19,671	1,058,300
Ambarella *	2,260	128,232
Anaplan *	2,411	110,713
Cisco Systems	28,355	1,355,936
Cloudera *	11,987	122,867
Cornerstone OnDemand *	2,329	90,016
Crowdstrike Holdings, Cl A *	2,229	195,729
DXC Technology	4,462	63,405
Envestnet *	1,964	142,606
Fair Isaac *	505	203,338
FireEye *	8,340	104,083
Fortinet *	2,991	416,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Genpact	3,311	$119,030
Hewlett Packard Enterprise	22,609	219,533
HubSpot *	745	148,955
Intel	21,935	1,380,370
International Business Machines	9,721	1,214,153
Juniper Networks	5,830	141,436
Lattice Semiconductor *	6,099	151,682
LivePerson *	3,201	119,877
LogMeIn	1,591	135,076
Microchip Technology	4,165	399,923
Micron Technology *	7,758	371,686
Microsoft	8,330	1,526,473
NetApp	3,985	177,492
NortonLifeLock	10,899	248,279
Nuance Communications *	6,926	158,467
NVIDIA	5,493	1,950,125
Oracle	25,267	1,358,607
Pegasystems	1,560	148,387
PROS Holdings *	2,127	82,847
PTC *	2,016	153,982
Pure Storage, Cl A *	7,124	125,454
QUALCOMM	15,100	1,221,288
salesforce.com *	7,550	1,319,665
Seagate Technology	4,592	243,560
ServiceNow *	3,330	1,291,807
Splunk *	2,730	507,343
Synopsys *	2,634	476,517
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Teradata *	5,151	$110,283
Trade Desk, Cl A *	694	216,223
Twilio, Cl A *	2,177	430,175
Verint Systems *	2,352	109,062
Workday, Cl A *	2,924	536,349
Xilinx	4,400	404,580
Zebra Technologies, Cl A *	941	245,902
Zendesk *	1,957	167,813
		23,130,656
TOTAL UNITED STATES		33,571,342
TOTAL COMMON STOCK
(Cost $40,857,440)		46,856,712

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $64,776)	64,776	64,776

REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $7,604 (collateralized by U.S. Treasury Obligations, ranging in par value $925 - $6,821, 1.500%, 08/15/2026, with a total market value of $7,746)

(Cost $7,604)	$7,604	7,604
TOTAL INVESTMENTS — 100.1%
(Cost $40,929,820)		$46,929,092

Percentages are based on Net Assets of $46,868,278.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Future Analytics Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $71,456.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $72,380.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,204,376	$1,652,336	$—	$46,856,712
Short-Term Investment	64,776	—	—	64,776
Repurchase Agreement	—	7,604	—	7,604
Total Investments in Securities	$45,269,152	$1,659,940	$—	$46,929,092

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA— 1.2%
Materials — 1.2%
Orocobre * (A)	68,685	$107,144
Pilbara Minerals *	665,657	114,884
TOTAL AUSTRALIA		222,028
BELGIUM— 1.0%
Materials — 1.0%
Umicore	4,383	194,237
CANADA— 1.0%
Industrials — 1.0%
Ballard Power Systems *	17,612	190,034
CHILE— 1.6%
Materials — 1.6%
Lundin Mining	31,892	146,285
Sociedad Quimica y Minera de Chile ADR	6,178	150,558
TOTAL CHILE		296,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 4.9%
Communication Services — 1.3%
Baidu ADR *	2,386	$254,228
Consumer Discretionary — 1.8%
BYD, Cl H (A)	33,300	186,886
Geely Automobile Holdings	106,300	145,372
		332,258
Materials — 1.8%
China Molybdenum, Cl H	396,572	121,770
Ganfeng Lithium, Cl H	60,700	217,317
		339,087
TOTAL CHINA		925,573
FRANCE— 0.6%
Consumer Discretionary — 0.6%
Renault	4,714	105,947
GERMANY— 3.4%
Consumer Discretionary — 3.4%
Bayerische Motoren Werke	3,479	203,555
Continental *	1,804	177,470
Daimler	6,949	258,017
TOTAL GERMANY		639,042
JAPAN— 7.5%
Consumer Discretionary — 6.7%
Denso	5,602	214,804
Honda Motor	12,256	316,710
Nissan Motor	40,404	150,350
Toyota Motor	9,470	593,770
		1,275,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
GS Yuasa	8,350	$147,724
TOTAL JAPAN		1,423,358
LUXEMBOURG— 0.8%
Materials — 0.8%
APERAM	5,820	160,228
NETHERLANDS— 2.0%
Consumer Discretionary — 0.7%
TomTom *	15,882	134,706
Information Technology — 1.3%
NXP Semiconductors	2,473	237,655
TOTAL NETHERLANDS		372,361
RUSSIA— 1.1%
Communication Services — 1.1%
Yandex, Cl A *	5,189	208,753
SOUTH KOREA— 3.8%
Consumer Discretionary — 1.0%
Hyundai Motor	2,328	184,217
Information Technology — 2.8%
Samsung Electronics	12,806	524,256
TOTAL SOUTH KOREA		708,473
SWEDEN— 1.6%
Consumer Discretionary — 1.6%
Autoliv	2,593	164,863
Veoneer * (A)	13,316	143,546
TOTAL SWEDEN		308,409

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.5%
Consumer Discretionary — 0.8%
Fiat Chrysler Automobiles	17,194	$151,896
Materials — 0.7%
Johnson Matthey	5,437	142,030
TOTAL UNITED KINGDOM		293,926
UNITED STATES— 66.6%
Communication Services — 3.5%
Alphabet, Cl A *	464	665,153
Consumer Discretionary — 13.1%
American Axle & Manufacturing Holdings *	19,742	140,366
Aptiv	3,022	227,708
BorgWarner	5,100	163,965
Dana	11,450	144,728
Ford Motor	34,992	199,804
General Motors	10,470	270,963
Gentherm *	3,921	159,585
Harley-Davidson	5,617	119,867
Lear	1,546	163,953
Tesla *	885	738,975
Visteon *	2,123	152,856
		2,482,770
Industrials — 9.9%
Bloom Energy, Cl A * (A)	18,991	152,498
EnerSys	2,499	158,187
General Electric	50,910	334,479
Honeywell International	2,456	358,207
Hyster-Yale Materials Handling	2,870	105,071
ITT	2,809	162,079
Johnson Controls International	7,524	236,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Plug Power * (A)	44,732	$188,322
Westinghouse Air Brake Technologies	2,987	182,416
		1,877,588
Information Technology — 36.4%
Advanced Micro Devices *	8,047	432,929
Ambarella *	2,901	164,603
Apple	2,125	675,623
CEVA *	6,177	212,921
Cisco Systems	13,904	664,889
II-VI *	5,141	244,352
Intel	11,180	703,557
Maxim Integrated Products	3,933	226,855
Micron Technology *	7,689	368,380
Microsoft	4,098	750,959
NVIDIA	2,687	953,939
ON Semiconductor *	8,601	141,830
QUALCOMM	6,698	541,734
Rogers *	1,373	148,641
Texas Instruments	3,392	402,766
Xilinx	2,798	257,276
		6,891,254
Materials — 3.7%
Albemarle	2,684	205,380
Allegheny Technologies *	9,506	82,512
Carpenter Technology	3,886	90,816
Freeport-McMoRan Copper & Gold	19,287	174,933
Livent *	21,702	146,271
		699,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$12,616,677
TOTAL COMMON STOCK
(Cost $20,432,827)		18,665,889

PREFERRED STOCK — 1.2%
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Volkswagen *(B)
(Cost $326,845)	1,609	237,144

SHORT-TERM INVESTMENT(C)(D) — 2.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $416,361)	416,361	416,361

REPURCHASE AGREEMENT(C) — 0.3%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $48,875 (collateralized by U.S. Treasury Obligations, ranging in par value $5,947 - $43,844, 1.500%, 08/15/2026, with a total market value of $49,791)

(Cost $48,875)	$48,875	48,875
TOTAL INVESTMENTS — 102.3%
(Cost $21,224,908)		$19,368,269

Percentages are based on Net Assets of $18,924,315.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $445,891.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $465,236.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,802,546	$863,343	$—	$18,665,889
Preferred Stock	237,144	—	—	237,144
Short-Term Investment	416,361	—	—	416,361
Repurchase Agreement	—	48,875	—	48,875
Total Investments in Securities	$18,456,051	$912,218	$—	$19,368,269

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Genomics & Biotechnology ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.9%
CHINA— 3.7%
Health Care — 3.7%
Genscript Biotech *	574,718	$1,260,509
JAPAN— 2.0%
Health Care — 2.0%
Takara Bio	26,360	703,194
NETHERLANDS— 4.1%
Health Care — 4.1%
ProQR Therapeutics *	24,225	134,691
uniQure *	19,025	1,277,719
TOTAL NETHERLANDS		1,412,410
SWITZERLAND— 4.3%
Health Care — 4.3%
CRISPR Therapeutics *	23,239	1,500,775
UNITED STATES— 85.8%
Health Care — 85.8%
Adverum Biotechnologies *	40,528	836,093
Agilent Technologies	16,200	1,427,868
Allogene Therapeutics *	29,327	1,412,388
Alnylam Pharmaceuticals *	8,692	1,175,767
Arrowhead Pharmaceuticals *	32,965	1,062,792
BioMarin Pharmaceutical *	13,169	1,403,157
Bluebird Bio *	21,910	1,394,133
Blueprint Medicines *	17,359	1,130,765
CareDx *	23,635	759,156
Dicerna Pharmaceuticals *	34,878	752,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Editas Medicine *	30,625	$829,019
Gilead Sciences	7,426	577,966
Homology Medicines *	23,401	333,230
Illumina *	3,909	1,419,162
Intellia Therapeutics *	22,163	388,074
Invitae *	66,230	1,113,989
Luminex	23,954	746,407
Myriad Genetics *	41,368	601,077
NanoString Technologies *	20,987	640,733
Natera *	33,761	1,480,420
Pacific Biosciences of California *	78,839	277,513
Precision BioSciences *	19,702	138,111
PTC Therapeutics *	24,472	1,240,975
QIAGEN *	29,020	1,270,786
REGENXBIO *	19,855	747,739
Rocket Pharmaceuticals *	29,214	549,515
Sangamo Therapeutics *	65,770	735,966
Sarepta Therapeutics *	10,651	1,621,828
Sorrento Therapeutics *	79,300	400,465
Ultragenyx Pharmaceutical *	18,870	1,291,840
Veracyte *	27,224	678,967
Vertex Pharmaceuticals *	2,242	645,606
Voyager Therapeutics *	13,177	159,442
WaVe Life Sciences *	15,794	160,783
ZIOPHARM Oncology *	112,107	331,837

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Genomics & Biotechnology ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$29,735,887
TOTAL COMMON STOCK
(Cost $31,057,668)	34,612,775
TOTAL INVESTMENTS — 99.9%
(Cost $31,057,668)	$34,612,775

Percentages are based on Net Assets of $34,663,454.
*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,352,266	$1,260,509	$—	$34,612,775
Total Investments in Securities	$33,352,266	$1,260,509	$—	$34,612,775

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Video Games & Esports ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.8%
CHINA— 17.4%
Communication Services — 17.4%
Bilibili ADR *	163,749	$5,310,380
DouYu International Holdings ADR *	257,720	2,319,480
HUYA ADR *	48,008	745,084
JOYY ADR *	51,156	3,123,074
NetEase ADR	14,208	5,440,243
TOTAL CHINA		16,938,261
FRANCE— 4.3%
Communication Services — 4.3%
Ubisoft Entertainment *	54,027	4,186,341
IRELAND— 1.0%
Information Technology — 1.0%
Keywords Studios	45,900	1,021,425
JAPAN— 24.4%
Communication Services — 24.4%
Aeria	28,880	136,981
Akatsuki	5,746	217,338
Capcom	104,440	3,688,627
DeNA	96,780	1,329,507
Gumi *	34,656	268,923
GungHo Online Entertainment	61,272	996,982
KLab	32,460	234,709

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Konami Holdings	81,593	$2,866,566
Nexon	260,400	5,428,676
Nintendo	12,767	5,159,653
Square Enix Holdings	70,720	3,433,105
TOTAL JAPAN		23,761,067
SINGAPORE— 0.5%
Communication Services — 0.5%
IGG	758,200	458,774
SOUTH KOREA— 9.1%
Communication Services — 9.1%
Com2uSCorp	6,142	525,699
Gravity ADR	6,808	345,166
NCSoft	6,869	4,381,695
Neowiz *	16,024	284,653
Netmarble	21,502	1,602,515
Nexon GT *	38,451	250,555
Pearl Abyss *	6,431	1,061,924
Webzen *	17,664	261,726
Wemade	7,691	194,379
TOTAL SOUTH KOREA		8,908,312
SWEDEN— 4.6%
Communication Services — 4.6%
Embracer Group, Cl B	238,149	2,891,413
Stillfront Group *	22,080	1,617,608
TOTAL SWEDEN		4,509,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Video Games & Esports ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TAIWAN— 8.1%
Communication Services — 8.1%
Chinese Gamer International *	86,400	$243,445
Gamania Digital Entertainment	124,400	258,122
Sea ADR *	90,427	7,216,074
X-Legend Entertainment	86,600	181,132
TOTAL TAIWAN		7,898,773
UNITED STATES— 30.4%
Communication Services — 23.1%
Activision Blizzard	81,306	5,852,405
Electronic Arts *	44,078	5,416,305
Glu Mobile *	98,727	985,295
Take-Two Interactive Software *	38,286	5,213,405
Zynga, Cl A *	559,799	5,122,161
		22,589,571
Information Technology — 7.3%
NVIDIA	19,967	7,088,684
TOTAL UNITED STATES		29,678,255
TOTAL COMMON STOCK
(Cost $83,714,697)		97,360,229

U.S. TREASURY OBLIGATION — 10.8%
U.S. Treasury Bill
0.100%, 06/16/20(A)
(Cost $10,499,562)	$10,500,000	10,499,464
TOTAL INVESTMENTS — 110.6%
(Cost $94,214,259)		$107,859,693

Percentages are based on Net Assets of $97,512,244.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Video Games & Esports ETF

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,563,004	$4,797,225	$—	$97,360,229
U.S. Treasury Obligation	—	10,499,464	—	10,499,464
Total Investments in Securities	$92,563,004	$15,296,689	$—	$107,859,693

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cybersecurity ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ISRAEL— 7.6%
Information Technology — 7.6%
Check Point Software Technologies *	5,737	$629,177
RADWARE *	8,195	195,205
Tufin Software Technologies *	6,235	64,283
TOTAL ISRAEL		888,665
JAPAN— 5.9%
Information Technology — 5.9%
Digital Arts	2,470	196,940
Trend Micro	8,930	490,700
TOTAL JAPAN		687,640
SOUTH KOREA— 0.7%
Information Technology — 0.7%
Ahnlab	1,774	79,214
UNITED KINGDOM— 4.2%
Information Technology — 4.2%
Avast	78,848	490,320
UNITED STATES— 81.4%
Information Technology — 81.4%
A10 Networks *	14,004	95,227
Crowdstrike Holdings, Cl A *	6,724	590,434
CyberArk Software *	4,603	477,699
FireEye *	39,532	493,359
Fortinet *	5,630	783,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mimecast *	11,123	$464,719
MobileIron *	20,318	91,837
NortonLifeLock	28,524	649,777
Okta, Cl A *	4,009	784,080
OneSpan *	7,120	144,678
Palo Alto Networks *	3,087	726,278
Ping Identity Holding *	14,187	401,634
Proofpoint *	3,736	434,385
Qualys *	4,317	497,836
Rapid7 *	8,972	438,641
Sailpoint Technologies Holdings *	16,020	365,737
Tenable Holdings *	17,460	545,974
Varonis Systems *	5,600	472,584
VirnetX Holding	12,460	82,859
Zix *	10,073	67,691
Zscaler *	9,045	887,225
TOTAL UNITED STATES		9,496,351
TOTAL COMMON STOCK
(Cost $10,566,799)		11,642,190
TOTAL INVESTMENTS — 99.8%
(Cost $10,566,799)		$11,642,190

Percentages are based on Net Assets of $11,667,970.
*	Non-income producing security.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,562,976	$79,214	$—	$11,642,190
Total Investments in Securities	$11,562,976	$79,214	$—	$11,642,190

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 27.1%
Activision Blizzard	30,742	$2,212,809
Alphabet, Cl A *	1,556	2,230,557
Cargurus, Cl A *	9,762	253,617
Cars.com *	41,812	257,980
Facebook, Cl A *	10,771	2,424,444
IAC *	5,175	1,399,165
iHeartMedia * (A)	28,596	248,785
Live Nation Entertainment *	14,041	690,256
Match Group * (A)	4,721	420,358
Netflix *	5,059	2,123,414
Snap, Cl A *	76,318	1,445,463
Spotify Technology *	12,178	2,203,366
TripAdvisor	10,718	206,643

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	51,337	$1,589,907
Walt Disney	18,574	2,178,730
Yelp, Cl A *	8,615	187,290
Zillow Group, Cl A *	4,824	279,599
Zynga, Cl A *	62,547	572,305
		20,924,688
Consumer Discretionary — 41.1%
Amazon.com *	919	2,244,538
AutoNation *	6,193	244,500
Bed Bath & Beyond(A)	32,727	237,925
Booking Holdings *	1,368	2,242,727
Bright Horizons Family Solutions *	3,806	425,815
Capri Holdings *	13,524	203,401
CarMax *	10,679	940,286
Carter’s	2,845	244,414
Carvana, Cl A *	4,178	388,470
Chegg *	8,156	498,168
Children’s Place Retail Stores	8,226	342,531
Chipotle Mexican Grill, Cl A *	1,820	1,827,116
Columbia Sportswear	4,405	321,829
Designer Brands, Cl A	35,531	217,805
Dick’s Sporting Goods	7,339	264,644
eBay	56,875	2,590,087
Etsy *	7,718	625,004
Expedia Group	8,801	699,503
GoPro, Cl A * (A)	68,344	321,900
Graham Holdings, Cl B	524	187,713
Groupon, Cl A *	207,326	264,341
Grubhub *	5,995	340,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	9,637	$2,394,602
K12 *	8,032	197,748
L Brands	18,044	292,132
Laureate Education, Cl A *	18,826	183,177
Lowe’s	19,897	2,593,573
Lululemon Athletica *	8,137	2,441,874
NIKE, Cl B	22,009	2,169,647
Peloton Interactive, Cl A *	6,798	286,808
Planet Fitness, Cl A *	5,217	337,175
Skechers U.S.A., Cl A *	8,774	274,802
Starbucks	26,230	2,045,678
Strategic Education	1,448	245,624
Under Armour, Cl A *	19,139	167,466
VF	25,873	1,451,475
Wayfair, Cl A *	4,400	754,820
WW International *	9,884	236,228
		31,745,702
Consumer Staples — 2.8%
Costco Wholesale	6,136	1,892,772
Sprouts Farmers Market *	9,940	249,792
		2,142,564
Financials — 1.3%
Blucora *	14,523	176,454
LendingClub *	23,202	124,131
LendingTree *	1,004	261,060
Nelnet, Cl A	4,117	202,927

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	27,541	$208,761
		973,333
Industrials — 4.4%
Avis Budget Group *(A)	12,934	278,469
Lyft, Cl A *	19,495	609,414
Uber Technologies *	69,684	2,530,923
		3,418,806
Information Technology — 15.5%
2U *	8,592	313,350
Apple	7,056	2,243,385
Fiserv *	19,083	2,037,492
Fitbit, Cl A *	28,285	179,327
Intuit	7,634	2,216,303
PayPal Holdings *	17,869	2,769,873
Pluralsight, Cl A *	16,217	337,800
Square, Cl A *	23,257	1,885,678
		11,983,208
Real Estate — 7.7%
American Campus Communities ‡	8,991	290,409
AvalonBay Communities ‡	9,226	1,439,348
Camden Property Trust ‡	6,521	597,128
Equity Residential ‡	24,384	1,476,696
Independence Realty Trust ‡	21,961	217,194
Investors Real Estate Trust ‡	3,529	250,206
Invitation Homes ‡	35,497	933,571
UDR ‡	19,540	722,589
		5,927,141
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$77,115,442
TOTAL COMMON STOCK
(Cost $74,240,618)		77,115,442

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $957,810)	957,810	957,810

REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $112,435 (collateralized by U.S. Treasury Obligations, ranging in par value $13,680 - $100,861, 1.500%, 08/15/2026, with a total market value of $114,541)

(Cost $112,435)	$112,435	112,435
TOTAL INVESTMENTS — 101.3%
(Cost $75,310,863)		$78,185,687

Percentages are based on Net Assets of $77,176,520.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $1,072,329.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $1,070,245.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Millennials Thematic ETF

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,115,442	$—	$—	$77,115,442
Short-Term Investment	957,810	—	—	957,810
Repurchase Agreement	—	112,435	—	112,435
Total Investments in Securities	$78,073,252	$112,435	$—	$78,185,687

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear	1,395	$178,727
BELGIUM— 1.6%
Health Care — 1.6%
UCB	4,237	424,171
CANADA— 0.2%
Health Care — 0.2%
Chartwell Retirement Residences	10,346	61,229
CHINA— 3.6%
Health Care — 3.6%
BeiGene ADR *	1,683	278,604
Hansoh Pharmaceutical Group *	126,000	547,013
Luye Pharma Group	141,147	70,473
Venus MedTech Hangzhou, Cl H *	10,500	69,088
TOTAL CHINA		965,178
DENMARK— 6.4%
Health Care — 6.4%
Demant *	5,333	150,661
Genmab *	1,420	436,551
GN Store Nord	3,094	167,012

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
H Lundbeck	4,331	$166,371
Novo Nordisk, Cl B	11,855	771,821
TOTAL DENMARK		1,692,416
FRANCE— 2.3%
Health Care — 2.3%
BioMerieux	2,578	370,211
Korian	2,098	75,519
Orpea	1,405	165,037
TOTAL FRANCE		610,767
GERMANY— 2.1%
Health Care — 2.1%
Fresenius Medical Care & KGaA *	6,633	557,791
IRELAND— 0.3%
Health Care — 0.3%
Amarin ADR *	12,021	82,464
ITALY— 0.5%
Health Care — 0.5%
Amplifon	4,918	136,490
JAPAN— 6.9%
Health Care — 6.9%
Chugai Pharmaceutical	5,594	825,069
Kissei Pharmaceutical	2,963	75,082
Miraca Holdings	3,352	77,970
Mochida Pharmaceutical	1,810	70,142
Nipro	6,575	76,897
Terumo	16,526	648,860
Toho Holdings	3,263	65,148
TOTAL JAPAN		1,839,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	10,851	$81,306
SOUTH KOREA— 2.2%
Health Care — 2.2%
Celltrion *	2,936	506,146
Helixmith *	1,491	75,366
TOTAL SOUTH KOREA		581,512
SPAIN— 0.4%
Health Care — 0.4%
Pharma Mar *	14,687	100,881
SWEDEN— 0.6%
Health Care — 0.6%
Attendo	18,181	78,258
Elekta, Cl B	8,565	90,303
TOTAL SWEDEN		168,561
SWITZERLAND— 5.2%
Health Care — 5.2%
Alcon	10,715	690,168
Medacta Group *	1,176	100,010
Sonova Holding	1,402	307,194
Straumann Holding	346	280,200
TOTAL SWITZERLAND		1,377,572
UNITED KINGDOM— 1.6%
Consumer Discretionary — 0.2%
McCarthy & Stone	70,276	62,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.4%
Smith & Nephew	19,053	$386,774
TOTAL UNITED KINGDOM		448,808
UNITED STATES— 65.1%
Health Care — 60.6%
AbbVie	8,930	827,543
ABIOMED *	980	219,422
ACADIA Pharmaceuticals *	3,366	167,223
Aerie Pharmaceuticals *	5,213	73,138
Agios Pharmaceuticals *	1,718	88,889
Align Technology *	1,715	421,238
Alkermes *	4,411	72,164
Amedisys *	703	135,011
Amgen	3,200	735,040
Becton Dickinson	2,806	692,886
Biogen Idec *	2,213	679,590
Bluebird Bio *	1,624	103,335
Blueprint Medicines *	1,129	73,543
Boston Scientific *	19,969	758,622
Bristol-Myers Squibb	12,043	719,208
Brookdale Senior Living *	21,964	80,388
DaVita *	2,734	221,344
DENTSPLY SIRONA	4,819	224,180
DexCom *	2,002	757,377
Edwards Lifesciences *	3,388	761,352
Ensign Group	1,881	82,237
Envista Holdings *	4,257	89,993
Epizyme *	4,149	72,815
Exact Sciences *	3,269	280,742
Exelixis *	6,639	164,050
FibroGen *	1,919	64,171

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Glaukos *	2,142	$83,495
Halozyme Therapeutics *	3,948	95,818
Incyte *	4,723	481,321
Inogen *	1,367	51,946
Insulet *	1,385	261,169
Integer Holdings *	1,095	86,702
Integra LifeSciences Holdings *	1,834	95,570
Ionis Pharmaceuticals *	3,029	170,260
LHC Group *	685	111,319
LivaNova *	1,451	77,614
Medtronic	7,066	696,566
Merit Medical Systems *	2,089	93,984
Myriad Genetics *	4,897	71,153
National HealthCare	895	60,028
Natus Medical *	2,851	61,011
Neurocrine Biosciences *	2,009	250,643
Novocure *	2,221	149,762
NuVasive *	1,292	78,295
Pennant Group *	4,032	102,776
Quest Diagnostics	2,906	343,721
Radius Health *	5,544	70,187
Regeneron Pharmaceuticals *	1,371	840,162
Sage Therapeutics *	2,326	83,085
Seattle Genetics *	3,760	591,110
Silk Road Medical *	1,947	74,512
Stryker	3,976	778,223
Tactile Systems Technology *	1,532	74,225
Varian Medical Systems *	1,974	239,624
Vertex Pharmaceuticals *	2,810	809,168
Zimmer Biomet Holdings	4,503	568,909
		16,117,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 4.5%
Diversified Healthcare Trust ‡	23,175	$82,967
LTC Properties ‡	2,077	76,454
National Health Investors ‡	1,307	72,525
Omega Healthcare Investors ‡	4,841	150,748
Sabra Health Care ‡	5,613	75,551
Ventas ‡	8,118	283,725
Welltower ‡	8,944	453,193
		1,195,163
TOTAL UNITED STATES		17,313,022
TOTAL COMMON STOCK
(Cost $22,892,314)		26,620,063
TOTAL INVESTMENTS — 100.0%
(Cost $22,892,314)		$26,620,063

Percentages are based on Net Assets of $26,615,378.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,351,977	$1,268,086	$—	$26,620,063
Total Investments in Securities	$25,351,977	$1,268,086	$—	$26,620,063

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Health & Wellness Thematic ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.6%
Consumer Staples — 0.6%
Blackmores	2,044	$111,177
CANADA— 1.6%
Consumer Discretionary — 1.6%
Gildan Activewear	23,434	323,824
CHINA— 9.7%
Consumer Discretionary — 9.7%
ANTA Sports Products	69,836	622,586
Li Ning	168,857	566,415
Topsports International Holdings	428,000	607,406
Xtep International Holdings	295,000	95,149
TOTAL CHINA		1,891,556
FRANCE— 2.7%
Consumer Staples — 2.7%
Danone	7,843	537,059
GERMANY— 5.8%
Consumer Discretionary — 5.8%
adidas	2,059	543,265
Puma	8,225	587,186
TOTAL GERMANY		1,130,451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 1.4%
Consumer Discretionary — 1.4%
Yue Yuen Industrial Holdings	190,179	$272,350
IRELAND— 1.9%
Consumer Staples — 1.9%
Glanbia	34,897	380,995
ITALY— 1.0%
Consumer Discretionary — 1.0%
Technogym	23,659	195,404
JAPAN— 15.2%
Consumer Discretionary — 10.0%
ABC-Mart	9,807	596,239
Asics	22,357	237,609
Descente	9,030	134,358
Goldwin	5,680	363,254
Shimano	3,415	627,940
		1,959,400
Consumer Staples — 3.9%
Ariake Japan	3,895	270,428
Yakult Honsha	8,066	494,135
		764,563
Health Care — 1.3%
Tsumura	9,073	252,311
TOTAL JAPAN		2,976,274
NETHERLANDS— 0.8%
Consumer Discretionary — 0.8%
Basic-Fit *	6,428	163,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Fila Holdings	7,154	$222,109
Youngone	5,207	128,866
TOTAL SOUTH KOREA		350,975
TAIWAN— 8.1%
Consumer Discretionary — 8.1%
Feng TAY Enterprise	86,719	522,769
Fulgent Sun International Holding	21,000	69,872
Giant Manufacturing	44,326	346,931
Johnson Health Tech	36,000	86,688
Merida Industry	35,388	212,151
Pou Chen	350,086	344,548
TOTAL TAIWAN		1,582,959
UNITED KINGDOM— 4.3%
Consumer Discretionary — 4.3%
Frasers Group *	61,141	231,753
JD Sports Fashion	74,343	605,133
TOTAL UNITED KINGDOM		836,886
UNITED STATES— 45.0%
Consumer Discretionary — 23.7%
Columbia Sportswear	6,678	487,895
Dick’s Sporting Goods	7,377	266,015
Foot Locker	12,278	340,101
Lululemon Athletica *	2,478	743,635
NIKE, Cl B	5,694	561,315
Peloton Interactive, Cl A *	5,163	217,827
Planet Fitness, Cl A *	9,329	602,933
Skechers U.S.A., Cl A *	15,858	496,673
Under Armour, Cl A *	22,191	194,171

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	8,377	$469,950
WW International *	7,937	189,694
Zumiez *	3,025	73,719
		4,643,928
Consumer Staples — 14.4%
BellRing Brands, Cl A *	4,627	92,910
Calavo Growers	2,072	121,233
Cal-Maine Foods	5,170	230,375
Hain Celestial Group *	12,305	387,361
Herbalife Nutrition *	15,898	696,967
Medifast	1,382	141,434
Nu Skin Enterprises, Cl A	6,538	243,083
Sanderson Farms	2,621	346,024
Sprouts Farmers Market *	13,853	348,126
USANA Health Sciences *	2,537	214,935
		2,822,448
Health Care — 4.9%
DexCom *	1,882	711,980
Prestige Consumer Healthcare *	5,922	249,908
		961,888
Industrials — 1.1%
Healthcare Services Group	8,761	209,563
Information Technology — 0.9%
Fitbit, Cl A *	27,786	176,163
TOTAL UNITED STATES		8,813,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Health & Wellness Thematic ETF

Value
TOTAL COMMON STOCK
(Cost $21,296,811)	$19,566,924
TOTAL INVESTMENTS — 99.9%
(Cost $21,296,811)	$19,566,924

Percentages are based on Net Assets of $19,593,397.
*	Non-income producing security.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,148,413	$3,418,511	$—	$19,566,924
Total Investments in Securities	$16,148,413	$3,418,511	$—	$19,566,924

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cannabis ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.
	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA— 1.6%
Consumer Staples — 0.1%
Elixinol Global * (A)	57,994	$10,202
Health Care — 1.5%
Cann Group *	236,456	183,642
TOTAL AUSTRALIA		193,844
CANADA— 77.3%
Consumer Discretionary — 3.6%
Fire & Flower Holdings * (A)	350,696	180,143
Namaste Technologies *	770,517	239,706
		419,849
Financials — 3.4%
Canopy Rivers *	384,758	395,281
Health Care — 70.3%
Aleafia Health * (A)	746,922	308,020
Aphria * (A)	212,939	895,077
Aurora Cannabis * (A)	85,929	1,209,881
Auxly Cannabis Group * (A)	1,589,393	465,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Canopy Growth *	48,465	$848,891
Cronos Group *	121,042	790,775
Green Organic Dutchman Holdings * (A)	855,646	269,285
HEXO * (A)	876,740	539,161
MediPharm Labs *	308,897	402,268
Organigram Holdings * (A)	268,508	470,112
PharmaCielo *	188,082	121,106
Sundial Growers *	188,684	160,570
Supreme Cannabis * (A)	973,103	246,409
Tetra Bio-Pharma *	572,439	89,042
Tilray, Cl 2 * (A)	93,277	918,779
Valens Groworks *	263,782	505,732
		8,240,818
TOTAL CANADA		9,055,948
UNITED KINGDOM— 7.4%
Health Care — 7.4%
GW Pharmaceuticals ADR *	7,124	874,471
UNITED STATES— 12.9%
Health Care — 12.9%
cbdMD *	90,902	133,626
Charlottes Web Holdings * (A)	100,872	548,075
Corbus Pharmaceuticals Holdings *	70,898	528,899
Zynerba Pharmaceuticals *	57,511	302,508
TOTAL UNITED STATES		1,513,108
TOTAL COMMON STOCK
(Cost $13,650,060)		11,637,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cannabis ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 27.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $3,260,589)	3,260,589	$3,260,589

REPURCHASE AGREEMENT(B) — 3.3%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $382,754 (collateralized by U.S. Treasury Obligations, ranging in par value $46,570 - $343,352, 1.500%, 08/15/2026, with a total market value of $389,922)

(Cost $382,751)	$382,751	382,751
TOTAL INVESTMENTS — 130.3%
(Cost $17,293,400)		$15,280,711

Percentages are based on Net Assets of $11,727,540.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $3,282,607.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $3,643,340.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Cannabis ETF

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,637,371	$—	$—	$11,637,371
Short-Term Investment	3,260,589	—	—	3,260,589
Repurchase Agreement	—	382,751	—	382,751
Total Investments in Securities	$14,897,960	$382,751	$—	$15,280,711

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
Energy — 0.2%
Matrix Service *	19,400	$213,788
Industrials — 70.6%
Acuity Brands	13,792	1,188,181
Advanced Drainage Systems	23,712	1,051,390
AECOM *	54,640	2,118,393
Aegion, Cl A *	19,026	285,580
Altra Industrial Motion	22,392	694,152
Arcosa	16,768	640,035
Argan	9,835	363,797
Astec Industries	9,491	403,178
Atkore International Group *	10,153	272,507
Columbus McKinnon	10,872	330,618
Construction Partners, Cl A *	24,249	429,207
Crane	20,825	1,160,369
CSW Industrials	5,152	368,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	54,554	$3,904,975
Dycom Industries *	9,190	386,899
Eaton	42,729	3,627,692
EMCOR Group	19,527	1,240,941
Emerson Electric	53,878	3,287,636
Exponent	17,973	1,334,316
Fastenal	115,894	4,781,786
Fluor	48,607	564,327
Fortive	53,868	3,284,871
Gibraltar Industries *	7,386	325,058
Gorman-Rupp	10,918	334,746
Granite Construction	15,237	268,171
Greenbrier	15,545	329,865
H&E Equipment Services	14,602	250,278
HD Supply Holdings *	56,349	1,786,827
Herc Holdings *	9,195	262,057
Howmet Aerospace	141,602	1,852,154
Hubbell, Cl B	19,054	2,332,591
Insteel Industries	16,974	299,591
Jacobs Engineering Group	43,496	3,654,534
Kansas City Southern	25,079	3,774,891
Lincoln Electric Holdings	21,277	1,748,331
Manitowoc *	26,990	252,356
MasTec *	26,534	1,038,806
MRC Global *	33,220	196,662
Mueller Industries	14,088	377,277
Mueller Water Products, Cl A	33,829	315,963
MYR Group *	12,757	367,529

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	20,032	$3,571,505
Northwest Pipe *	11,716	293,954
NOW *	39,080	291,146
Pentair	58,429	2,286,911
Powell Industries	9,029	240,171
Primoris Services	18,161	303,107
Quanta Services	49,479	1,827,259
RBC Bearings *	8,677	1,220,420
Rexnord	42,350	1,274,735
Rockwell Automation	20,653	4,464,352
SPX *	15,338	613,213
Sterling Construction *	28,413	257,138
Team *	26,862	132,430
Terex	15,381	241,789
Tetra Tech	19,008	1,499,731
Titan Machinery *	31,217	326,842
Trinity Industries	42,540	849,524
Tutor Perini *	36,895	387,398
Union Pacific	22,369	3,799,598
United Rentals *	26,266	3,648,085
Valmont Industries	7,471	851,694
Wabash National	33,070	315,819
WESCO International *	14,479	482,151
Willdan Group *	12,149	297,043
		80,963,229
Information Technology — 4.9%
Anixter International *	11,776	1,127,081

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Badger Meter	6,659	$407,464
Calix *	47,129	664,519
Trimble *	87,133	3,408,643
		5,607,707
Materials — 22.7%
Alcoa *	64,371	592,857
Allegheny Technologies *	43,729	379,568
Arconic *	35,856	518,836
Century Aluminum *	64,443	384,080
Cleveland-Cliffs (A)	111,270	580,829
Commercial Metals	41,138	705,928
Eagle Materials	14,492	967,486
Forterra *	28,118	248,001
Haynes International	14,925	340,738
Martin Marietta Materials	15,579	2,992,570
Minerals Technologies	7,178	353,947
Nucor	80,830	3,415,876
Reliance Steel & Aluminum	23,152	2,245,744
RPM International	45,349	3,391,198
Ryerson Holding *	37,470	186,975
Steel Dynamics	74,858	1,988,229
Summit Materials, Cl A *	38,975	592,030
TimkenSteel *	61,440	215,040
United States Steel (A)	42,636	342,793
US Concrete *	10,631	221,763
Vulcan Materials	29,332	3,177,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Westlake Chemical	44,635	$2,129,090
		25,970,820
Utilities — 1.3%
MDU Resources Group	69,644	1,515,454
TOTAL COMMON STOCK
(Cost $141,087,032)		114,270,998

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27(Cost $1,000)	$1,000	945

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.080%
(Cost $330,900)	330,900	330,900

REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
0.050%, dated 05/29/20, to be repurchased on 06/01/20, repurchase price $38,843 (collateralized by U.S. Treasury Obligations, ranging in par value $4,726 - $34,845, 1.500%, 08/15/2026, with a total market value of $39,571)

(Cost $38,843)	$38,843	38,843
TOTAL INVESTMENTS — 100.0%
(Cost $141,457,775)		$114,641,686
Percentages are based on Net Assets of $114,647,220.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X U.S. Infrastructure Development ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $355,028.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $369,743.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$114,270,998	$—	$—	$114,270,998
Corporate Obligation	—	945	—	945
Short-Term Investment	330,900	—	—	330,900
Repurchase Agreement	—	38,843	—	38,843
Total Investments in Securities	$114,601,898	$39,788	$—	$114,641,686

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 1.2%
Energy — 0.6%
Enbridge	44,376	$1,440,001
Financials — 0.6%
Toronto-Dominion Bank	33,139	1,418,349
TOTAL CANADA		2,858,350
UNITED STATES— 98.7%
Communication Services — 6.7%
Alphabet, Cl A *	3,944	5,653,803
AT&T	43,199	1,333,121
Comcast, Cl A	35,497	1,405,682
Facebook, Cl A *	10,993	2,474,414
Netflix *	3,002	1,260,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	24,884	$1,363,394
Verizon Communications	22,242	1,276,246
Walt Disney *	12,685	1,487,951
		16,254,640
Consumer Discretionary — 10.4%
Amazon.com *	3,026	7,390,611
Best Buy	17,975	1,403,668
Booking Holdings *	942	1,544,334
BorgWarner	48,073	1,545,547
eBay	33,790	1,538,797
General Motors	59,532	1,540,688
Hasbro	17,605	1,294,144
Home Depot	6,332	1,573,375
Lowe’s	13,202	1,720,881
NIKE, Cl B	14,664	1,445,577
Starbucks	17,045	1,329,340
VF	23,571	1,322,333
Whirlpool	12,531	1,526,526
		25,175,821
Consumer Staples — 8.3%
Brown-Forman, Cl B	21,187	1,396,858
Campbell Soup	25,344	1,292,037
Clorox	6,744	1,390,950
Coca-Cola	28,423	1,326,786
Colgate-Palmolive	17,982	1,300,638
Costco Wholesale	4,194	1,293,723
Estee Lauder, Cl A	7,871	1,554,286
General Mills	21,453	1,352,397
Hershey	9,356	1,269,422
Hormel Foods	27,138	1,325,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellogg	19,859	$1,296,991
Kimberly-Clark	9,126	1,290,781
McCormick	8,449	1,479,928
PepsiCo	9,834	1,293,663
Procter & Gamble	10,728	1,243,590
		20,107,199
Energy — 3.1%
Baker Hughes, Cl A	94,406	1,558,643
Chevron	14,402	1,320,663
ConocoPhillips	35,412	1,493,678
Hess	30,748	1,459,608
ONEOK	43,871	1,609,627
		7,442,219
Financials — 12.4%
Aflac	36,562	1,333,416
Allstate	12,882	1,259,988
American Express	15,537	1,477,103
Bank of America	58,581	1,412,974
BlackRock, Cl A	2,719	1,437,372
Capital One Financial	24,358	1,657,318
Citigroup	30,176	1,445,732
Discover Financial Services	36,803	1,748,510
FactSet Research Systems	4,685	1,440,684
JPMorgan Chase	14,332	1,394,647
KeyCorp	120,527	1,428,245
Moody’s	5,338	1,427,435
Morgan Stanley	34,190	1,511,198
Northern Trust	16,893	1,334,716
PNC Financial Services Group	12,885	1,469,405
Progressive	15,694	1,219,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential Financial	24,067	$1,467,125
S&P Global	4,582	1,489,242
T Rowe Price Group	12,729	1,538,936
Travelers	12,712	1,359,930
US Bancorp	38,394	1,365,291
		30,218,377
Health Care — 13.6%
Abbott Laboratories	13,635	1,294,234
AbbVie	15,613	1,446,856
Agilent Technologies	17,059	1,503,581
Amgen	5,510	1,265,647
Baxter International	14,026	1,262,480
Becton Dickinson	4,832	1,193,166
Biogen Idec *	4,384	1,346,283
Boston Scientific *	35,191	1,336,906
Bristol-Myers Squibb	21,016	1,255,076
Edwards Lifesciences *	5,794	1,302,028
Eli Lilly	8,009	1,224,977
Humana	3,499	1,436,864
Illumina *	4,096	1,487,053
IQVIA Holdings *	10,035	1,500,433
Johnson & Johnson	10,864	1,616,019
Merck	15,837	1,278,363
Mettler-Toledo International *	1,822	1,448,490
PerkinElmer	14,690	1,475,904
Pfizer	34,914	1,333,366
Regeneron Pharmaceuticals *	2,264	1,387,402
Thermo Fisher Scientific	3,997	1,395,712
Vertex Pharmaceuticals *	4,781	1,376,737
Waters *	6,714	1,341,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	10,360	$1,444,080
		32,953,450
Industrials — 9.4%
3M	8,876	1,388,561
Caterpillar	11,345	1,362,875
Cummins	8,810	1,494,177
Deere	9,343	1,421,257
FedEx	10,598	1,383,675
Illinois Tool Works	8,259	1,424,347
Ingersoll Rand *	46,825	1,320,465
Owens Corning	34,752	1,824,480
Republic Services, Cl A	16,745	1,431,028
Rockwell Automation	7,566	1,635,467
Southwest Airlines	42,500	1,364,250
Trane Technologies	15,307	1,380,844
Union Pacific	8,412	1,428,862
United Parcel Service, Cl B	12,879	1,284,165
Waste Management	13,099	1,398,318
Xylem	18,839	1,249,779
		22,792,550
Information Technology — 25.3%
Accenture, Cl A	7,410	1,494,004
Adobe *	3,820	1,476,812
Akamai Technologies *	12,525	1,325,145
Analog Devices	12,583	1,421,250
Apple	31,778	10,103,497
Applied Materials	25,168	1,413,938
Automatic Data Processing	9,394	1,376,127
Cisco Systems	30,778	1,471,804
Cognizant Technology Solutions, Cl A	24,333	1,289,649

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	21,697	$1,365,392
Intuit	4,964	1,441,148
Juniper Networks	55,378	1,343,470
Keysight Technologies *	13,377	1,446,455
KLA	8,035	1,413,839
Lam Research	4,853	1,328,121
Littelfuse	9,701	1,576,316
Mastercard, Cl A	5,007	1,506,556
Microsoft	59,458	10,895,678
NetApp	31,216	1,390,361
NVIDIA	4,510	1,601,139
ON Semiconductor *	92,050	1,517,905
Oracle	24,649	1,325,377
QUALCOMM	17,356	1,403,753
salesforce.com *	8,444	1,475,927
Square, Cl A *	20,722	1,680,140
Texas Instruments	11,598	1,377,147
Visa, Cl A	7,700	1,503,348
VMware, Cl A *	10,133	1,583,484
Workday, Cl A *	8,947	1,641,148
Xilinx	14,702	1,351,849
		61,540,779
Materials — 3.4%
Air Products & Chemicals	6,064	1,465,366
Avery Dennison	12,003	1,328,372
Ecolab	7,319	1,555,872
International Flavors & Fragrances	10,401	1,385,309
Newmont	20,514	1,199,454
Sonoco Products	27,326	1,415,760
		8,350,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.3%
CBRE Group, Cl A *	32,037	$1,408,987
Jones Lang LaSalle	12,615	1,291,776
ProLogis ‡	14,767	1,351,181
Ventas ‡	45,563	1,592,427
		5,644,371
Utilities — 3.8%
American Water Works	10,274	1,304,798
Entergy	13,210	1,345,042
Exelon	35,029	1,341,961
NextEra Energy	5,312	1,357,535
Pinnacle West Capital	17,055	1,328,585
Sempra Energy	10,207	1,289,246
WEC Energy Group	13,570	1,244,776
		9,211,943
TOTAL UNITED STATES		239,691,482
TOTAL COMMON STOCK
(Cost $209,101,459)		242,549,832
TOTAL INVESTMENTS — 99.9%
(Cost $209,101,459)		$242,549,832

Percentages are based on Net Assets of $242,789,162.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Founder-Run Companies ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 8.7%
Cargurus, Cl A *	1,862	$48,375
Facebook, Cl A *	195	43,892
Netflix *	87	36,517
Nexstar Media Group, Cl A	626	52,152
Roku, Cl A *	298	32,634
Snap, Cl A *	2,322	43,979
TripAdvisor	2,014	38,830
Twitter *	1,292	40,013
World Wrestling Entertainment, Cl A	829	38,358
		374,750
Consumer Discretionary — 9.3%
Amazon.com *	15	36,636
Carvana, Cl A *	396	36,820
Grubhub *	853	48,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
L Brands	3,603	$58,333
Las Vegas Sands	848	40,653
Skechers U.S.A., Cl A *	1,451	45,445
Tesla *	51	42,585
Texas Roadhouse, Cl A	810	41,998
Wayfair, Cl A *	300	51,465
		402,334
Consumer Staples — 1.9%
J&J Snack Foods	315	40,518
National Beverage *	710	40,456
		80,974
Energy — 1.0%
Pioneer Natural Resources	480	43,968
Financials — 15.1%
Apollo Global Management, Cl A	954	45,410
Athene Holding, Cl A *	1,571	45,386
BlackRock, Cl A	78	41,234
Blackstone Group, Cl A	767	43,566
Capital One Financial	662	45,043
Essent Group	1,521	50,269
First Republic Bank	371	40,131
Intercontinental Exchange	418	40,650
KKR	1,573	43,651
LendingTree *	172	44,723
MarketAxess Holdings	88	44,756
SEI Investments	760	41,207
Signature Bank NY	395	40,650
Starwood Property Trust ‡	3,305	43,824
Wintrust Financial	1,031	43,673
		654,173

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 14.6%
Allogene Therapeutics *	1,255	$60,441
Guardant Health *	488	44,111
Ionis Pharmaceuticals *	639	35,918
Jazz Pharmaceuticals *	347	41,404
LHC Group *	302	49,078
Masimo *	176	42,273
Merit Medical Systems *	924	41,571
Neurocrine Biosciences *	378	47,159
Penumbra *	195	33,622
Regeneron Pharmaceuticals *	64	39,220
Seattle Genetics *	254	39,932
Ultragenyx Pharmaceutical *	561	38,406
United Therapeutics *	334	39,395
Universal Health Services, Cl B	365	38,489
Veeva Systems, Cl A *	198	43,336
		634,355
Industrials — 4.6%
Axon Enterprise *	517	39,271
Clean Harbors *	734	43,592
CoStar Group *	62	40,722
FedEx	302	39,429
Lyft, Cl A *	1,162	36,324
		199,338
Information Technology — 33.7%
Akamai Technologies *	361	38,194
Alteryx, Cl A *	330	47,500
Avalara *	436	46,678
Dell Technologies, Cl C *	936	46,463
Dropbox, Cl A *	1,838	41,484
EPAM Systems *	183	42,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Founder-Run Companies ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Euronet Worldwide *	446	$42,249
Fortinet *	355	49,416
HubSpot *	252	50,385
IPG Photonics *	307	47,708
Microchip Technology	453	43,497
Monolithic Power Systems	196	41,111
New Relic *	718	47,496
Nutanix, Cl A *	2,088	50,237
NVIDIA	128	45,443
Okta, Cl A *	239	46,744
Paycom Software *	175	52,015
Pegasystems	484	46,038
RealPage *	612	41,506
RingCentral, Cl A *	153	41,960
salesforce.com *	238	41,600
Square, Cl A *	599	48,567
SS&C Technologies Holdings	725	41,974
Synopsys *	243	43,961
Trade Desk, Cl A *	143	44,553
Twilio, Cl A *	334	65,998
Ubiquiti	240	44,258
VeriSign *	175	38,327
ViaSat *	899	37,758
Workday, Cl A *	256	46,958
Zendesk *	506	43,390
Zscaler *	550	53,950
		1,459,625
Materials — 1.0%
Steel Dynamics	1,578	41,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 10.1%
American Campus Communities ‡	1,243	$40,149
American Homes 4 Rent, Cl A ‡	1,614	40,737
Apartment Investment & Management, Cl A ‡	1,059	39,045
Brandywine Realty Trust ‡	3,744	36,130
Camden Property Trust ‡	444	40,657
Healthcare Trust of America, Cl A ‡	1,574	41,664
Invitation Homes ‡	1,706	44,868
Medical Properties Trust ‡	2,341	42,325
ProLogis ‡	417	38,155
STAG Industrial ‡	1,447	38,924
Vornado Realty Trust ‡	983	35,595
		438,249
TOTAL UNITED STATES		4,329,678
TOTAL COMMON STOCK
(Cost $4,604,247)		4,329,678
TOTAL INVESTMENTS — 100.0%
(Cost $4,604,247)		$4,329,678

Percentages are based on Net Assets of $4,331,430.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Thematic Growth ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Affiliated ETF — 100.0%
Global X E-commerce ETF(A)	52,426	$1,131,290
Global X FinTech ETF*(A)	43,681	1,404,345
Global X Internet of Things (A)	23,952	545,521
Global X Lithium & Battery Tech ETF (A)	18,168	518,515
Global X Longevity Thematic ETF (A)	23,698	574,795
Global X Robotics & Artificial Intelligence ETF (A)	25,652	594,613
Global X Social Media ETF*(A)	27,555	1,048,743

TOTAL EXCHANGE TRADED FUNDS (Cost $5,446,723)		5,817,822
TOTAL INVESTMENTS — 100.0%
(Cost $5,446,723)		$5,817,822

Percentages are based on Net Assets of $5,819,454.
*	Non-income producing security.
(A)	Affiliated investment.

ETF — Exchange Traded Fund
As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2020 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2020:
	Value at 11/30/19	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/20	Shares	Dividend Income
Global X E-commerce ETF	$439,566	$684,807	$(157,521)	$184,759	$(20,321)	$1,131,290	52,426	$837
Global X Fintech ETF	459,057	913,706	(3,269)	35,742	(891)	1,404,345	43,681	−
Global X Internet of Things ETF	296,729	451,026	(181,806)	(24,367)	3,939	545,521	23,952	2,379
Global X Lithium & Battery Tech ETF	263,961	486,134	(219,559)	(37,557)	25,536	518,515	18,168	2,926
Global X Longevity Thematic ETF	272,658	416,071	(114,256)	(1,616)	1,938	574,795	23,698	1,249
Global X Robotics & Artificial Intelligence ETF	285,028	428,737	(153,343)	51,425	(17,234)	594,613	25,652	408
Global X Social Media ETF	631,522	1,009,955	(654,959)	36,248	25,977	1,048,743	27,555	−
Totals:	$2,648,521	$4,390,436	$(1,484,713)	$244,634	$18,944	$5,817,822	215,132	$7,799

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF		Global X Internet of Things ETF		Global X Cloud Computing ETF
Assets:
Cost of Investments	$1,598,921,172		$495,793,941		$158,519,811		$575,080,705
Cost of Repurchase Agreement	13,785,170		4,451,165		462,367		—
Cost of Foreign Currency	1,190		13,022		1		6,151
Investments, at Value	$1,548,750,343	*	$564,311,555	*	$173,401,125	*	$676,498,724
Repurchase Agreement, at Value	13,785,170		4,451,165		462,367		—
Cash	—		212,510		422,313		603,464
Foreign Currency, at Value	1,197		13,148		1		6,151
Receivable for Capital Shares Sold	8,133,878		—		—		—
Dividend and Interest Receivable	3,669,556		178,112		190,892		55,212
Reclaim Receivable	2,854,952		57,917		52,393		—
Receivable for Investment Securities Sold	2,417,657		—		—		—
Total Assets	1,579,612,753		569,224,407		174,529,091		677,163,551
Liabilities:
Obligation to Return Securities Lending Collateral	131,218,660		42,369,873		4,401,194		—
Payable for Investment Securities Purchased	8,150,610		—		—		—
Payable due to Investment Adviser	757,251		275,186		91,279		338,262
Unrealized Depreciation on Spot Contracts	1,445		—		—		—
Cash Overdraft	11,430,515		—		—		—
Total Liabilities	151,558,481		42,645,059		4,492,473		338,262
Net Assets	$1,428,054,272		$526,579,348		$170,036,618		$676,825,289
Net Assets Consist of:
Paid-in Capital	$1,656,701,505		$470,134,605		$157,589,903		$547,693,725
Total Distributable Earnings/(Loss)	(228,647,233)		56,444,743		12,446,715		129,131,564
Net Assets	$1,428,054,272		$526,579,348		$170,036,618		$676,825,289
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	61,650,000		16,350,000		7,500,000		33,950,000
Net Asset Value, Offering and Redemption Price Per Share	$23.16		$32.21		$22.67		$19.94
*Includes Market Value of Securities on Loan	$122,421,080		$40,174,322		$4,293,915		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X Future Analytics Tech ETF		Global X Autonomous & Electric Vehicles ETF		Global X Genomics & Biotechnology ETF	Global X Video Games and Esports ETF
Assets:
Cost of Investments	$40,922,216		$21,176,033		$31,057,668	$94,214,259
Cost of Repurchase Agreement	7,604		48,875		—	—
Cost of Foreign Currency	3,973		9,204		—	1
Investments, at Value	$46,921,488	*	$19,319,394	*	$34,612,775	$107,859,693
Repurchase Agreement, at Value	7,604		48,875		—	—
Cash	—		21,191		69,005	—
Foreign Currency, at Value	3,957		9,195		—	1
Dividend and Interest Receivable	42,520		29,606		—	129,787
Reclaim Receivable	6,219		4,363		—	—
Receivable for Investment Securities Sold	—		205,265		—	14,762,208
Total Assets	46,981,788		19,637,889		34,681,780	122,751,689
Liabilities:
Obligation to Return Securities Lending Collateral	72,380		465,236		—	—
Payable due to Investment Adviser	25,609		10,323		18,326	41,535
Unrealized Depreciation on Spot Contracts	2		88		—	2,107
Payable for Investment Securities Purchased	—		237,927		—	—
Payable for Capital Shares Redeemed	—		—		—	14,781,452
Cash Overdraft	15,519		—		—	10,414,351
Total Liabilities	113,510		713,574		18,326	25,239,445
Net Assets	$46,868,278		$18,924,315		$34,663,454	$97,512,244
Net Assets Consist of:
Paid-in Capital	$38,744,027		$21,831,328		$30,335,147	$80,895,127
Total Distributable Earnings/(Loss)	8,124,251		(2,907,013)		4,328,307	16,617,117
Net Assets	$46,868,278		$18,924,315		$34,663,454	$97,512,244
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,400,002		1,400,002		2,100,000	4,800,000
Net Asset Value, Offering and Redemption Price Per Share	$19.53		$13.52		$16.51	$20.32
*Includes Market Value of Securities on Loan	$71,456		$445,891		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X Cybersecurity ETF	Global X Millennials Thematic ETF		Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Assets:
Cost of Investments	$10,566,799	$75,198,428		$22,892,314	$21,296,811
Cost of Repurchase Agreement	—	112,435		—	—
Cost of Foreign Currency	—	—		1	5,788
Investments, at Value	$11,642,190	$78,073,252	*	$26,620,063	$19,566,924
Repurchase Agreement, at Value	—	112,435		—	—
Cash	21,580	73,364		—	10,218
Foreign Currency, at Value	—	—		1	5,788
Dividend and Interest Receivable	7,769	19,337		10,347	17,217
Unrealized Appreciation on Spot Contracts	—	—		—	28
Receivable for Capital Shares Sold	—	1,308,112		—	—
Reclaim Receivable	—	—		10,125	970
Total Assets	11,671,539	79,586,500		26,640,536	19,601,145
Liabilities:
Obligation to Return Securities Lending Collateral	—	1,070,245		—	—
Payable due to Investment Adviser	3,569	31,198		10,765	7,748
Payable for Investment Securities Purchased	—	1,308,537		—	—
Cash Overdraft	—	—		14,393	—
Total Liabilities	3,569	2,409,980		25,158	7,748
Net Assets	$11,667,970	$77,176,520		$26,615,378	$19,593,397
Net Assets Consist of:
Paid-in Capital	$10,442,117	$75,156,730		$22,253,528	$19,901,873
Total Distributable Earnings/(Loss)	1,225,853	2,019,790		4,361,850	(308,476)
Net Assets	$11,667,970	$77,176,520		$26,615,378	$19,593,397
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000	2,950,000		1,100,000	1,000,000
Net Asset Value, Offering and Redemption Price Per Share	$19.45	$26.16		$24.20	$19.59
*Includes Market Value of Securities on Loan	$—	$1,072,329		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

	Global X Cannabis ETF		Global X U.S. Infrastructure Development ETF		Global X Conscious Companies ETF	Global X Founder- Run Companies ETF
Assets:
Cost of Investments	$16,910,649		$141,418,932		$209,101,459	$4,604,247
Cost of Repurchase Agreement	382,751		38,843		—	—
Investments, at Value	$14,897,960	*	$114,602,843	*	$242,549,832	$4,329,678
Repurchase Agreement, at Value	382,751		38,843		—	—
Cash	—		205,567		—	2,656
Dividend and Interest Receivable	134,819		198,405		438,514	643
Receivable for Capital Shares Sold	—		4,443,345		—	—
Reclaim Receivable	—		6,238		—	—
Total Assets	15,415,530		119,495,241		242,988,346	4,332,977
Liabilities:
Obligation to Return Securities Lending Collateral	3,643,340		369,743		—	—
Payable due to Investment Adviser	4,198		40,736		84,111	1,547
Payable for Investment Securities Purchased	—		4,437,542		—	—
Cash Overdraft	40,452		—		115,073	—
Total Liabilities	3,687,990		4,848,021		199,184	1,547
Net Assets	$11,727,540		$114,647,220		$242,789,162	$4,331,430
Net Assets Consist of:
Paid-in Capital	$14,605,709		$152,378,441		$209,693,351	$5,824,715
Total Distributable Earnings/(Loss)	(2,878,169)		(37,731,221)		33,095,811	(1,493,285)
Net Assets	$11,727,540		$114,647,220		$242,789,162	$4,331,430
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,000,000		7,800,000		11,200,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$11.73		$14.70		$21.68	$21.66
*Includes Market Value of Securities on Loan	$3,282,607		$355,028		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2020 (Unaudited)

Global X Thematic Growth ETF
Assets:
Cost of Affiliated Investments	$5,446,723
Affiliated Investments, at Value	5,817,822
Cash	1,045
Receivable due from Investment Adviser	587
Total Assets	5,819,454
Net Assets	$5,819,454
Net Assets Consist of:
Paid-in Capital	$5,427,153
Total Distributable Earnings	392,301
Net Assets	$5,819,454
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$29.10

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF	Global X Cloud Computing ETF
Investment Income:
Dividend Income	$8,700,873	$836,019	$1,012,764	$421,181
Interest Income	1,849	827	485	—
Security Lending Income	962,240	209,650	109,432	976
Less: Foreign Taxes Withheld	(982,135)	(37,440)	(42,282)	—
Total Investment Income	8,682,827	1,009,056	1,080,399	422,157
Supervision and Administration Fees(1)	4,579,595	1,515,272	477,320	1,585,423
Custodian Fees(2)	41,973	2,506	177	1,159
Total Expenses	4,621,568	1,517,778	477,497	1,586,582
Net Investment Income (Loss)	4,061,259	(508,722)	602,902	(1,164,425)
Net Realized Gain (Loss) on:
Investments(3)	(57,616,942)	5,680,309	270,268	31,278,637
Foreign Currency Transactions	79,757	(64,372)	8,448	(5,864)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(57,537,185)	5,615,937	278,716	31,272,773
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	136,577,633	23,626,291	(463,214)	91,801,569
Foreign Currency Translations	139,277	648	1,376	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	136,716,910	23,626,939	(461,838)	91,801,569
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	79,179,725	29,242,876	(183,122)	123,074,342
Net Increase in Net Assets Resulting from Operations	$83,240,984	$28,734,154	$419,780	$121,909,917

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF	Global X Genomics & Biotechnology ETF	Global X Video Games and Esports ETF
Investment Income:
Dividend Income	$383,385	$134,634	$11,040	$214,163
Interest Income	—	—	—	490
Security Lending Income	59	24,335	—	—
Less: Foreign Taxes Withheld	(7,115)	(8,501)	—	(23,727)
Total Investment Income	376,329	150,468	11,040	190,926
Supervision and Administration Fees(1)	151,152	57,088	74,342	102,997
Custodian Fees(2)	153	43	113	1,078
Total Expenses	151,305	57,131	74,455	104,075
Net Investment Income (Loss)	225,024	93,337	(63,415)	86,851
Net Realized Gain (Loss) on:
Investments(3)	2,670,198	(21,318)	951,331	2,906,330
Foreign Currency Transactions	1,591	404	5,322	(17,801)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,671,789	(20,914)	956,653	2,888,529
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,348,609	(1,197,778)	1,619,785	13,571,852
Foreign Currency Translations	88	(145)	—	(776)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,348,697	(1,197,923)	1,619,785	13,571,076
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	5,020,486	(1,218,837)	2,576,438	16,459,605
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,245,510	$(1,125,500)	$2,513,023	$16,546,456

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X Cybersecurity ETF	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Investment Income:
Dividend Income	$146,190	$287,277	$136,344	$82,736
Interest Income	—	264	148	50
Security Lending Income	—	9,412	—	—
Less: Foreign Taxes Withheld	(507)	—	(5,490)	(4,296)
Total Investment Income	145,683	296,953	131,002	78,490
Supervision and Administration Fees(1)	14,612	231,236	77,229	65,147
Custodian Fees(2)	63	22	173	75
Total Expenses	14,675	231,258	77,402	65,222
Waiver of Supervision and Administration Fees	(2,435)	(45,898)	(14,995)	(13,369)
Net Expenses	12,240	185,360	62,407	51,853
Net Investment Income	133,443	111,593	68,595	26,637
Net Realized Gain (Loss) on:
Investments(3)	23,373	(143,856)	698,914	1,533,837
Foreign Currency Transactions	6,642	—	(621)	(2,144)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	30,015	(143,856)	698,293	1,531,693
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	890,558	821,960	213,599	(3,102,479)
Foreign Currency Translations	(10,857)	—	254	139
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	879,701	821,960	213,853	(3,102,340)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	909,716	678,104	912,146	(1,570,647)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,043,159	$789,697	$980,741	$(1,544,010)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

	Global X Cannabis ETF	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$—	$869,994	$1,496,222	$17,204
Interest Income	—	1,059	431	17
Security Lending Income	456,512	4,215	—	—
Less: Foreign Taxes Withheld	—	—	(8,359)	—
Total Investment Income	456,512	875,268	1,488,294	17,221
Supervision and Administration Fees(1)	19,861	346,220	306,852	14,142
Tax Expense	22	—	—	—
Custodian Fees(2)	226	—	48	—
Total Expenses	20,109	346,220	306,900	14,142
Net Investment Income	436,403	529,048	1,181,394	3,079
Net Realized Gain (Loss) on:
Investments(3)	(1,162,737)	(10,480,749)	(620,175)	(1,126,644)
Foreign Currency Transactions	670	—	—	—
Net Realized Loss on Investments and Foreign Currency Transactions	(1,162,067)	(10,480,749)	(620,175)	(1,126,644)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(906,939)	(31,060,405)	19,941,678	(433,510)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(906,939)	(31,060,405)	19,941,678	(433,510)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(2,069,006)	(41,541,154)	19,321,503	(1,560,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,632,603)	$(41,012,106)	$20,502,897	$(1,557,075)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2020 (Unaudited)

Global X Thematic Growth ETF
Investment Income:
Dividend Income from Affiliated Investments	$7,799
Total Investment Income	7,799
Supervision and Administration Fees(1)	9,894
Tax Expense	9
Total Expenses	9,903
Waiver of Supervision and Administration Fees	(9,894)
Reimbursement from Adviser	(2,570)
Net Expenses	(2,561)
Net Investment Income	10,360
Net Realized Gain on:
Affiliated Investments	18,944
Net Realized Gain on Affiliated Investments	18,944
Net Change in Unrealized Appreciation on:
Affiliated Investments	244,634
Net Change in Unrealized Appreciation on Affiliated Investments	244,634
Net Realized and Unrealized Gain on Affiliated Investments	263,578
Net Increase in Net Assets Resulting from Operations	$273,938

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income (Loss)	$4,061,259	$14,691,492	$(508,722)	$(1,053,315)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(57,537,185)	(71,791,655)	5,615,937	(4,418,286)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	136,716,910	174,540,858	23,626,939	72,298,458
Net Increase in Net Assets Resulting from Operations	83,240,984	117,440,695	28,734,154	66,826,857
Distributions	(2,105,582)	(30,149,775)	—	(60,368)
Return of Capital	—	—	—	(437,339)
Capital Share Transactions:
Issued	55,629,932	198,574,452	125,866,255	112,979,438
Redeemed	(188,694,606)	(532,155,618)	(41,173,195)	(93,890,807)
Increase (Decrease) in Net Assets from Capital Share Transactions	(133,064,674)	(333,581,166)	84,693,060	19,088,631
Total Increase (Decrease) in Net Assets	(51,929,272)	(246,290,246)	113,427,214	85,417,781
Net Assets:
Beginning of Period	1,479,983,544	1,726,273,790	413,152,134	327,734,353
End of Period	$1,428,054,272	$1,479,983,544	$526,579,348	$413,152,134
Share Transactions:
Issued	2,650,000	10,050,000	4,200,000	3,950,000
Redeemed	(10,050,000)	(28,650,000)	(1,400,000)	(3,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,400,000)	(18,600,000)	2,800,000	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(1)
Operations:
Net Investment Income (Loss)	$602,902	$907,798	$(1,164,425)	$(1,071,525)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	278,716	2,605,613	31,272,773	6,663,002
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(461,838)	19,706,941	91,801,569	9,616,450
Net Increase in Net Assets Resulting from Operations	419,780	23,220,352	121,909,917	15,207,927
Distributions	(1,123,968)	(1,268,719)	(215,999)	—
Capital Share Transactions:
Issued	43,531,196	46,707,944	195,841,979	530,991,397
Redeemed	(4,417,878)	(20,015,531)	(113,096,158)	(73,813,774)
Increase in Net Assets from Capital Share Transactions	39,113,318	26,692,413	82,745,821	457,177,623
Total Increase in Net Assets	38,409,130	48,644,046	204,439,739	472,385,550
Net Assets:
Beginning of Period	131,627,488	82,983,442	472,385,550	—
End of Period	$170,036,618	$131,627,488	$676,825,289	$472,385,550
Share Transactions:
Issued	1,950,000	2,250,000	10,900,000	34,400,000
Redeemed	(200,000)	(1,100,000)	(6,500,000)	(4,850,000)
Net Increase in Shares Outstanding from Share Transactions	1,750,000	1,150,000	4,400,000	29,550,000

(1)	The Fund commenced operations on April 12, 2019
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Future Analytics Tech ETF		Global X Autonomous & Electric Vehicles ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$225,024	$238,611	$93,337	$218,070
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	2,671,789	491,558	(20,914)	(481,109)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,348,697	7,493,801	(1,197,923)	1,721,329
Net Increase (Decrease) in Net Assets Resulting from Operations	5,245,510	8,223,970	(1,125,500)	1,458,290
Distributions	(92,540)	(298,087)	(73,720)	(415,562)
Capital Share Transactions:
Issued	7,509,044	9,486,924	5,268,608	6,662,488
Redeemed	(10,038,331)	(15,169,333)	—	(8,098,341)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,529,287)	(5,682,409)	5,268,608	(1,435,853)
Total Increase (Decrease) in Net Assets	2,623,683	2,243,474	4,069,388	(393,125)
Net Assets:
Beginning of Period	44,244,595	42,001,121	14,854,927	15,248,052
End of Period	$46,868,278	$44,244,595	$18,924,315	$14,854,927
Share Transactions:
Issued	400,000	600,000	350,000	500,000
Redeemed	(550,000)	(1,000,000)	—	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(400,000)	350,000	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X Video Games & Esports ETF
	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(1)	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(2)
Operations:
Net Investment Income (Loss)	$(63,415)	$(34,304)	$86,851	$(626)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	956,653	(85,734)	2,888,529	483
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,619,785	1,935,322	13,571,076	73,582
Net Increase in Net Assets Resulting from Operations	2,513,023	1,815,284	16,546,456	73,439
Distributions	—	—	(2,778)	—
Capital Share Transactions:
Issued	17,190,487	16,918,798	95,030,116	1,499,313
Redeemed	(3,774,138)	—	(15,634,302)	—
Increase in Net Assets from Capital Share Transactions	13,416,349	16,918,798	79,395,814	1,499,313
Total Increase in Net Assets	15,929,372	18,734,082	95,939,492	1,572,752
Net Assets:
Beginning of Period	18,734,082	—	1,572,752	—
End of Period	$34,663,454	$18,734,082	$97,512,244	$1,572,752
Share Transactions:
Issued	1,150,000	1,200,000	5,500,000	100,000
Redeemed	(250,000)	—	(800,000)	—
Net Increase in Shares Outstanding from Share Transactions	900,000	1,200,000	4,700,000	100,000

(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on October 25, 2019.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Millennials Thematic ETF
	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(1)	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income (Loss)	$133,443	$(229)	$111,593	$219,456
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	30,015	2,135	(143,856)	6,663,020
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	879,701	184,833	821,960	(396,943)
Net Increase in Net Assets Resulting from Operations	1,043,159	186,739	789,697	6,485,533
Distributions	(4,045)	—	(270,261)	(174,812)
Capital Share Transactions:
Issued	8,915,091	1,527,026	9,294,791	64,196,494
Redeemed	—	—	(8,020,623)	(26,402,805)
Increase in Net Assets from Capital Share Transactions	8,915,091	1,527,026	1,274,168	37,793,689
Total Increase in Net Assets	9,954,205	1,713,765	1,793,604	44,104,410
Net Assets:
Beginning of Period	1,713,765	—	75,382,916	31,278,506
End of Period	$11,667,970	$1,713,765	$77,176,520	$75,382,916
Share Transactions:
Issued	500,000	100,000	350,000	2,600,000
Redeemed	—	—	(350,000)	(1,100,000)
Net Increase in Shares Outstanding from Share Transactions	500,000	100,000	—	1,500,000

(1)	The Fund commenced operations on October 25, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Health & Wellness Thematic ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$68,595	$112,028	$26,637	$125,259
Net Realized Gain on Investments and Foreign Currency Transactions(1)	698,293	369,749	1,531,693	874,756
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	213,853	2,517,693	(3,102,340)	1,775,531
Net Increase (Decrease) in Net Assets Resulting from Operations	980,741	2,999,470	(1,544,010)	2,775,546
Distributions	(157,854)	(185,161)	(62,308)	(120,454)
Capital Share Transactions:
Issued	4,499,919	6,291,263	12,110,550	13,239,961
Redeemed	(2,254,985)	(1,061,405)	(11,025,549)	(6,002,098)
Increase in Net Assets from Capital Share Transactions	2,244,934	5,229,858	1,085,001	7,237,863
Total Increase (Decrease) in Net Assets	3,067,821	8,044,167	(521,317)	9,892,955
Net Assets:
Beginning of Period	23,547,557	15,503,390	20,114,714	10,221,759
End of Period	$26,615,378	$23,547,557	$19,593,397	$20,114,714
Share Transactions:
Issued	200,000	300,000	600,000	700,000
Redeemed	(100,000)	(50,000)	(550,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	250,000	50,000	400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cannabis ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(1)	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$436,403	$37,302	$529,048	$1,121,799
Net Realized Loss on Investments and Foreign Currency Transactions(2)	(1,162,067)	(91,174)	(10,480,749)	(125,130)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(906,939)	(1,105,750)	(31,060,405)	13,930,447
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,632,603)	(1,159,622)	(41,012,106)	14,927,116
Distributions	(85,944)	—	(563,703)	(1,424,719)
Capital Share Transactions:
Issued	8,851,624	5,754,085	30,072,359	54,745,683
Redeemed	—	—	(56,913,887)	(26,097,564)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,851,624	5,754,085	(26,841,528)	28,648,119
Total Increase (Decrease) in Net Assets	7,133,077	4,594,463	(68,417,337)	42,150,516
Net Assets:
Beginning of Period	4,594,463	—	183,064,557	140,914,041
End of Period	$11,727,540	$4,594,463	$114,647,220	$183,064,557
Share Transactions:
Issued	700,000	300,000	2,050,000	3,250,000
Redeemed	—	—	(4,750,000)	(1,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	700,000	300,000	(2,700,000)	1,450,000

(1)	The Fund commenced operations on September 17, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Founder-Run Companies ETF
	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Period Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$1,181,394	$1,109,548	$3,079	$12,129
Net Realized Gain (Loss) on Investments(1)	(620,175)	1,212,313	(1,126,644)	117,490
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,941,678	7,322,687	(433,510)	409,468
Net Increase (Decrease) in Net Assets Resulting from Operations	20,502,897	9,644,548	(1,557,075)	539,087
Distributions	(730,904)	(1,418,777)	(13,936)	(73,673)
Capital Share Transactions:
Issued	140,647,241	26,031,211	6,247,607	—
Redeemed	(3,089,508)	(5,301,803)	(4,444,963)	(1,022,118)
Increase (Decrease) in Net Assets from Capital Share Transactions	137,557,733	20,729,408	1,802,644	(1,022,118)
Total Increase (Decrease) in Net Assets	157,329,726	28,955,179	231,633	(556,704)
Net Assets:
Beginning of Period	85,459,436	56,504,257	4,099,797	4,656,501
End of Period	$242,789,162	$85,459,436	$4,331,430	$4,099,797
Share Transactions:
Issued	7,650,000	1,200,000	300,000	—
Redeemed	(150,000)	(250,000)	(300,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,500,000	950,000	—	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF
	Period Ended May 31, 2020 (Unaudited)	Period Ended November 30, 2019(1)
Operations:
Net Investment Income	$10,360	$352
Net Realized Gain on Affiliated Investments(2)	18,944	—
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	244,634	126,465
Net Increase in Net Assets Resulting from Operations	273,938	126,817
Distributions	(8,454)	—
Capital Share Transactions:
Issued	4,204,270	2,523,000
Redeemed	(1,300,117)	—
Increase in Net Assets from Capital Share Transactions	2,904,153	2,523,000
Total Increase in Net Assets	3,169,637	2,649,817
Net Assets:
Beginning of Period	2,649,817	—
End of Period	$5,819,454	$2,649,817
Share Transactions:
Issued	150,000	100,000
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,000	100,000
(1)	The Fund commenced operations on October 25, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Robotics & Artificial Intelligence ETF
2020 (Unaudited)	21.43	0.06	1.70	1.76	(0.03)	—
2019	19.70	0.19	1.93	2.12	(0.39)	—
2018	23.96	0.19	(4.45)	(4.26)	—	—
2017	14.87	0.01	9.09	9.10	(0.01)	—
2016(1)	14.84	0.02	0.01	0.03	—	—
Global X FinTech ETF
2020 (Unaudited)	30.49	(0.03)	1.75	1.72	—	—
2019	24.55	(0.08)	6.06	5.98	—	—
2018	21.79	(0.08)	2.86	2.78	—	(0.02)
2017	14.91	(0.03)	6.91	6.88	—	—
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—
Global X Internet of Things ETF
2020 (Unaudited)	22.89	0.09	(0.13)	(0.04)	(0.18)	—
2019	18.04	0.20	4.93	5.13	(0.28)	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)
2017	15.52	0.16	4.49	4.65	(0.05)	—
2016(1)	15.04	0.09	0.39	0.48	—	—
Global X Cloud Computing ETF
2020 (Unaudited)	15.99	(0.04)	4.00	3.96	—	(0.01)
2019(2)	15.06	(0.04)	0.97	0.93	—	—
Global X Future Analytics Tech ETF
2020 (Unaudited)	17.35	0.09	2.13	2.22	(0.04)	—
2019	14.24	0.10	3.13	3.23	(0.12)	—
2018(3)	15.00	0.05	(0.81)	(0.76)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.03)	23.16	8.22	1,428,054	0.69	†	0.60	†	9.39
—	(0.39)	21.43	11.16	1,479,984	0.68		0.98		10.97
—	***	19.70	(17.77)	1,726,274	0.70		0.83		28.50
—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
—	—	14.87	0.20	2,974	0.68	†	0.62	†	—

—	—	32.21	5.64	526,579	0.68	†	(0.23	)†	4.67
(0.04)	(0.04)	30.49	24.42	413,152	0.68		(0.29)		16.40
—	(0.02)	24.55	12.79	327,734	0.68		(0.29)		20.58
—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—

—	(0.18)	22.67	(0.19)	170,037	0.68	†	0.86	†	7.78
—	(0.28)	22.89	29.01	131,627	0.68		1.04		11.71
—	(0.22)	18.04	(9.33)	82,983	0.69		0.88		16.69
—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39

—	(0.01)	19.94	24.76	676,825	0.68	†	(0.50	)†	7.06
—	—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

—	(0.04)	19.53	12.79	46,868	0.68	†	1.01	†	19.17
—	(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than 0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on April 12, 2019.
(3)	The Fund commenced operations on May 11, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X Autonomous & Electric Vehicles ETF
2020 (Unaudited)	14.15	0.07	(0.63)	(0.56)	(0.07)
2019	13.26	0.22	1.11	1.33	(0.44)
2018(1)	15.00	0.11	(1.85)	(1.74)	—
Global X Genomics & Biotechnology ETF
2020 (Unaudited)	15.61	(0.04)	0.94	0.90	—
2019(2)	15.28	(0.05)	0.38	0.33	—
Global X Video Games and Esports ETF
2020 (Unaudited)	15.73	0.05	4.57	4.62	(0.03)
2019(3)	14.99	—	0.74	0.74	—
Global X Cybersecurity ETF
2020 (Unaudited)	17.14	0.46	1.89	2.35	(0.02)
2019(3)	15.27	—	1.87	1.87	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.07)	13.52	(4.00)	18,924	0.68	†	1.11	†	12.62
—	(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	—	16.51	5.77	34,663	0.68	†	(0.58	)†	29.33
—	—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

—	(0.03)	20.32	29.40	97,512	0.51	†	0.42	†	4.39
—	—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

(0.02)	(0.04)	19.45	13.75	11,668	0.50	†^	5.48	†	23.26
—	—	17.14	12.25	1,714	0.50	†^	(0.16	)†	3.57

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 0.60%.
(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 5, 2019.
(3)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Millennials Thematic ETF
2020 (Unaudited)	25.55	0.04	0.66	0.70	(0.08)	(0.01)
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)
2017	15.58	0.07	3.51	3.58	(0.05)	—
2016(1)	14.95	0.05	0.58	0.63	—	—
Global X Longevity Thematic ETF
2020 (Unaudited)	23.55	0.06	0.73	0.79	(0.09)	(0.05)
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)
2016(2)	15.32	0.07	(0.22)	(0.15)	—	—
Global X Health & Wellness Thematic ETF
2020 (Unaudited)	21.17	0.02	(1.55)	(1.53)	(0.05)	—
2019	18.59	0.14	2.60	2.74	(0.16)	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)
2017	14.72	0.17	1.94	2.11	(0.08)	—
2016(2)	15.13	0.07	(0.48)	(0.41)	—	—
Global X Cannabis ETF
2020 (Unaudited)	15.31	0.62	(3.99)	(3.37)	(0.21)	—
2019(3)	24.41	0.22	(9.32)	(9.10)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.09)	26.16	2.75	77,177	0.50	†‡	0.30	†	7.97
(0.11)	25.55	19.07	75,383	0.50	‡	0.42		10.44
(0.17)	21.57	13.87	31,279	0.50	‡	0.40		10.94
(0.05)	19.11	23.05	11,467	0.54	‡	0.40		20.97
—	15.58	4.21	3,896	0.68	†	0.59	†	—

(0.14)	24.20	3.39	26,615	0.50	†‡	0.55	†	10.72
(0.24)	23.55	15.38	23,548	0.50	‡	0.62		14.18
(0.20)	20.67	6.55	15,503	0.50	‡	0.63		14.39
(0.16)	19.60	30.58	7,841	0.52	‡	0.44		10.20
—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76

(0.05)	19.59	(7.26)	19,593	0.50	†^	0.26	†	17.14
(0.16)	21.17	14.89	20,115	0.50	^	0.74		18.05
(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
—	14.72	(2.71)	1,472	0.68	†	0.82	†	—

(0.21)	11.73	(22.19)	11,728	0.51	†	10.99	†	30.17
—	15.31	(37.28)	4,594	0.50	†	6.19	†	11.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio to Expenses to Average Net Assets includes the affect of a waiver. If these affects were excluded, the ratio would hve been 0.62%, 0.68%, 0.68%, and 0.68% for the period ended May 31, 2020 and years ended November 30, 2019, 2018, and 2017, respectively.

^
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 0.63%, 0.68%, 0.68%, and 0.68% for the period ended May 31, 2020 and years ended November 30, 2019, 2018, and 2017, respectively.

(1)	The Fund commenced operations on May 4, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)	The Fund commenced operations on September 17, 2019.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X U.S. Infrastructure Development ETF
2020 (Unaudited)	17.43	0.06	(2.74)	(2.68)	(0.05)	—
2019	15.57	0.13	1.90	2.03	(0.17)	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—
2017(1)	14.98	0.10	1.08	1.18	—	—
Global X Conscious Companies ETF
2020 (Unaudited)	23.10	0.17	(1.40)	(1.23)	(0.17)	(0.02)
2019	20.55	0.37	2.68	3.05	(0.50)	—
2018	19.23	0.33	1.22	1.55	(0.23)	—
2017	15.79	0.26	3.33	3.59	(0.15)	—
2016(2)	15.09	0.15	0.55	0.70	—	—
Global X Founder-Run Companies ETF
2020 (Unaudited)	20.50	0.01	1.22	1.23	(0.07)	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)
2017(3)	15.02	0.04	2.35	2.39	—	—
Global X Thematic Growth ETF
2020 (Unaudited)	26.50	0.07	2.61	2.68	(0.08)	—
2019(4)	25.23	—	1.27	1.27	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.05)	14.70	(15.41)	114,647	0.47	†	0.72	†	12.48
(0.17)	17.43	13.28	183,065	0.47	‡	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	‡	0.77		6.76
—	16.16	7.88	20,203	0.47	†‡	0.91	†	—

(0.19)	21.68	(5.39)	242,789	0.43	†	1.66	†	27.63
(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
—	15.79	4.64	33,163	0.43	†	2.57	†	37.35

(0.07)	21.66	6.02	4,331	0.45	†	0.10	†	26.60
(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

(0.08)	29.10	10.15	5,820	(0.13)	†^	0.52	†	8.44
—	26.50	5.03	2,650	(0.15)	†^	0.15	†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, theratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, theratio would have been 0.50%, 0.58% and 0.58%, for the years ended November 30, 2019, 2018 and 2017,respectively.

^
The ratio of Expenses to Average Net Assets includes the effect of a waiver and reimbursement of acquiredfund fees. If these offsets and acquired fund fees were excluded, the ratio would have been 0.50%.

(1)	The Fund commenced operations on March 6, 2017.
(2)	The Fund commenced operations on July 11, 2016.
(3)	The Fund commenced operations on February 13, 2017.
(4)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
May 31, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2020, the Trust had eighty-nine portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Cloud Computing ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, Global X Genomics & Biotechnology ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF, Global X Health & Wellness Thematic ETF, Global X Cannabis ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, and Global X Thematic Growth ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF and Global X Health & Wellness Thematic ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
available to the Committee. For the period ended May 31, 2020, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2020 there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
At May 31, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$13,785,170	$13,785,170	$	−	$	−
Global X FinTech ETF
BNP Paribas	$4,451,165	$4,451,165	$	−	$	−
Global X Internet of Things ETF
BNP Paribas	$462,367	$462,367	$	−	$	−
Global X Future Analytics Tech ETF
BNP Paribas	$7,604	$7,604	$	−	$	−
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$48,875	$48,875	$	−	$	−
Global X Millennials Thematic ETF
BNP Paribas	$112,435	$112,435	$	−	$	−
Global X Cannabis ETF
BNP Paribas	$382,751	$382,751	$	−	$	−
Global X U.S. Infrastructure Development ETF
BNP Paribas	$38,843	$38,843	$	−	$	−

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described on the following page.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2020	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	50,000	$600	$1,158,000	$600
Global X FinTech ETF	50,000	400	1,610,500	400
Global X Internet of Things ETF	50,000	600	1,133,500	600
Global X Cloud Computing ETF	50,000	250	997,000	250
Global X Future Analytics Tech ETF	50,000	600	976,500	600
Global X Autonomous & Electric Vehicles ETF	50,000	750	676,000	750
Global X Genomics & Biotechnology ETF	50,000	250	825,500	250
Global X Video Games & Esports ETF	50,000	600	1,016,000	600
Global X Cybersecurity ETF	50,000	250	972,500	250
Global X Millennials Thematic ETF	50,000	300	1,308,000	300
Global X Longevity Thematic ETF	50,000	1,000	1,210,000	1,000
Global X Health & Wellness Thematic ETF	50,000	1,000	979,500	1,000
Global X Cannabis ETF	50,000	250	586,500	250
Global X U.S. Infrastructure Development ETF	50,000	400	735,000	400
Global X Conscious Companies ETF	50,000	750	1,084,000	750
Global X Founder-Run Companies ETF	50,000	400	1,083,000	400
Global X Thematic Growth ETF	50,000	250	1,455,000	250

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Advisor’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively.
The following table discloses the rates of supervision and administration fees paid by the Funds:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence Thematic ETF	0.68%
Global X FinTech Thematic ETF	0.68%
Global X Internet of Things Thematic ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Genomics & Biotechnology ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF***	0.60%
Global X Millennials Thematic ETF* (1)	0.50%
Global X Longevity Thematic ETF* (1)	0.50%
Global X Health & Wellness Thematic ETF* (1)	0.50%
Global X Cannabis ETF	0.50%
Global X U.S. Infrastructure Development ETF**	0.47%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.45%
Global X Thematic Growth ETF	0.50%

(1) Prior to April 1, 2020 the Fee was 0.68%.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
* Pursuant to expense limitation agreements between each of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X Millennials Thematic ETF (the “Funds”) and the Adviser prior to April 1, 2020, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Funds (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) did not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreements during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s management fees to 0.50% and end the expense limitation agreements as of April 1, 2020, waived or reimbursed fees prior to April 1, 2020 are still subject to recoupment. As of May 31, 2020, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and Global X Millennials Thematic ETF, were $2,169 (expiring 2020), $11,634 (expiring 2021), $8,496 (expiring 2022); $5,466 (expiring 2020), $23,346 (expiring 2021), $9,461 (expiring 2022); $7,408 (expiring 2020), $41,063 (expiring 2021) and $18,918 (expiring 2022), respectively.
** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets per year until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of May 31, 2020, the amounts of waivers/reimbursements subject to recoupment for the Fund were $7,476 (expiring 2020), $102,748 (expiring 2021) and $44,734 (expiring 2022). As of May 31, 2020, there had been no recoupment of previously waived and reimbursed fees.
*** Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Cybersecurity ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Fund’s average daily net assets per year until April 1, 2021.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2020, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2020	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$137,309,194	$127,838,763
Global X FinTech ETF	21,289,264	22,428,921
Global X Internet of Things ETF	13,212,774	11,082,917
Global X Cloud Computing ETF	33,967,237	35,416,428
Global X Future Analytics Tech ETF	8,886,349	8,682,482
Global X Autonomous & Electric Vehicles ETF	2,497,278	2,124,778
Global X Genomics & Biotechnology ETF	6,909,711	6,616,026
Global X Video Games & Esports ETF	10,593,189	1,834,477
Global X Cybersecurity ETF	1,417,874	1,197,771
Global X Millennials Thematic ETF	5,910,992	5,946,915
Global X Longevity Thematic ETF	2,680,969	2,654,009
Global X Health & Wellness Thematic ETF	3,705,896	3,487,083
Global X Cannabis ETF	2,696,100	2,383,262
Global X U.S. Infrastructure Development ETF	18,324,549	18,353,741
Global X Conscious Companies ETF	42,281,604	40,497,680
Global X Founder-Run Companies ETF	1,518,533	1,524,091
Global X Thematic Growth ETF	410,884	347,027

For the period ended May 31, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$55,398,424	$188,030,710	$(27,049,848)
Global X FinTech ETF	126,098,861	41,228,494	8,267,048
Global X Internet of Things ETF	40,167,327	4,116,938	1,287,596
Global X Cloud Computing ETF	195,785,094	112,759,387	31,270,885
Global X Future Analytics Tech ETF	7,372,785	9,895,908	3,258,786
Global X Autonomous & Electric Vehicles ETF	4,931,490	−	−
Global X Genomics & Biotechnology ETF	16,841,744	3,804,869	1,147,792
Global X Video Games & Esports ETF	84,619,572	14,065,768	2,893,173
Global X Cybersecurity ETF	8,794,597	−	−
Global X Millennials Thematic ETF	9,294,038	8,020,751	702,883
Global X Longevity Thematic ETF	4,399,844	2,220,693	1,126,229
Global X Health & Wellness Thematic ETF	10,970,471	10,139,653	1,859,275
Global X Cannabis ETF	8,819,192	−	−
Global X U.S. Infrastructure Development ETF	30,053,291	56,769,924	(10,970,420)
Global X Conscious Companies ETF	139,230,795	3,084,510	837,189
Global X Founder-Run Companies ETF	6,242,948	4,435,220	(1,104,663)
Global X Thematic Growth ETF	3,979,552	1,137,285	61,467

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

4. INVESTMENT TRANSACTIONS (continued)
For the year ended November 30, 2019, in-kind transactions associated with creations and redemptions were:
2019	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$196,452,084	$527,329,566	$(33,905,075)
Global X FinTech ETF	112,937,062	93,896,478	8,446,928
Global X Internet of Things ETF	43,369,377	19,178,310	4,282,434
Global X Cloud Computing ETF	524,429,030	73,776,961	7,782,237
Global X Future Analytics Tech ETF	9,253,548	14,737,108	977,438
Global X Autonomous & Electric Vehicles ETF	6,226,367	7,556,398	102,697
Global X Genomics & Biotechnology ETF	16,470,842	−	−
Global X Video Games & Esports ETF	1,343,301	−	−
Global X Cybersecurity ETF	1,513,438	−	−
Global X Millennials Thematic ETF	64,052,088	26,378,103	7,255,226
Global X Longevity Thematic ETF	6,136,552	1,033,564	281,906
Global X Health & Wellness Thematic ETF	12,053,707	5,418,018	922,860
Global X Cannabis ETF	5,754,039	−	−
Global X U.S. Infrastructure Development ETF	54,690,700	26,071,935	538,144
Global X Conscious Companies ETF	25,986,382	5,288,419	1,691,105
Global X Founder-Run Companies ETF	−	1,021,446	192,373
Global X Thematic Growth ETF	2,522,056	−	−

For the period ended May 31, 2020, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2019 and Novemeber 30, 2018 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2019	$30,149,775	$–	$–	$30,149,775
2018	121,571	–	–	121,571
Global X FinTech ETF
2019	$–	$60,368	$437,339	$497,707
2018	47,896	15,114	–	63,010
Global X Internet of Things ETF
2019	$1,268,719	$–	$–	$1,268,719
2018	924,105	79,852	–	1,003,957
Global X Cloud Computing ETF
2019	$–	$–	$–	$–
Global X Future Analytics Tech ETF
2019	$298,087	$–	$–	$298,087
2018	–	–	–	–
Global X Autonomous & Electric Vehicles ETF
2019	$415,562	$–	$–	$415,562
2018	–	–	–	–
Global X Genomics & Biotechnology ETF
2019	$–	$–	$–	$–
Global X Video Games and Esports ETF
2019	$–	$–	$–	$–
Global X Cybersecurity ETF
2019	$–	$–	$–	$–
Global X Millennials Thematic ETF
2019	$147,679	$27,133	$–	$174,812
2018	99,317	20,903	–	120,220
Global X Longevity Thematic ETF
2019	$146,505	$38,656	$–	$185,161
2018	74,051	16,585	–	90,636
Global X Health & Wellness Thematic ETF
2019	$120,454	$–	$–	$120,454
2018	54,477	16,673	–	71,150
Global X Cannabis ETF
2019	$–	$–	$–	$–
Global X U.S. Infrastructure Development ETF
2019	$1,424,719	$–	$–	$1,424,719
2018	80,930	–	–	80,930

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Conscious Companies ETF
2019	$1,418,777	$–	$–	$1,418,777
2018	598,437	–	–	598,437
Global X Founder-Run Companies ETF
2019	$70,597	$3,076	$–	$73,673
2018	53,242	781	–	54,023
Global X Thematic Growth ETF
2019	$–	$–	$–	$–

As of November 30, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF
Undistributed Ordinary Income	$2,105,553	$–	$397,344
Capital Loss Carryforwards	(118,941,610)	(11,853,484)	(1,951,432)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(192,946,578)	40,524,110	14,704,995
Late Year Loss Deferral	–	(960,039)	–
Other Temporary Differences	–	2	(4)
Total Distributable Earnings (Accumulated Losses)	$(309,782,635)	$27,710,589	$13,150,903

	Global X Funds
	Global X Cloud Computing ETF	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF
Undistributed Ordinary Income	$210,759	$84,300	$56,036
Capital Loss Carryforwards	–	(496,769)	(991,468)
Post October Losses	(1,219,812)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	9,483,867	3,383,751	(772,361)

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

	Global X Funds
	Global X Cloud Computing ETF	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF
Late Year Loss Deferral	(1,037,168)	–	–
Other Temporary Differences	–	(1)	–
Total Distributable Earnings (Accumulated Losses)	$7,437,646	$2,971,281	$(1,707,793)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X Video Games and Esports ETF	Global X Cybersecurity ETF
Undistributed Ordinary Income	$–	$–	$2,033
Unrealized Appreciation on Investments and Foreign Currency	1,815,857	73,582	184,833
Late Year Loss Deferral	(574)	(142)	(129)
Other Temporary Differences	1	(1)	2
Total Distributable Earnings (Accumulated Losses)	$1,815,284	$73,439	$186,739

	Global X Funds
	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$202,230	$108,256	$54,346
Undistributed Long- Term Capital Gain	1,324	38,307	–
Capital Loss Carryforwards	–	–	(86,314)
Unrealized Appreciation on Investments and Foreign Currency	1,296,801	3,392,400	1,329,809
Other Temporary Differences	(1)		1
Total Distributable Earnings (Accumulated Losses)	$1,500,354	$3,538,963	$1,297,842

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Cannabis ETF	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF	Global X Thematic Growth ETF
Undistributed Ordinary Income	$44,288	$506,268	$535,548	$8,874	$352
Capital Loss Carryforwards	(10,884)	(515,389)	(367,291)	(77,595)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,193,026)	3,853,707	13,155,561	146,448	126,465
Other Temporary Differences	–	2	–	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(1,159,622)	$3,844,588	$13,323,818	$77,726	$126,817

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence Thematic ETF	$104,042,882	$14,898,728	$118,941,610
Global X FinTech ETF	5,673,993	6,179,491	11,853,484
Global X Internet of Things Thematic ETF	1,620,664	330,768	1,951,432
Global X Future Analytics Tech ETF	496,769	−	496,769
Global X Autonomous & Electric Vehicles ETF	724,421	267,047	991,468
Global X Health & Wellness Thematic ETF	21,198	65,116	86,314
Global X Cannabis ETF	10,884	−	10,884
Global X U.S. Infrastructure Development ETF	515,389	−	515,389
Global X Conscious Companies ETF	325,980	41,311	367,291
Global X Founder-Run Companies ETF	26,773	50,822	77,595

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

5. TAX INFORMATION (continued)
During the year ended November 30, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss		Long-Term Loss	Total
Global X U.S. Infrastructure Development ETF	$	−	$1,738	$1,738
Global X Health & Wellness Thematic ETF		178	−	178

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2020, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$1,612,706,342	$231,991,921	$(282,162,750)	$(50,170,829)
Global X FinTech ETF	500,245,106	97,850,326	(29,332,712)	68,517,614
Global X Internet of Things ETF	158,982,178	26,036,534	(11,155,220)	14,881,314
Global X Cloud Computing ETF	575,080,705	112,695,798	(11,277,779)	101,418,019
Global X Future Analytics Tech ETF	40,929,820	8,395,273	(2,396,001)	5,999,272
Global X Autonomous & Electric Vehicles ETF	21,224,908	2,068,170	(3,924,809)	(1,856,639)
Global X Genomics & Biotechnology ETF	31,057,668	4,572,164	(1,017,057)	3,555,107
Global X Video Games and Esports ETF	94,214,259	14,144,765	(499,331)	13,645,434
Global X Cybersecurity ETF	10,566,799	1,281,366	(205,975)	1,075,391
Global X Millennials Thematic ETF	75,310,863	9,691,469	(6,816,645)	2,874,824
Global X Longevity Thematic ETF	22,892,314	5,159,822	(1,432,073)	3,727,749
Global X Health & Wellness Thematic ETF	21,296,811	1,636,865	(3,366,752)	(1,729,887)
Global X Cannabis ETF	17,293,400	507,102	(2,519,791)	(2,012,689)
Global X U.S. Infrastructure Development ETF	141,457,775	3,455,485	(30,271,574)	(26,816,089)
Global X Conscious Companies ETF	209,101,459	35,278,596	(1,830,223)	33,448,373
Global X Founder-Run Companies ETF	4,604,247	352,894	(627,463)	(274,569)
Global X Thematic Growth ETF	5,446,723	403,538	(32,439)	371,099

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
6. CONCENTRATION OF RISKS
The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

6. CONCENTRATION OF RISKS (continued)
mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.
The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2020, the value of securities on loan was $122,421,080, $40,174,322, $4,293,915, $71,456, $445,891, $1,072,329, $3,282,607, and $355,028, for the Global X Robotics and Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, Global X Millenials Thematic ETF, Global X Cannabis ETF and Global X U.S. Infrastructure Development ETF, respectively, and the cash collateral recieved from securities on loan was $131,218,660, $42,369,873, $4,401,194, $72,380, $465,236, $1,070,245, $3,643,340, and $369,743, for the the Global X Robotics and Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, Global X Millenials Thematic ETF, Global X Cannabis ETF and Global X U.S. Infrastructure Development ETF, respectively.

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Barclays Bank	$12,481,886	$12,551,215	(1)
BofA Securities	62,878,204	65,612,247
Citigroup	2,010,860	2,115,320
Credit Suisse	250,615	263,500
Goldman Sachs & Co.	3,664,487	7,563,704
JPMorgan	1,642,940	1,631,168	(1)
Morgan Stanley	38,899,634	40,861,037
UBS AG London Branch	557,646	586,644
UBS Securities LLC	5,943	5,775	(1)
Wells Fargo	28,866	28,050	(1)
Global X FinTech ETF
Barclays Bank	14,606,839	14,988,283
BofA Securities	72,400	76,100
Citigroup	3,168,444	3,286,118
Credit Suisse	6,410,060	6,739,210
Goldman Sachs & Co.	1,341,684	2,027,142
JPMorgan	5,081	5,368
Morgan Stanley	13,991,419	14,649,295
Natl Financial Services Corp	578,396	598,357
Global X Internet of Things ETF
Barclays Bank	1,109,505	1,136,350
BofA Securities	22,168	23,313
Citigroup	217,912	221,895
Goldman Sachs & Co.	166,846	175,461
JPMorgan	2,777,484	2,844,175
Global X Future Analytics Tech ETF
Natl Financial Services Corp	71,456	72,380	(1)
Global X Autonomous & Electric Vehicles ETF
BofA Securities	88	95
Goldman Sachs & Co.	438,528	457,366
JPMorgan	7,275	7,776
Global X Millennials Thematic ETF
BofA Securities	165,213	161,415	(1)
Natl Financial Services Corp	367,467	366,385	(1)
UBS Securities LLC	539,649	542,445	(1)

Notes to Financial Statements (unaudited) (continued)
May 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Cannabis ETF
Barclays Bank	$399,375	$434,605
Citigroup	401,801	443,746
Credit Suisse	207,292	232,848
Goldman Sachs & Co.	482,957	542,427
JPMorgan	517,306	571,407
Morgan Stanley	356,117	393,104
Scotia Capital	660,404	739,864
UBS AG London Branch	22,699	24,516
UBS Securities LLC	234,657	260,823
Global X U.S. Infrastructure Development ETF
Goldman Sachs & Co.	32,160	33,759
UBS Securities LLC	127,890	129,850
Wells Fargo	194,978	206,134

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Securities & Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Notes to Financial Statements (unaudited) (concluded)
May 31, 2020

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosures until the effective date.
11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:
Effective June 15, 2020, the Global X Future Analytics Tech ETF was renamed Global X Artificial Intelligence & Technology ETF.
Effective June 15, 2020, the Management Fee of the Global X Genomics & Biotechnology ETF was reduced to 0.50%.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2019 to May 31, 2020).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,082.20	0.69%	$3.59
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,056.40	0.68%	$3.50
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$998.10	0.68%	$3.40
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,247.60	0.68%	$3.82
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Future Analytics Tech ETF
Actual Fund Return	$1,000.00	$1,127.90	0.68%	$3.62
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$960.00	0.68%	$3.33
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$1,057.70	0.68%	$3.50
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Video Games and Esports ETF
Actual Fund Return	$1,000.00	$1,294.00	0.51%	$2.92
Hypothetical 5% Return	1,000.00	1,022.45	0.51	2.58

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,137.50	0.50%	$2.67
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,027.50	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,033.90	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$927.40	0.50%	$2.41
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Cannabis ETF
Actual Fund Return	$1,000.00	$778.10	0.51%	$2.27
Hypothetical 5% Return	1,000.00	1,022.45	0.51	2.58

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$845.90	0.47%	$2.17
Hypothetical 5% Return	1,000.00	1,022.65	0.47	2.38

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$946.10	0.43%	$2.09
Hypothetical 5% Return	1,000.00	1,022.85	0.43	2.17

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,060.20	0.45%	$2.32
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$1,101.50	0.00%	$0.00
Hypothetical 5% Return	1,000.00	1,024.35	0.00	0.00

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period.)

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0500

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.   Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date: August 7, 2020

/s/ Chang Kim
By (Signature and Title)*	Chang Kim
Chief Financial Officer

Date: August 7, 2020

*     Print the name and title of each signing officer under his or her signature.